UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Strategic Advisers® Core Income Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

May 31, 2016

SSC-QTLY-0716
1.912894.105

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 8.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.2%
Ford Motor Co.:
6.625% 10/1/28	$770,000	$948,732
7.45% 7/16/31	1,685,000	2,197,488
General Motors Co.:
3.5% 10/2/18	3,180,000	3,260,995
5.2% 4/1/45	1,994,000	1,936,862
6.25% 10/2/43	1,365,000	1,505,725
6.6% 4/1/36	2,468,000	2,814,823
6.75% 4/1/46	4,114,000	4,812,886
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,015,000	1,022,439
3.25% 5/15/18	1,670,000	1,701,571
3.5% 7/10/19	3,787,000	3,887,034
3.7% 5/9/23	12,510,000	12,373,266
4.25% 5/15/23	1,875,000	1,915,187
4.375% 9/25/21	7,321,000	7,671,412
4.75% 8/15/17	1,755,000	1,812,453
		47,860,873
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
4.25% 6/15/23	2,536,000	2,746,432
6.875% 8/15/18	650,000	719,254
		3,465,686
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
1.875% 5/29/19	1,400,000	1,411,687
2.625% 1/15/22	680,000	693,882
2.75% 12/9/20	1,005,000	1,031,812
3.7% 1/30/26	3,139,000	3,336,292
4.7% 12/9/35	1,368,000	1,470,411
4.875% 12/9/45	2,147,000	2,378,436
		10,322,520
Household Durables - 0.1%
D.R. Horton, Inc. 4% 2/15/20	19,700,000	20,340,250
Newell Brands, Inc. 4.2% 4/1/26	515,000	544,187
Toll Brothers Finance Corp.:
4.375% 4/15/23	5,000,000	4,987,500
5.875% 2/15/22	12,000,000	12,960,000
		38,831,937
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. 1.2% 11/29/17	350,000	350,231
Media - 0.5%
21st Century Fox America, Inc.:
4.95% 10/15/45	2,350,000	2,554,521
5.4% 10/1/43	965,000	1,089,426
6.15% 3/1/37	2,054,000	2,481,010
6.15% 2/15/41	1,725,000	2,101,366
7.75% 12/1/45	1,484,000	2,086,250
AOL Time Warner, Inc. 7.625% 4/15/31	1,435,000	1,909,595
CBS Corp. 4.3% 2/15/21	270,000	291,580
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	6,002,000	6,322,189
4.908% 7/23/25 (a)	7,565,000	8,106,767
6.384% 10/23/35 (a)	2,135,000	2,429,276
6.484% 10/23/45 (a)	570,000	657,497
Comcast Corp.:
4.6% 8/15/45	1,740,000	1,912,474
5.7% 7/1/19	1,100,000	1,234,004
Discovery Communications LLC:
3.25% 4/1/23	393,000	380,055
5.625% 8/15/19	225,000	246,226
NBCUniversal, Inc.:
4.375% 4/1/21	430,000	477,012
5.15% 4/30/20	3,135,000	3,532,524
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	2,000,000	2,047,500
5% 4/15/22 (a)	10,000,000	10,225,000
Scripps Networks Interactive, Inc. 3.95% 6/15/25	710,000	729,250
Time Warner Cable, Inc.:
4% 9/1/21	16,424,000	17,095,249
5.5% 9/1/41	2,591,000	2,609,456
5.875% 11/15/40	5,543,000	5,784,608
6.55% 5/1/37	6,351,000	7,150,680
6.75% 7/1/18	1,413,000	1,540,462
7.3% 7/1/38	6,393,000	7,687,576
8.25% 4/1/19	6,565,000	7,594,267
8.75% 2/14/19	1,400,000	1,629,354
Time Warner, Inc.:
4% 1/15/22	1,125,000	1,202,393
4.7% 1/15/21	2,175,000	2,391,408
4.9% 6/15/42	7,000,000	7,366,695
6.2% 3/15/40	2,433,000	2,894,513
Viacom, Inc.:
4.25% 9/1/23	6,988,000	7,139,661
5.625% 9/15/19	775,000	848,616
5.85% 9/1/43	270,000	256,071
Walt Disney Co.:
1.1% 12/1/17	300,000	300,430
2.55% 2/15/22	335,000	343,600
2.75% 8/16/21	200,000	209,775
		124,858,336
Multiline Retail - 0.0%
Family Tree Escrow LLC 5.25% 3/1/20 (a)	3,555,000	3,706,088
Specialty Retail - 0.0%
Home Depot, Inc.:
2.625% 6/1/22	260,000	267,144
4.875% 2/15/44	525,000	613,418
5.875% 12/16/36	300,000	389,432
Lowe's Companies, Inc. 4.25% 9/15/44	310,000	328,466
		1,598,460

TOTAL CONSUMER DISCRETIONARY		230,994,131

CONSUMER STAPLES - 0.5%
Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	10,553,000	10,739,134
3.3% 2/1/23	12,525,000	12,873,546
3.65% 2/1/26	12,330,000	12,813,274
4.7% 2/1/36	10,761,000	11,627,594
4.9% 2/1/46	12,876,000	14,349,426
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	4,375,000	4,898,171
Constellation Brands, Inc.:
3.75% 5/1/21	15,610,000	16,156,350
3.875% 11/15/19	5,215,000	5,462,713
4.25% 5/1/23	7,537,000	7,763,110
4.75% 11/15/24	5,595,000	5,881,744
PepsiCo, Inc.:
2.75% 3/5/22	900,000	930,767
2.75% 3/1/23	780,000	803,799
3.1% 7/17/22	260,000	272,529
4.5% 1/15/20	1,925,000	2,126,879
SABMiller Holdings, Inc. 3.75% 1/15/22 (a)	1,593,000	1,683,842
		108,382,878
Food & Staples Retailing - 0.0%
CVS Health Corp.:
3.5% 7/20/22	1,525,000	1,609,005
5.125% 7/20/45	125,000	145,112
5.3% 12/5/43	40,000	47,163
Kroger Co. 2.3% 1/15/19	170,000	172,480
Wal-Mart Stores, Inc.:
5.25% 9/1/35	555,000	698,824
5.625% 4/1/40	525,000	674,408
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,632,000	2,719,811
		6,066,803
Food Products - 0.0%
CF Industries Holdings, Inc.:
4.95% 6/1/43	125,000	110,928
5.375% 3/15/44	680,000	627,405
6.875% 5/1/18	120,000	130,063
ConAgra Foods, Inc. 1.9% 1/25/18	919,000	924,567
General Mills, Inc. 5.65% 2/15/19	440,000	486,101
H.J. Heinz Co.:
3% 6/1/26 (a)	615,000	606,276
5% 7/15/35 (a)	190,000	209,627
5.2% 7/15/45 (a)	135,000	151,492
Kraft Foods Group, Inc. 5.375% 2/10/20	1,750,000	1,947,034
The J.M. Smucker Co. 3.5% 3/15/25	310,000	326,790
Tyson Foods, Inc. 3.95% 8/15/24	450,000	480,973
Unilever Capital Corp. 4.25% 2/10/21	375,000	413,821
		6,415,077
Household Products - 0.0%
Procter & Gamble Co. 3.1% 8/15/23	1,005,000	1,072,847
Tobacco - 0.1%
Altria Group, Inc.:
2.85% 8/9/22	1,570,000	1,611,971
4% 1/31/24	1,305,000	1,429,085
9.25% 8/6/19	449,000	552,424
Philip Morris International, Inc. 3.875% 8/21/42	975,000	959,034
Reynolds American, Inc.:
2.3% 6/12/18	2,234,000	2,266,701
4% 6/12/22	1,548,000	1,663,489
5.7% 8/15/35	1,287,000	1,512,177
6.15% 9/15/43	1,299,000	1,599,559
7.25% 6/15/37	2,443,000	3,235,973
		14,830,413

TOTAL CONSUMER STAPLES		136,768,018

ENERGY - 1.5%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (a)	2,017,000	1,860,683
5.35% 3/15/20 (a)	2,258,000	2,173,616
5.85% 5/21/43 (a)(b)	7,892,000	5,366,560
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,212,000	1,252,148
Halliburton Co.:
3.8% 11/15/25	2,686,000	2,716,470
4.75% 8/1/43	310,000	307,782
4.85% 11/15/35	2,345,000	2,407,239
5% 11/15/45	3,213,000	3,286,044
6.7% 9/15/38	170,000	205,270
Nabors Industries, Inc. 4.625% 9/15/21	740,000	643,560
		20,219,372
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,412,000	1,463,191
5.55% 3/15/26	4,166,000	4,440,552
6.375% 9/15/17	131,000	137,839
6.6% 3/15/46	4,900,000	5,446,874
6.95% 7/1/24	300,000	332,690
Apache Corp.:
3.25% 4/15/22	270,000	268,945
6% 1/15/37	415,000	451,137
BP Capital Markets PLC 3.245% 5/6/22	2,960,000	3,049,732
Buckeye Partners LP 2.65% 11/15/18	125,000	125,524
Chesapeake Energy Corp.:
5.75% 3/15/23	7,360,000	4,489,600
6.125% 2/15/21	35,845,000	22,582,350
6.625% 8/15/20	28,840,000	18,890,200
8% 12/15/22 (a)	8,662,000	6,972,910
Chevron Corp.:
1.961% 3/3/20	650,000	651,908
2.355% 12/5/22	840,000	832,510
2.566% 5/16/23	3,000,000	2,989,200
4.95% 3/3/19	975,000	1,062,575
CNOOC Nexen Finance 2014 ULC 1.625% 4/30/17	970,000	967,778
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	949,000	947,341
3.3% 6/1/20	4,641,000	4,655,369
4.5% 6/1/25	1,418,000	1,465,401
5.8% 6/1/45	1,779,000	1,923,432
Conoco, Inc. 6.95% 4/15/29	425,000	510,184
ConocoPhillips Co. 2.4% 12/15/22	1,425,000	1,370,881
DCP Midstream Operating LP:
2.5% 12/1/17	1,182,000	1,155,405
2.7% 4/1/19	1,070,000	1,002,112
3.875% 3/15/23	17,626,000	15,643,075
5.6% 4/1/44	3,773,000	3,103,293
Devon Energy Corp.:
2.25% 12/15/18	730,000	700,693
5% 6/15/45	740,000	624,493
Ecopetrol SA:
4.125% 1/16/25	270,000	236,588
5.875% 5/28/45	150,000	120,915
El Paso Corp. 6.5% 9/15/20	12,030,000	13,130,240
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	1,786,000	1,834,461
Enable Midstream Partners LP:
2.4% 5/15/19	1,148,000	1,045,955
3.9% 5/15/24	1,210,000	1,025,124
Enbridge Energy Partners LP 4.2% 9/15/21	2,044,000	2,056,830
EnLink Midstream Partners LP 4.15% 6/1/25	355,000	303,923
Enterprise Products Operating LP:
3.75% 2/15/25	2,040,000	2,078,223
4.85% 3/15/44	550,000	542,945
6.5% 1/31/19	2,075,000	2,311,836
EOG Resources, Inc.:
3.9% 4/1/35	205,000	194,598
4.1% 2/1/21	285,000	303,444
Exxon Mobil Corp.:
2.397% 3/6/22	1,250,000	1,263,629
4.114% 3/1/46	705,000	749,704
Kinder Morgan Energy Partners LP:
4.15% 3/1/22	885,000	873,257
6.55% 9/15/40	491,000	477,772
6.85% 2/15/20	595,000	653,209
Kinder Morgan, Inc.:
3.05% 12/1/19	36,454,000	36,327,140
4.3% 6/1/25	28,137,000	27,543,028
Marathon Petroleum Corp. 5.125% 3/1/21	2,870,000	3,103,297
Motiva Enterprises LLC 5.75% 1/15/20 (a)	1,497,000	1,615,353
MPLX LP 4% 2/15/25	703,000	630,871
Nakilat, Inc. 6.067% 12/31/33 (a)	666,000	749,390
Noble Energy, Inc.:
5.25% 11/15/43	295,000	280,637
6% 3/1/41	230,000	226,477
Occidental Petroleum Corp.:
2.7% 2/15/23	405,000	401,985
3.125% 2/15/22	472,000	489,058
4.1% 2/1/21	1,075,000	1,159,417
ONEOK Partners LP:
3.375% 10/1/22	950,000	903,286
6.65% 10/1/36	400,000	389,600
Petrobras Global Finance BV:
5.625% 5/20/43	8,280,000	5,506,200
7.25% 3/17/44	45,996,000	35,000,656
Petrobras International Finance Co. Ltd. 6.75% 1/27/41	2,000,000	1,439,400
Petroleos Mexicanos:
4.25% 1/15/25	1,040,000	972,504
4.875% 1/18/24	2,616,000	2,566,950
6.375% 2/4/21 (a)	2,660,000	2,853,116
6.375% 1/23/45	11,698,000	10,952,837
6.5% 6/2/41	49,530,000	46,805,850
Phillips 66 Co. 4.3% 4/1/22	1,979,000	2,118,717
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,550,000	9,902,314
Schlumberger Investment SA 3.65% 12/1/23	210,000	221,175
Shell International Finance BV:
2% 11/15/18	2,220,000	2,246,633
3.25% 5/11/25	1,315,000	1,346,112
4.3% 9/22/19	425,000	458,681
4.375% 3/25/20	825,000	898,913
Southwestern Energy Co.:
3.3% 1/23/18	1,818,000	1,754,370
4.05% 1/23/20	3,298,000	2,951,710
4.95% 1/23/25	22,619,000	18,943,413
Spectra Energy Partners LP:
2.95% 9/25/18	585,000	592,630
4.6% 6/15/21	390,000	414,240
4.75% 3/15/24	6,000,000	6,430,524
Sunoco Logistics Partner Operations LP 5.35% 5/15/45	600,000	539,684
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.25% 11/15/23	10,300,000	9,218,500
The Williams Companies, Inc.:
3.7% 1/15/23	2,512,000	2,116,360
4.55% 6/24/24	12,246,000	10,684,635
Total Capital International SA 2.7% 1/25/23	500,000	499,057
Valero Energy Corp. 4.9% 3/15/45	130,000	112,981
Western Gas Partners LP:
4% 7/1/22	270,000	256,500
5.375% 6/1/21	2,668,000	2,685,969
Williams Partners LP:
3.6% 3/15/22	660,000	580,820
4% 11/15/21	812,000	751,210
4.125% 11/15/20	394,000	369,355
4.3% 3/4/24	2,607,000	2,319,667
5.25% 3/15/20	150,000	150,929
XTO Energy, Inc. 5.5% 6/15/18	225,000	244,011
		396,186,009

TOTAL ENERGY		416,405,381

FINANCIALS - 3.9%
Banks - 2.1%
Abbey National Treasury Services PLC 2.35% 9/10/19	295,000	298,089
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (a)	3,390,000	3,384,237
4% 4/14/19 (a)	4,035,000	3,949,256
5.75% 9/26/23 (a)	2,168,000	2,139,599
Bank of America Corp.:
3.3% 1/11/23	11,902,000	12,110,380
3.875% 8/1/25	573,000	597,931
3.95% 4/21/25	20,406,000	20,375,554
4% 1/22/25	43,905,000	43,989,605
4.1% 7/24/23	16,299,000	17,300,541
4.2% 8/26/24	2,028,000	2,070,876
4.25% 10/22/26	3,838,000	3,894,925
4.45% 3/3/26	5,358,000	5,530,174
5.49% 3/15/19	800,000	866,444
5.65% 5/1/18	1,325,000	1,416,760
5.875% 1/5/21	1,630,000	1,856,565
Barclays PLC:
2.75% 11/8/19	3,769,000	3,763,867
4.375% 1/12/26	1,015,000	1,034,155
BNP Paribas SA 2.375% 5/21/20	495,000	498,906
Capital One Bank NA 3.375% 2/15/23	1,755,000	1,759,123
Capital One NA 2.95% 7/23/21	5,551,000	5,641,881
CIT Group, Inc.:
3.875% 2/19/19	800,000	803,752
5% 8/15/22	3,000,000	3,071,250
5% 8/1/23	7,000,000	7,140,000
Citigroup, Inc.:
1.85% 11/24/17	7,690,000	7,710,263
2.05% 12/7/18	50,590,000	50,793,018
3.4% 5/1/26	420,000	422,251
3.7% 1/12/26	3,440,000	3,553,613
4.05% 7/30/22	1,159,000	1,208,158
4.4% 6/10/25	5,137,000	5,277,338
4.45% 9/29/27	2,430,000	2,463,544
4.5% 1/14/22	2,773,000	3,020,890
4.6% 3/9/26	1,810,000	1,878,376
5.5% 9/13/25	7,460,000	8,215,512
Citizens Bank NA:
2.3% 12/3/18	3,955,000	3,974,470
2.55% 5/13/21	1,705,000	1,701,844
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	3,115,000	3,208,534
4.3% 12/3/25	9,918,000	10,210,174
Commonwealth Bank of Australia 2.3% 3/12/20	600,000	605,357
Corporacion Andina de Fomento 2% 5/10/19	975,000	977,681
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	16,272,000	15,924,365
3.8% 9/15/22	10,230,000	10,305,896
4.55% 4/17/26 (a)	1,065,000	1,095,288
Credit Suisse New York Branch:
1.7% 4/27/18	52,318,000	52,330,504
4.375% 8/5/20	650,000	700,547
Discover Bank:
2% 2/21/18	4,000,000	3,990,548
4.2% 8/8/23	2,424,000	2,540,340
7% 4/15/20	3,143,000	3,548,931
Export-Import Bank of Korea 5.125% 6/29/20	800,000	893,388
Fifth Third Bancorp:
4.5% 6/1/18	520,000	545,165
8.25% 3/1/38	603,000	873,567
HBOS PLC 6.75% 5/21/18 (a)	773,000	831,300
HSBC Holdings PLC:
4% 3/30/22	4,050,000	4,256,056
4.25% 3/14/24	1,872,000	1,898,567
Huntington Bancshares, Inc. 7% 12/15/20	404,000	467,615
ING Bank NV 5.8% 9/25/23 (a)	1,690,000	1,864,893
Intesa Sanpaolo SpA 5.017% 6/26/24 (a)	25,900,000	24,543,539
JPMorgan Chase & Co.:
2.2% 10/22/19	1,621,000	1,631,425
2.35% 1/28/19	1,528,000	1,551,980
3.2% 1/25/23	3,600,000	3,693,607
3.25% 9/23/22	460,000	473,338
3.375% 5/1/23	425,000	427,457
3.625% 5/13/24	3,205,000	3,358,725
3.875% 9/10/24	11,432,000	11,667,225
4.125% 12/15/26	11,579,000	11,987,889
4.25% 10/15/20	1,747,000	1,883,624
4.35% 8/15/21	4,947,000	5,381,198
4.625% 5/10/21	1,718,000	1,887,115
4.85% 2/1/44	2,115,000	2,451,040
4.95% 3/25/20	4,618,000	5,085,688
6.3% 4/23/19	900,000	1,008,851
Lloyds Bank PLC 2.3% 11/27/18	275,000	277,636
Peoples United Bank 4% 7/15/24	300,000	300,013
PNC Bank NA 3.25% 6/1/25	1,060,000	1,098,073
PNC Financial Services Group, Inc.:
2.854% 11/9/22	275,000	278,774
3.9% 4/29/24	375,000	396,949
Rabobank Nederland 4.375% 8/4/25	7,713,000	8,026,834
Regions Bank 6.45% 6/26/37	2,533,000	3,008,320
Regions Financial Corp.:
2% 5/15/18	3,125,000	3,124,097
3.2% 2/8/21	3,096,000	3,128,731
Royal Bank of Canada 4.65% 1/27/26	17,882,000	18,675,156
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	21,274,000	21,015,755
6% 12/19/23	24,750,000	25,801,133
6.1% 6/10/23	26,988,000	28,246,450
6.125% 12/15/22	5,889,000	6,250,143
Santander UK Group Holdings PLC 2.875% 10/16/20	550,000	547,166
Societe Generale 4.25% 4/14/25 (a)	24,400,000	24,043,565
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23	250,000	269,297
SunTrust Banks, Inc. 3.3% 5/15/26	1,240,000	1,234,410
Svenska Handelsbanken AB 2.5% 1/25/19	585,000	597,713
Wells Fargo & Co.:
3% 2/19/25	2,750,000	2,767,603
3.45% 2/13/23	2,700,000	2,760,969
4.125% 8/15/23	280,000	297,833
4.48% 1/16/24	1,094,000	1,182,729
4.65% 11/4/44	1,160,000	1,199,178
5.625% 12/11/17	1,975,000	2,099,233
		584,442,324
Capital Markets - 0.9%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,847,000	1,908,675
Credit Suisse AG 6% 2/15/18	2,745,000	2,901,668
Deutsche Bank AG 4.5% 4/1/25	9,996,000	9,273,409
Deutsche Bank AG London Branch:
1.875% 2/13/18	595,000	591,614
2.85% 5/10/19	10,180,000	10,184,673
Goldman Sachs Group, Inc.:
1.748% 9/15/17	10,433,000	10,432,823
2.625% 1/31/19	8,273,000	8,412,350
2.9% 7/19/18	4,471,000	4,568,468
3.625% 1/22/23	3,800,000	3,936,230
3.85% 7/8/24	1,900,000	1,981,827
4% 3/3/24	2,645,000	2,788,674
5.25% 7/27/21	2,497,000	2,793,184
5.75% 1/24/22	3,211,000	3,680,130
5.95% 1/18/18	1,219,000	1,300,221
6.15% 4/1/18	1,100,000	1,185,755
6.75% 10/1/37	37,968,000	46,173,189
Lazard Group LLC:
4.25% 11/14/20	2,944,000	3,091,765
6.85% 6/15/17	230,000	241,195
Morgan Stanley:
1.875% 1/5/18	19,544,000	19,611,153
2.375% 7/23/19	7,611,000	7,691,502
3.7% 10/23/24	6,543,000	6,759,685
3.75% 2/25/23	7,495,000	7,802,070
3.875% 4/29/24	3,975,000	4,177,363
3.875% 1/27/26	165,000	172,427
4.1% 5/22/23	2,380,000	2,454,963
4.35% 9/8/26	35,903,000	37,006,012
4.875% 11/1/22	17,828,000	19,341,419
5% 11/24/25	30,109,000	32,662,695
5.625% 9/23/19	500,000	553,664
5.75% 1/25/21	4,996,000	5,663,446
6.625% 4/1/18	2,019,000	2,193,434
Nomura Holdings, Inc. 2.75% 3/19/19	840,000	852,882
UBS AG Stamford Branch:
1.375% 6/1/17	1,150,000	1,149,833
1.8% 3/26/18	625,000	627,567
2.375% 8/14/19	495,000	502,017
		264,667,982
Consumer Finance - 0.1%
American Express Co. 2.65% 12/2/22	1,000,000	1,004,427
Capital One Financial Corp. 6.15% 9/1/16	600,000	607,388
Discover Financial Services:
3.85% 11/21/22	2,293,000	2,322,692
3.95% 11/6/24	2,567,000	2,606,301
5.2% 4/27/22	1,093,000	1,181,425
Ford Motor Credit Co. LLC:
2.551% 10/5/18	200,000	202,675
2.597% 11/4/19	1,035,000	1,050,668
2.943% 1/8/19	12,780,000	13,046,284
3.157% 8/4/20	200,000	205,010
3.2% 1/15/21	2,290,000	2,338,569
5.75% 2/1/21	1,430,000	1,617,483
HSBC Finance Corp. 6.676% 1/15/21	1,050,000	1,189,811
Hyundai Capital America 2.125% 10/2/17 (a)	881,000	885,396
Synchrony Financial:
1.875% 8/15/17	909,000	908,386
3% 8/15/19	1,335,000	1,349,736
3.75% 8/15/21	2,016,000	2,081,306
4.25% 8/15/24	2,379,000	2,459,084
		35,056,641
Diversified Financial Services - 0.1%
Berkshire Hathaway Finance Corp. 3% 5/15/22	2,800,000	2,946,549
Berkshire Hathaway, Inc.:
2.75% 3/15/23	715,000	732,748
3.125% 3/15/26	1,015,000	1,048,273
4.5% 2/11/43	500,000	555,514
GE Capital International Funding Co.:
2.342% 11/15/20 (a)	3,179,000	3,240,202
3.373% 11/15/25 (a)	2,650,000	2,812,384
4.418% 11/15/35 (a)	827,000	899,374
General Electric Capital Corp.:
3.1% 1/9/23	1,092,000	1,148,791
5.55% 5/4/20	1,096,000	1,253,751
5.875% 1/14/38	258,000	338,745
IntercontinentalExchange, Inc.:
2.75% 12/1/20	1,768,000	1,817,840
3.75% 12/1/25	3,162,000	3,276,446
MSCI, Inc. 5.25% 11/15/24 (a)	6,000,000	6,195,000
National Rural Utilities Cooperative Finance Corp. 2.3% 11/15/19	820,000	837,306
Private Export Funding Corp. 2.8% 5/15/22	3,300,000	3,482,738
		30,585,661
Insurance - 0.2%
ACE INA Holdings, Inc.:
2.7% 3/13/23	905,000	909,895
3.15% 3/15/25	190,000	195,420
4.35% 11/3/45	240,000	262,290
AIA Group Ltd. 2.25% 3/11/19 (a)	776,000	779,352
Allied World Assurance Co. Holdings Ltd. 7.5% 8/1/16	210,000	212,119
American International Group, Inc.:
3.3% 3/1/21	2,508,000	2,572,343
4.5% 7/16/44	855,000	813,661
4.875% 6/1/22	7,103,000	7,758,983
Aon Corp. 5% 9/30/20	540,000	597,583
Five Corners Funding Trust 4.419% 11/15/23 (a)	3,420,000	3,630,227
Great-West Life & Annuity Insurance Co. 3.1641% 5/16/46 (a)(b)	2,630,000	2,320,975
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	4,004,000	4,501,745
5.5% 3/30/20	990,000	1,105,119
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	1,847,000	2,016,717
Lincoln National Corp.:
6.3% 10/9/37	200,000	227,693
7% 6/15/40	275,000	339,588
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	390,000	396,763
4.8% 7/15/21	1,026,000	1,130,530
MetLife, Inc.:
4.368% 9/15/23	2,465,000	2,697,679
7.717% 2/15/19	650,000	748,808
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	1,338,000	1,910,285
Pacific LifeCorp 6% 2/10/20 (a)	174,000	193,031
Pricoa Global Funding I 5.375% 5/15/45 (b)	5,278,000	5,416,548
Prudential Financial, Inc.:
4.5% 11/16/21	1,118,000	1,229,292
7.375% 6/15/19	438,000	504,628
The Chubb Corp. 6% 5/11/37	200,000	261,134
The Travelers Companies, Inc.:
4.6% 8/1/43	680,000	775,948
5.8% 5/15/18	1,025,000	1,111,141
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	1,102,000	1,119,484
Unum Group:
5.625% 9/15/20	3,216,000	3,543,810
5.75% 8/15/42	2,238,000	2,374,155
		51,656,946
Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	801,000	797,122
4.6% 4/1/22	631,000	668,772
American Campus Communities Operating Partnership LP 3.75% 4/15/23	813,000	823,405
AvalonBay Communities, Inc. 3.625% 10/1/20	6,495,000	6,869,235
Camden Property Trust:
2.95% 12/15/22	954,000	950,571
4.25% 1/15/24	2,838,000	3,031,495
Corporate Office Properties LP 5% 7/1/25	2,395,000	2,461,500
DDR Corp.:
3.625% 2/1/25	2,199,000	2,154,248
4.25% 2/1/26	4,062,000	4,155,796
4.625% 7/15/22	5,099,000	5,425,560
4.75% 4/15/18	1,652,000	1,726,656
7.5% 4/1/17	663,000	694,221
Duke Realty LP:
3.625% 4/15/23	1,382,000	1,409,997
3.875% 10/15/22	2,108,000	2,183,812
4.375% 6/15/22	1,237,000	1,315,945
5.95% 2/15/17	36,000	37,062
Equity One, Inc.:
3.75% 11/15/22	3,200,000	3,194,077
6% 9/15/17	886,000	927,196
ERP Operating LP 4.625% 12/15/21	2,855,000	3,189,349
Federal Realty Investment Trust 5.9% 4/1/20	351,000	398,244
Government Properties Income Trust 3.75% 8/15/19	4,010,000	4,078,856
Highwoods/Forsyth LP 3.2% 6/15/21	2,263,000	2,249,513
HRPT Properties Trust 6.65% 1/15/18	809,000	846,064
Lexington Corporate Properties Trust 4.4% 6/15/24	1,319,000	1,326,724
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	1,245,000	1,210,176
4.5% 4/1/27	1,500,000	1,433,646
4.95% 4/1/24	1,152,000	1,170,637
5.25% 1/15/26	5,841,000	5,994,905
Retail Opportunity Investments Partnership LP:
4% 12/15/24	877,000	834,615
5% 12/15/23	626,000	642,396
Select Income REIT 2.85% 2/1/18	145,000	145,615
Weingarten Realty Investors 3.375% 10/15/22	472,000	472,857
WP Carey, Inc.:
4% 2/1/25	5,544,000	5,311,645
4.6% 4/1/24	7,436,000	7,506,397
		75,638,309
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,536,000	2,543,707
4.1% 10/1/24	3,830,000	3,842,087
4.95% 4/15/18	2,322,000	2,425,689
5.7% 5/1/17	567,000	586,566
CBRE Group, Inc. 4.875% 3/1/26	12,670,000	12,835,090
Digital Realty Trust LP 3.95% 7/1/22	3,369,000	3,465,320
Essex Portfolio LP 3.875% 5/1/24	2,685,000	2,819,661
Liberty Property LP:
3.375% 6/15/23	4,307,000	4,275,335
4.125% 6/15/22	1,061,000	1,108,338
4.75% 10/1/20	2,674,000	2,888,460
6.625% 10/1/17	938,000	995,437
Mack-Cali Realty LP:
2.5% 12/15/17	1,744,000	1,745,763
3.15% 5/15/23	3,436,000	3,073,622
4.5% 4/18/22	644,000	646,185
Mid-America Apartments LP:
4% 11/15/25	1,296,000	1,343,139
4.3% 10/15/23	666,000	704,460
6.05% 9/1/16	1,122,000	1,133,423
Post Apartment Homes LP 3.375% 12/1/22	1,800,000	1,794,769
Tanger Properties LP:
3.75% 12/1/24	2,653,000	2,678,670
3.875% 12/1/23	1,492,000	1,527,225
6.125% 6/1/20	1,439,000	1,626,697
Ventas Realty LP:
3.125% 6/15/23	1,414,000	1,410,722
4.125% 1/15/26	1,628,000	1,703,424
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	970,000	1,014,431
		58,188,220

TOTAL FINANCIALS		1,100,236,083

HEALTH CARE - 0.3%
Biotechnology - 0.1%
AbbVie, Inc.:
2.9% 11/6/22	421,000	422,899
3.6% 5/14/25	1,400,000	1,434,544
4.7% 5/14/45	570,000	579,300
Amgen, Inc.:
3.45% 10/1/20	410,000	433,782
3.625% 5/22/24	2,780,000	2,917,866
4.4% 5/1/45	1,035,000	1,031,810
4.5% 3/15/20	1,500,000	1,635,431
5.85% 6/1/17	145,000	151,617
Baxalta, Inc. 5.25% 6/23/45 (a)	280,000	285,823
Celgene Corp. 5% 8/15/45	310,000	329,276
Gilead Sciences, Inc.:
3.25% 9/1/22	195,000	203,670
4.4% 12/1/21	765,000	847,205
4.5% 4/1/21	1,295,000	1,436,339
4.5% 2/1/45	115,000	117,548
4.8% 4/1/44	530,000	567,979
		12,395,089
Health Care Equipment & Supplies - 0.0%
Abbott Laboratories 2.55% 3/15/22	500,000	502,552
Becton, Dickinson & Co.:
3.125% 11/8/21	1,050,000	1,085,071
4.685% 12/15/44	175,000	191,375
Medtronic, Inc.:
1.375% 4/1/18	350,000	351,253
2.5% 3/15/20	90,000	92,519
4.625% 3/15/45	930,000	1,040,305
Stryker Corp. 3.5% 3/15/26	675,000	700,432
Zimmer Biomet Holdings, Inc. 2.7% 4/1/20	465,000	471,043
		4,434,550
Health Care Providers & Services - 0.1%
Aetna, Inc. 2.75% 11/15/22	1,480,000	1,477,619
Ascension Health:
3.945% 11/15/46	465,000	477,793
4.847% 11/15/53	250,000	298,642
Cardinal Health, Inc.:
3.2% 6/15/22	405,000	420,719
4.625% 12/15/20	200,000	221,248
Cigna Corp.:
4% 2/15/22	460,000	491,052
4.375% 12/15/20	305,000	327,740
5.125% 6/15/20	560,000	614,680
5.375% 2/15/42	125,000	141,290
Coventry Health Care, Inc. 5.45% 6/15/21	2,329,000	2,611,654
Express Scripts Holding Co. 4.75% 11/15/21	4,758,000	5,243,064
HCA Holdings, Inc.:
3.75% 3/15/19	3,362,000	3,462,860
4.75% 5/1/23	205,000	209,100
5.875% 3/15/22	250,000	270,000
6.5% 2/15/20	3,683,000	4,051,300
Laboratory Corp. of America Holdings 4.7% 2/1/45	380,000	387,796
McKesson Corp.:
4.75% 3/1/21	240,000	263,706
6% 3/1/41	235,000	287,827
7.5% 2/15/19	660,000	754,474
Medco Health Solutions, Inc. 4.125% 9/15/20	1,049,000	1,120,959
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	140,000	149,667
New York & Presbyterian Hospital 4.024% 8/1/45	505,000	528,823
NYU Hospitals Center 5.75% 7/1/43	185,000	234,589
Quest Diagnostics, Inc. 5.75% 1/30/40	68,000	74,491
UnitedHealth Group, Inc.:
2.875% 3/15/22	25,000	25,807
2.875% 3/15/23	2,175,000	2,223,770
4.7% 2/15/21	240,000	267,890
4.75% 7/15/45	350,000	399,787
6.875% 2/15/38	125,000	177,651
WellPoint, Inc.:
3.125% 5/15/22	1,165,000	1,175,525
3.3% 1/15/23	4,895,000	4,965,361
3.7% 8/15/21	565,000	595,804
		33,952,688
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
3% 4/15/23	680,000	682,126
3.15% 1/15/23	365,000	367,352
		1,049,478
Pharmaceuticals - 0.1%
Actavis Funding SCS:
2.45% 6/15/19	295,000	297,261
4.75% 3/15/45	1,125,000	1,109,527
Eli Lilly & Co. 2.75% 6/1/25	210,000	216,934
GlaxoSmithKline Capital PLC 2.85% 5/8/22	710,000	735,461
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23	1,500,000	1,542,365
Johnson & Johnson:
3.55% 3/1/36	200,000	208,536
3.7% 3/1/46	395,000	417,309
5.15% 7/15/18	340,000	368,540
Merck & Co., Inc.:
2.4% 9/15/22	3,150,000	3,186,710
3.7% 2/10/45	275,000	273,675
3.875% 1/15/21	1,800,000	1,955,372
Mylan N.V.:
2.6% 6/9/19 (a)	2,686,000	2,682,992
3.25% 6/9/21 (a)	6,494,000	6,486,467
Mylan, Inc. 2.55% 3/28/19	150,000	149,488
Novartis Capital Corp.:
2.4% 9/21/22	3,695,000	3,759,729
4.4% 5/6/44	925,000	1,062,650
Perrigo Finance PLC 3.5% 12/15/21	948,000	958,817
Pfizer, Inc. 3.4% 5/15/24	2,225,000	2,377,889
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22	350,000	347,143
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	829,000	830,323
6.125% 8/15/19	725,000	807,898
Zoetis, Inc.:
3.25% 2/1/23	5,975,000	5,974,068
4.7% 2/1/43	675,000	661,503
		36,410,657

TOTAL HEALTH CARE		88,242,462

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
General Dynamics Corp. 2.25% 11/15/22	400,000	402,400
Honeywell International, Inc. 5.375% 3/1/41	100,000	125,549
Lockheed Martin Corp.:
3.8% 3/1/45	560,000	545,471
4.25% 11/15/19	1,400,000	1,524,737
Northrop Grumman Corp.:
3.85% 4/15/45	595,000	590,401
4.75% 6/1/43	770,000	872,170
The Boeing Co. 4.875% 2/15/20	650,000	724,788
United Technologies Corp.:
6.125% 2/1/19	300,000	335,616
6.7% 8/1/28	360,000	474,810
		5,595,942
Air Freight & Logistics - 0.0%
FedEx Corp. 3.25% 4/1/26	305,000	311,249
United Parcel Service, Inc.:
3.125% 1/15/21	370,000	393,756
5.125% 4/1/19	635,000	700,235
		1,405,240
Airlines - 0.0%
American Airelines 2014-1 Class A Pass-Through Trust Equipment Trust Certificate 3.7% 4/1/28	301,419	311,215
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	540,000	550,125
Continental Airlines, Inc.:
4.15% 4/11/24	937,578	979,769
6.545% 8/2/20	184,864	195,734
6.795% 2/2/20	10,077	10,442
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	155,244	180,083
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	316,719	326,220
8.36% 1/20/19	913,839	964,648
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 2/15/27	190,050	200,731
		3,718,967
Building Products - 0.0%
Fortune Brands Home & Security, Inc. 3% 6/15/20	425,000	430,027
Masco Corp. 4.45% 4/1/25	1,610,000	1,670,375
		2,100,402
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19	325,000	359,486
Waste Management, Inc. 2.9% 9/15/22	375,000	382,804
WMX Technologies, Inc. 4.6% 3/1/21	345,000	379,457
		1,121,747
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 2.875% 5/8/22	115,000	117,818
General Electric Capital Corp. 3.15% 9/7/22	646,000	680,697
		798,515
Industrial Conglomerates - 0.0%
Covidien International Finance SA 3.2% 6/15/22	715,000	751,068
Koninklijke Philips Electronics NV 5.75% 3/11/18	455,000	486,873
		1,237,941
Machinery - 0.0%
Caterpillar, Inc.:
2.6% 6/26/22	675,000	685,796
3.9% 5/27/21	1,730,000	1,888,631
Cummins, Inc. 4.875% 10/1/43	13,000	14,471
Deere & Co.:
2.6% 6/8/22	1,060,000	1,074,642
3.9% 6/9/42	250,000	256,266
John Deere Capital Corp. 2.8% 3/6/23	1,345,000	1,381,907
Xylem, Inc. 4.875% 10/1/21	525,000	565,557
		5,867,270
Professional Services - 0.0%
Equifax, Inc. 3.3% 12/15/22	300,000	310,791
Road & Rail - 0.1%
Burlington Northern Santa Fe Corp. 7.95% 8/15/30	1,580,000	2,306,729
Burlington Northern Santa Fe LLC 4.1% 6/1/21	950,000	1,036,653
Canadian National Railway Co. 2.85% 12/15/21	600,000	625,117
CSX Corp.:
3.4% 8/1/24	600,000	629,521
6.25% 3/15/18	400,000	432,086
Norfolk Southern Corp. 5.9% 6/15/19	2,337,000	2,607,115
Union Pacific Corp.:
4% 2/1/21	943,000	1,029,061
4.3% 6/15/42	175,000	186,353
		8,852,635
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	1,941,000	1,938,574
3.375% 6/1/21	2,750,000	2,774,695
3.75% 2/1/22	4,752,000	4,821,203
3.875% 4/1/21	3,700,000	3,818,252
4.25% 9/15/24	3,212,000	3,234,291
4.75% 3/1/20	3,227,000	3,444,823
		20,031,838
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	755,000	858,813

TOTAL INDUSTRIALS		51,900,101

INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
2.2% 2/28/21	755,000	764,768
2.9% 3/4/21	150,000	156,875
3% 6/15/22	510,000	538,408
4.95% 2/15/19	550,000	601,512
		2,061,563
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)(c)	8,380,000	8,491,362
4.42% 6/15/21 (a)(c)	1,405,000	1,434,491
6.02% 6/15/26 (a)(c)	5,100,000	5,146,109
		15,071,962
IT Services - 0.0%
Fiserv, Inc. 3.85% 6/1/25	975,000	1,023,222
IBM Corp. 3.375% 8/1/23	315,000	335,295
MasterCard, Inc. 3.375% 4/1/24	470,000	502,298
Total System Services, Inc. 4.8% 4/1/26	315,000	332,293
Xerox Corp. 2.95% 3/15/17	600,000	603,598
		2,796,706
Software - 0.1%
Autodesk, Inc. 3.125% 6/15/20	7,644,000	7,755,595
CA Technologies, Inc. 3.6% 8/1/20	555,000	564,681
Microsoft Corp.:
1.85% 2/12/20	550,000	558,584
2.375% 2/12/22	3,000,000	3,063,996
Oracle Corp.:
2.5% 10/15/22	3,750,000	3,787,860
2.8% 7/8/21	1,465,000	1,521,593
4.125% 5/15/45	545,000	560,222
		17,812,531
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.:
2.4% 5/3/23	1,580,000	1,577,832
2.85% 5/6/21	885,000	923,318
2.85% 2/23/23	679,000	698,669
3.25% 2/23/26	1,165,000	1,207,378
EMC Corp. 2.65% 6/1/20	320,000	298,826
Hewlett Packard Enterprise Co.:
2.45% 10/5/17 (a)	2,442,000	2,463,355
2.85% 10/5/18 (a)	1,395,000	1,419,125
3.6% 10/15/20 (a)	4,908,000	5,042,361
4.4% 10/15/22 (a)	5,700,000	6,025,504
4.9% 10/15/25 (a)	4,908,000	5,019,878
HP, Inc. 4.3% 6/1/21	500,000	523,681
Seagate HDD Cayman 4.75% 6/1/23	170,000	142,069
		25,341,996

TOTAL INFORMATION TECHNOLOGY		63,084,758

MATERIALS - 0.4%
Chemicals - 0.1%
Agrium, Inc.:
4.9% 6/1/43	150,000	146,994
5.25% 1/15/45	330,000	339,002
E.I. du Pont de Nemours & Co.:
2.8% 2/15/23	425,000	426,465
6% 7/15/18	950,000	1,038,134
Eastman Chemical Co. 4.65% 10/15/44	185,000	182,301
Ecolab, Inc. 4.35% 12/8/21	300,000	332,814
LyondellBasell Industries NV 6% 11/15/21	2,744,000	3,165,028
Monsanto Co. 4.7% 7/15/64	145,000	128,331
Praxair, Inc. 4.5% 8/15/19	220,000	240,380
The Dow Chemical Co.:
3% 11/15/22	650,000	661,095
4.125% 11/15/21	3,812,000	4,140,282
4.25% 11/15/20	2,524,000	2,735,266
		13,536,092
Containers & Packaging - 0.0%
International Paper Co.:
4.75% 2/15/22	1,920,000	2,099,946
5% 9/15/35	405,000	424,650
Rock-Tenn Co. 4.9% 3/1/22	185,000	201,368
		2,725,964
Metals & Mining - 0.3%
Alcoa, Inc.:
5.125% 10/1/24	23,834,000	22,992,421
5.4% 4/15/21	600,000	621,000
Anglo American Capital PLC:
3.625% 5/14/20 (a)	5,007,000	4,744,133
4.125% 4/15/21 (a)	6,803,000	6,156,715
4.125% 9/27/22 (a)	1,333,000	1,209,698
4.875% 5/14/25 (a)	9,393,000	8,547,630
Barrick Gold Corp. 4.1% 5/1/23	28,861,000	29,291,548
BHP Billiton Financial (U.S.A.) Ltd.:
5% 9/30/43	445,000	471,882
6.25% 10/19/75 (a)(b)	1,979,000	2,068,055
6.5% 4/1/19	425,000	478,742
6.75% 10/19/75 (a)(b)	5,116,000	5,320,640
Rio Tinto Finance (U.S.A.) Ltd.:
3.5% 11/2/20	120,000	124,719
3.75% 6/15/25	740,000	737,570
Rio Tinto Finance (U.S.A.) PLC 1.375% 6/17/16	560,000	560,156
Southern Copper Corp. 5.875% 4/23/45	400,000	347,983
		83,672,892

TOTAL MATERIALS		99,934,948

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
2.3% 3/11/19	60,000,000	60,816,960
3% 6/30/22	40,000	40,038
3.6% 2/17/23	8,909,000	9,139,601
3.8% 3/15/22	3,100,000	3,232,457
3.875% 8/15/21	3,700,000	3,920,187
4.5% 5/15/35	105,000	105,008
4.75% 5/15/46	1,565,000	1,551,791
4.8% 6/15/44	515,000	515,348
5.35% 9/1/40	590,000	627,787
5.875% 10/1/19	1,592,000	1,791,656
6.3% 1/15/38	2,523,000	2,973,088
BellSouth Capital Funding Corp. 7.875% 2/15/30	56,000	70,013
British Telecommunications PLC:
2.35% 2/14/19	275,000	279,807
9.625% 12/15/30 (b)	575,000	904,482
CenturyLink, Inc.:
5.15% 6/15/17	214,000	219,459
6% 4/1/17	534,000	550,020
6.15% 9/15/19	2,129,000	2,232,789
Embarq Corp. 7.995% 6/1/36	8,614,000	8,605,386
Verizon Communications, Inc.:
3.45% 3/15/21	10,081,000	10,663,218
4.5% 9/15/20	48,080,000	52,736,885
4.522% 9/15/48	2,686,000	2,698,278
4.672% 3/15/55	1,971,000	1,924,957
5.012% 8/21/54	1,162,000	1,200,983
6% 4/1/41	1,500,000	1,797,126
6.1% 4/15/18	4,623,000	5,016,052
		173,613,376
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 5% 3/30/20	1,175,000	1,291,931
Rogers Communications, Inc.:
3% 3/15/23	150,000	153,316
6.8% 8/15/18	200,000	221,301
		1,666,548

TOTAL TELECOMMUNICATION SERVICES		175,279,924

UTILITIES - 0.4%
Electric Utilities - 0.3%
Alabama Power Co.:
3.85% 12/1/42	500,000	504,439
4.1% 1/15/42	225,000	232,882
Arizona Public Service Co. 3.75% 5/15/46	340,000	338,629
Baltimore Gas & Electric Co. 3.35% 7/1/23	220,000	230,042
CenterPoint Energy Houston Electric LLC 2.25% 8/1/22	530,000	523,579
Cleveland Electric Illuminating Co. 5.7% 4/1/17	851,000	879,277
Commonwealth Edison Co.:
3.7% 3/1/45	315,000	311,105
4.6% 8/15/43	945,000	1,067,267
Connecticut Light & Power Co. 4.15% 6/1/45	345,000	364,971
Duke Energy Carolinas LLC:
4.25% 12/15/41	830,000	892,872
6.1% 6/1/37	775,000	1,002,676
Duke Energy Corp. 2.1% 6/15/18	1,559,000	1,570,312
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	8,875,000	10,001,344
6.4% 9/15/20 (a)	4,858,000	5,525,212
Entergy Corp.:
4% 7/15/22	5,000,000	5,289,530
5.125% 9/15/20	545,000	593,848
Entergy Louisiana LLC 4.05% 9/1/23	880,000	964,443
FirstEnergy Corp.:
4.25% 3/15/23	12,580,000	12,984,925
7.375% 11/15/31	10,940,000	13,329,909
FirstEnergy Solutions Corp. 6.05% 8/15/21	5,744,000	6,162,502
Florida Power & Light Co. 2.75% 6/1/23	1,200,000	1,235,796
IPALCO Enterprises, Inc. 3.45% 7/15/20	8,163,000	8,244,630
LG&E and KU Energy LLC 3.75% 11/15/20	686,000	725,084
Northern States Power Co. 6.25% 6/1/36	370,000	501,602
Pacific Gas & Electric Co.:
4.3% 3/15/45	850,000	914,523
5.125% 11/15/43	175,000	209,421
6.05% 3/1/34	1,800,000	2,356,254
PacifiCorp 5.75% 4/1/37	900,000	1,139,393
Pennsylvania Electric Co. 6.05% 9/1/17	1,245,000	1,308,693
PPL Capital Funding, Inc. 4.2% 6/15/22	495,000	536,843
Progress Energy, Inc. 4.875% 12/1/19	450,000	490,647
Public Service Co. of Colorado 2.5% 3/15/23	645,000	645,224
Puget Sound Energy, Inc. 5.764% 7/15/40	285,000	362,095
Southern California Edison Co.:
3.6% 2/1/45	665,000	653,783
4.65% 10/1/43	1,150,000	1,321,164
Virginia Electric & Power Co. 6% 5/15/37	550,000	703,531
Wisconsin Power & Light Co. 4.1% 10/15/44	240,000	248,668
		84,367,115
Gas Utilities - 0.0%
AGL Capital Corp.:
3.5% 9/15/21	680,000	706,032
4.4% 6/1/43	290,000	289,252
Atmos Energy Corp. 4.125% 10/15/44	360,000	369,701
Southern Natural Gas Co. 5.9% 4/1/17 (a)	732,000	752,175
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	527,000	529,624
		2,646,784
Independent Power and Renewable Electricity Producers - 0.0%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	12,900,000	13,449,540
Exelon Generation Co. LLC 2.95% 1/15/20	120,000	121,891
		13,571,431
Multi-Utilities - 0.1%
Berkshire Hathaway Energy Co. 4.5% 2/1/45	755,000	821,751
Dominion Resources, Inc.:
2.9286% 9/30/66 (b)	6,307,000	4,667,987
4.45% 3/15/21	1,660,000	1,804,222
7.5% 6/30/66 (b)	924,000	771,540
NiSource Finance Corp.:
4.8% 2/15/44	410,000	444,600
5.45% 9/15/20	3,370,000	3,785,083
5.95% 6/15/41	455,000	551,122
NorthWestern Energy Corp. 4.176% 11/15/44	330,000	341,613
Puget Energy, Inc.:
5.625% 7/15/22	4,555,000	5,081,781
6% 9/1/21	4,353,000	4,946,288
6.5% 12/15/20	1,405,000	1,617,068
San Diego Gas & Electric Co.:
2.5% 5/15/26	260,000	257,808
3.6% 9/1/23	525,000	570,857
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	1,012,000	832,370
		26,494,090

TOTAL UTILITIES		127,079,420

TOTAL NONCONVERTIBLE BONDS
(Cost $2,503,117,878)		2,489,925,226

U.S. Government and Government Agency Obligations - 3.5%
U.S. Government Agency Obligations - 0.1%
Fannie Mae:
1.125% 10/19/18	$165,000	$165,517
1.125% 12/14/18	3,510,000	3,516,929
1.875% 2/19/19	40,000	40,823
2.625% 9/6/24	800,000	838,554
6.25% 5/15/29	520,000	734,034
Federal Farm Credit Bank 5.125% 8/25/16	350,000	353,858
Freddie Mac 2.375% 1/13/22	3,410,000	3,552,923
Tennessee Valley Authority:
2.875% 9/15/24	435,000	459,743
3.875% 2/15/21	280,000	309,240
4.25% 9/15/65	600,000	641,016
5.25% 9/15/39	670,000	873,114
5.5% 7/18/17	210,000	221,069
7.125% 5/1/30	855,000	1,268,223

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		12,975,043

U.S. Treasury Inflation-Protected Obligations - 1.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	92,449,389	88,007,306
1% 2/15/46	39,376,292	40,346,100
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25	127,860,966	129,288,918
0.625% 1/15/26	63,298,320	65,396,258

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		323,038,582

U.S. Treasury Obligations - 2.3%
U.S. Treasury Bonds:
2.5% 2/15/46	14,265,000	13,836,494
2.75% 11/15/42	15,370,000	15,826,904
2.875% 5/15/43	28,010,000	29,476,155
3% 11/15/44	10,375,000	11,149,888
3% 5/15/45	19,799,000	21,268,462
3% 11/15/45	40,000,000	42,965,640
4.625% 2/15/40	6,265,000	8,701,007
5.5% 8/15/28	4,790,000	6,616,561
6.125% 8/15/29	6,335,000	9,349,320
8% 11/15/21	4,045,000	5,433,098
U.S. Treasury Notes:
0.625% 5/31/17	8,620,000	8,608,889
0.75% 10/31/17	1,900,000	1,898,070
0.75% 4/30/18	2,015,000	2,010,041
0.875% 8/15/17	28,265,000	28,297,024
0.875% 11/30/17	113,820,000	113,900,015
0.875% 1/15/18	37,690,000	37,703,267
0.875% 1/31/18	29,785,000	29,797,808
0.875% 5/15/19	28,650,000	28,515,689
1% 5/31/18	34,895,000	34,964,511
1% 8/15/18	9,755,000	9,770,237
1.25% 11/30/18	21,730,000	21,880,241
1.375% 5/31/21	4,995,000	4,995,779
1.5% 10/31/19	31,560,000	31,953,269
1.625% 4/30/19	10,445,000	10,623,296
1.625% 4/30/23	85,000	84,804
1.625% 5/15/26	8,365,000	8,199,331
1.75% 2/28/22	875,000	885,801
1.75% 3/31/22	5,935,000	6,005,015
1.875% 9/30/17	3,980,000	4,036,126
2% 11/30/20	6,695,000	6,885,915
2% 11/30/22	7,515,000	7,688,198
2% 2/15/25	7,165,000	7,278,350
2.125% 9/30/21	20,180,000	20,868,965
2.125% 12/31/21	685,000	707,985
2.375% 8/15/24	12,765,000	13,362,364
2.625% 1/31/18	1,110,000	1,142,259
2.625% 11/15/20	31,515,000	33,260,647

TOTAL U.S. TREASURY OBLIGATIONS		639,947,425

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $959,812,679)		975,961,050

U.S. Government Agency - Mortgage Securities - 8.0%
Fannie Mae - 4.8%
2.302% 6/1/36 (b)	27,222	28,496
2.5% 5/1/27 to 10/1/43	34,173,165	34,878,365
2.5% 6/1/31 (c)	4,500,000	4,613,304
2.5% 6/1/31 (c)	14,700,000	15,070,127
2.5% 6/1/31 (c)	2,500,000	2,562,947
2.5% 6/1/31 (c)	9,500,000	9,739,198
2.628% 7/1/37 (b)	46,159	48,876
2.799% 2/1/35 (b)	401,233	423,132
3% 12/1/26 to 6/1/46	185,649,066	190,951,825
3% 6/1/31 (c)	1,000,000	1,042,248
3% 6/1/46 (c)	70,800,000	72,480,332
3% 6/1/46 (c)	15,600,000	15,970,243
3% 6/1/46 (c)	1,000,000	1,023,734
3% 6/1/46 (c)	2,500,000	2,559,334
3% 7/1/46 (c)	8,500,000	8,683,473
3% 7/1/46 (c)	4,000,000	4,086,340
3% 7/1/46 (c)	15,600,000	15,936,726
3% 7/1/46 (c)	70,800,000	72,328,218
3.5% 9/1/25 to 5/1/46	324,635,005	341,708,872
3.5% 6/1/46 (c)	3,000,000	3,139,235
3.5% 6/1/46 (c)(d)	3,000,000	3,139,235
3.5% 6/1/46 (c)	10,500,000	10,987,324
3.5% 6/1/46 (c)(d)	7,900,000	8,266,653
3.5% 6/1/46 (c)	500,000	523,206
3.5% 6/1/46 (c)	1,000,000	1,046,412
3.5% 6/1/46 (c)	7,400,000	7,743,447
3.5% 6/1/46 (c)	7,400,000	7,743,447
4% 11/1/31 to 2/1/46	222,813,974	239,423,257
4% 6/1/46 (c)	1,500,000	1,601,453
4% 6/1/46 (c)	4,000,000	4,270,542
4% 6/1/46 (c)(d)	2,600,000	2,775,852
4% 7/1/46 (c)	500,000	533,193
4.5% 6/1/24 to 2/1/45	88,202,643	96,587,128
4.5% 6/1/46 (c)	2,000,000	2,177,926
4.5% 6/1/46 (c)	5,000,000	5,444,815
4.5% 6/1/46 (c)	2,000,000	2,177,926
5% 10/1/21 to 11/1/44	79,206,441	88,430,375
5% 7/1/46 (c)	1,000,000	1,108,353
5.255% 8/1/41	643,537	719,270
5.5% 7/1/25 to 9/1/41	57,183,025	64,439,733
5.5% 6/1/46 (c)	4,000,000	4,486,250
6% 3/1/22 to 1/1/42	12,327,368	14,153,038
6.5% 2/1/36	11,348	13,253

TOTAL FANNIE MAE		1,365,067,113

Freddie Mac - 1.6%
2.5% 3/1/28 to 2/1/43	6,219,540	6,361,298
2.5% 6/1/31 (c)	500,000	512,394
3% 10/1/28 to 7/1/45	67,788,439	69,722,973
3% 6/1/31 (c)	1,500,000	1,565,247
3% 6/1/46 (c)(d)	5,500,000	5,628,171
3% 7/1/46 (c)	1,500,000	1,531,557
3% 7/1/46 (c)	6,000,000	6,126,229
3.391% 10/1/35 (b)	26,514	28,204
3.5% 8/1/26 to 5/1/46 (e)(f)	157,703,270	165,833,760
3.5% 6/1/46 (c)	27,300,000	28,542,516
3.5% 7/1/46 (c)	1,000,000	1,043,795
4% 6/1/33 to 4/1/46	98,144,190	105,264,039
4% 6/1/46 (c)	2,000,000	2,132,693
4% 6/1/46 (c)(d)	1,000,000	1,066,346
4% 7/1/46 (c)	3,000,000	3,195,055
4.5% 7/1/25 to 12/1/44	31,822,966	34,816,579
5% 10/1/33 to 7/1/41	14,206,267	15,820,589
5.5% 3/1/34 to 7/1/35	1,528,023	1,730,921
6% 7/1/37 to 9/1/38	640,094	727,189
6.5% 9/1/39	1,340,782	1,557,554

TOTAL FREDDIE MAC		453,207,109

Ginnie Mae - 1.6%
3% 8/20/42 to 8/20/45	54,394,691	56,390,293
3% 6/1/46 (c)	10,270,000	10,624,595
3% 6/1/46 (c)	1,800,000	1,862,149
3% 6/1/46 (c)	1,500,000	1,551,791
3% 6/1/46 (c)	6,700,000	6,931,333
3% 6/1/46 (c)	5,800,000	6,000,258
3% 6/1/46 (c)	3,000,000	3,103,582
3% 6/1/46 (c)	4,000,000	4,138,109
3% 6/1/46 (c)	2,500,000	2,586,318
3% 6/1/46 (c)(d)	1,000,000	1,034,527
3% 6/1/46 (c)(d)	3,500,000	3,620,846
3% 6/1/46 (c)	200,000	206,905
3.5% 9/20/40 to 5/20/46	140,593,247	148,917,241
3.5% 6/1/46 (c)	6,500,000	6,860,357
3.5% 6/1/46 (c)	5,500,000	5,804,918
3.5% 6/1/46 (c)	2,600,000	2,744,143
3.5% 6/1/46 (c)	19,400,000	20,475,528
3.5% 6/1/46 (c)(d)	900,000	949,896
3.5% 6/1/46 (c)	9,300,000	9,815,588
3.5% 6/1/46 (c)	4,300,000	4,538,390
3.5% 6/1/46 (c)	1,000,000	1,055,440
4% 5/20/40 to 11/20/45 (g)	70,144,195	75,418,014
4% 6/1/46 (c)(d)	1,000,000	1,066,483
4.5% 5/15/39 to 6/20/45	51,361,134	55,922,619
5% 6/20/34 to 9/15/41	11,949,681	13,323,475
5% 6/1/46 (c)	1,500,000	1,660,069
5.5% 12/20/28 to 3/20/41	2,061,779	2,345,979

TOTAL GINNIE MAE		448,948,846

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,244,670,523)		2,267,223,068

Asset-Backed Securities - 0.3%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1439% 4/25/35 (b)	$106,210	$96,621
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.096% 3/25/34 (b)	30,131	29,026
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (a)	2,198,138	2,201,678
American Credit Acceptance Receivables Trust:
Series 2014-4 Class A, 1.33% 7/10/18 (a)	588,673	588,611
Series 2015-3 Class A, 1.95% 9/12/19 (a)	2,325,786	2,322,252
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4889% 12/25/33 (b)	7,102	6,536
Series 2004-R2 Class M3, 1.2639% 4/25/34 (b)	14,473	10,721
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2189% 3/25/34 (b)	7,674	6,865
Series 2004-W7 Class M1, 1.2639% 5/25/34 (b)	193,715	177,662
Series 2006-W4 Class A2C, 0.606% 5/25/36 (b)	182,152	60,769
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5789% 12/25/36 (b)	289,000	160,739
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	1,200,000	1,203,464
Series 2012-A7 Class A7, 2.16% 9/16/24	700,000	706,850
Citi Held For Asset Issuance Series 2015-PM33 Class A, 2.56% 5/16/22 (a)	1,215,135	1,214,167
Citi Held For Asset Issuance 2 Series 2015-PM2 Class A, 2% 3/15/22 (a)	1,741,659	1,736,377
Citibank Credit Card Issuance Trust:
Series 2014-A1 Class A1, 2.88% 1/23/23	1,300,000	1,360,640
Series 2014-A6 Class A6, 2.15% 7/15/21	400,000	408,290
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.696% 3/25/32 (b)	4,144	3,955
Series 2004-3 Class M4, 1.8939% 4/25/34 (b)	9,773	8,512
Series 2004-4 Class M2, 1.241% 6/25/34 (b)	15,274	14,135
CPS Auto Trust Series 2015-C Class A, 1.77% 6/17/19 (a)	4,446,083	4,437,364
Drive Auto Receivables Trust:
Series 2015-AA Class A3, 1.43% 7/16/18 (a)	2,172,566	2,172,472
Series 2015-DA Class A2A, 1.23% 6/15/18 (a)	1,274,066	1,273,610
Exeter Automobile Receivables Trust Series 2016-1A Class A, 2.8% 7/15/20 (a)	3,838,620	3,842,315
Fannie Mae Series 2004-T5 Class AB3, 1.235% 5/28/35 (b)	6,234	5,389
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.271% 3/25/34 (b)	1,535	1,307
Flagship Credit Auto Trust:
Series 2015-3 Class A, 2.34% 10/15/20 (a)	4,166,153	4,166,550
Series 2016-1 Class A, 2.53% 12/15/20 (a)	7,869,368	7,891,193
Fremont Home Loan Trust Series 2005-A Class M4, 1.466% 1/25/35 (b)	55,381	30,005
GE Business Loan Trust Series 2006-2A:
Class A, 0.614% 11/15/34 (a)(b)	90,051	85,118
Class B, 0.7145% 11/15/34 (a)(b)	32,572	28,526
Class C, 0.8145% 11/15/34 (a)(b)	54,126	46,727
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	3,221,026	3,225,052
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	26,792	589
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.766% 8/25/33 (b)	29,529	27,409
Series 2003-3 Class M1, 1.736% 8/25/33 (b)	68,659	64,359
Series 2003-5 Class A2, 1.146% 12/25/33 (b)	5,278	4,917
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6289% 1/25/37 (b)	231,000	143,888
Invitation Homes Trust Series 2015-SFR3 Class E, 4.186% 8/17/32 (a)(b)	2,277,000	2,242,189
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (b)	9,271	9,214
Series 2006-A Class 2C, 1.7801% 3/27/42 (b)	406,000	191,928
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7389% 5/25/37 (b)	46,550	550
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.196% 7/25/34 (b)	12,320	10,298
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.421% 7/25/34 (b)	26,988	25,077
Series 2006-FF1 Class M2, 0.736% 8/25/36 (b)	2,200,000	2,114,599
Series 2006-FM1 Class A2B, 0.5489% 4/25/37 (b)	15,783	15,710
Series 2006-OPT1 Class A1A, 0.966% 6/25/35 (b)	199,568	192,128
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.126% 8/25/34 (b)	9,173	8,018
Series 2004-NC8 Class M6, 2.321% 9/25/34 (b)	14,171	13,045
Series 2005-NC1 Class M1, 1.106% 1/25/35 (b)	36,062	32,570
Series 2005-NC2 Class B1, 2.201% 3/25/35 (b)	26,479	617
Nationstar HECM Loan Trust:
Series 2015-1A Class A, 3.844% 5/25/18 (a)	7,716,036	7,698,366
Series 2016-1A Class A, 3.1294% 2/25/26 (a)	6,368,973	6,368,648
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.956% 9/25/35 (b)	229,000	213,735
OneMain Financial Issuance Trust:
Series 2014-1A Class A, 2.43% 6/18/24 (a)	947,138	947,985
Series 2014-2A Class A, 2.47% 9/18/24 (a)	6,486,000	6,493,592
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.3139% 9/25/34 (b)	85,000	78,171
Class M4, 2.6139% 9/25/34 (b)	109,000	65,563
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.246% 4/25/33 (b)	815	706
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5839% 6/15/33 (b)	79,781	74,741
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (a)	4,833,205	4,848,333
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2989% 9/25/34 (b)	4,618	4,168
Truman Capital Mortgage Loan Trust Series 2014-NPL3 Class A1, 3.125% 4/25/53 (a)	109,306	109,283
Vericrest Opportunity Loan Trust:
Series 2014-NP11 Class A1, 3.875% 4/25/55 (a)	634,429	632,525
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (a)	9,669,225	9,562,915
TOTAL ASSET-BACKED SECURITIES
(Cost $81,339,283)		81,719,334

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.1%
Accredited Mortgage Loan Trust floater Series 2006-1 Class A3, 0.6189% 4/25/36 (b)	2,021,319	2,009,035
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.573% 6/27/36 (a)(b)	3,176,233	3,044,805
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 2.8841% 12/26/35 (a)(b)	720,665	728,494
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.6981% 4/26/36 (a)(b)	1,109,008	1,088,637
BCAP LLC Trust sequential payer Series 2012-RR5 Class 8A5, 0.6321% 7/26/36 (a)(b)	522,435	494,799
CSMC:
floater Series 2015-1R Class 6A1, 0.7118% 5/27/37 (a)(b)	1,490,889	1,365,858
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (a)	1,687,846	1,668,028
Exeter Automobile Receivables Trust Series 2015-2A Class A, 1.54% 11/15/19 (a)	3,058,017	3,049,956
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.748% 10/25/34 (b)	55,892	54,577
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6579% 8/25/36 (b)	137,821	121,281
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6489% 5/25/47 (b)	50,925	47,036
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.616% 2/25/37 (b)	103,106	93,243
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	3,715,549	3,709,163
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 2.881% 3/26/37 (a)(b)	1,414,495	1,395,042
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7289% 7/25/35 (b)	128,538	123,652
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.7865% 6/10/35 (a)(b)	43,719	38,138
Class B6, 3.2865% 6/10/35 (a)(b)	57,990	48,765
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (b)	3,495	3,411
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.0668% 4/25/33 (b)	8,746	8,721
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.086% 9/25/43 (b)	6,252,712	6,001,196
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 3A1, 2.8552% 3/25/35 (b)	4,496,021	4,515,450
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 3.6583% 6/27/36 (a)(b)	654,567	643,392

TOTAL PRIVATE SPONSOR		30,252,679

U.S. Government Agency - 0.2%
Fannie Mae:
Series 2007-75 Class JI, 6.099% 8/25/37 (b)(h)	2,354,990	425,638
Series 2015-42 Class LS, 5.754% 6/25/45 (b)(h)(i)	2,127,387	375,470
Series 2015-70 Class JC, 3% 10/25/45	2,133,565	2,215,357
Freddie Mac:
Series 3955 Class YI, 3% 11/15/21 (h)	633,686	34,474
Series 3980 Class EP, 5% 1/15/42	6,695,774	7,444,723
Series 4471 Class PA 4% 12/15/40	2,713,512	2,876,828
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	1,615,522	1,771,570
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Series FA, 0.8174% 12/20/60 (b)(j)	1,446,591	1,430,073
Series 2011-H20 Class FA, 0.9874% 9/20/61 (b)(j)	7,698,502	7,663,248
Series 2012-H18 Class NA, 0.9574% 8/20/62 (b)(j)	1,632,295	1,623,741
Series 2013-H19 Class FC, 1.0374% 8/20/63 (b)(j)	3,889,758	3,878,934
Series 2015-H13 Class FL, 0.7174% 5/20/63 (b)(j)	3,751,996	3,736,951
Series 2015-H19 Class FA, 0.6374% 4/20/63 (b)(j)	3,189,028	3,172,604
Series 2010-14 Class SN, 5.5156% 2/16/40 (b)(h)(i)	1,144,402	213,962
Series 2010-98 Class HS, 6.1616% 8/20/40 (b)(h)	505,249	89,622
Series 2011-94 Class SA, 5.6616% 7/20/41 (b)(h)(i)	418,106	66,545
Series 2013-147 Class A/S, 5.7116% 10/20/43 (b)(h)	712,340	110,946
Series 2013-160 Class MS, 5.7616% 9/20/32 (b)(h)(i)	1,072,570	208,564
Series 2015-H13 Class HA, 2.5% 8/20/64 (j)	6,423,815	6,520,912
Series 2015-H17 Class HA, 2.5% 5/20/65 (j)	4,611,935	4,683,121
Ginnie Mae pass thru certificates Series 2010-85 Class SE, 6.1116% 7/20/40 (b)(h)	445,162	77,938

TOTAL U.S. GOVERNMENT AGENCY		48,621,221

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $79,117,313)		78,873,900

Commercial Mortgage Securities - 1.7%
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (b)	911,365	910,195
Series 2006-6 Class A3, 5.369% 10/10/45	19,042	19,040
Series 2007-2 Class A4, 5.7898% 4/10/49 (b)	13,767,756	13,874,158
Series 2007-3 Class A4, 5.7164% 6/10/49 (b)	1,741,725	1,776,137
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	4,400,000	4,538,604
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 0.846% 11/25/35 (a)(b)	45,436	39,510
Series 2005-4A:
Class A2, 0.836% 1/25/36 (a)(b)	113,845	97,307
Class M1, 0.896% 1/25/36 (a)(b)	36,746	29,290
Series 2006-4A Class A2, 0.716% 12/25/36 (a)(b)	336,923	277,455
Series 2007-1 Class A2, 0.716% 3/25/37 (a)(b)	69,208	58,950
Series 2007-2A:
Class A1, 0.716% 7/25/37 (a)(b)	202,436	171,041
Class A2, 0.766% 7/25/37 (a)(b)	189,533	151,060
Class M1, 0.816% 7/25/37 (a)(b)	64,512	49,154
Series 2007-3:
Class A2, 0.736% 7/25/37 (a)(b)	68,982	55,140
Class M1, 0.756% 7/25/37 (a)(b)	36,557	27,740
Class M2, 0.786% 7/25/37 (a)(b)	39,100	28,515
Class M3, 0.816% 7/25/37 (a)(b)	62,624	32,312
Class M4, 0.946% 7/25/37 (a)(b)	98,864	36,440
Class M5, 1.046% 7/25/37 (a)(b)	46,704	6,326
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW16 Class A4, 5.9113% 6/11/40 (b)	3,765,592	3,861,963
C-BASS Trust floater Series 2006-SC1 Class A, 0.716% 5/25/36 (a)(b)	16,931	16,522
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 1.833% 12/15/27 (a)(b)	10,759,674	10,766,574
Class DPA, 3.433% 12/15/27 (a)(b)	1,598,000	1,553,068
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	1,703,641	1,709,405
Series 2007-C6 Class A4, 5.8994% 12/10/49 (b)	3,500,000	3,615,243
Series 2015-GC27 Class A5, 3.137% 2/10/48	1,000,000	1,027,478
Series 2016-GC36 Class A4, 3.349% 2/10/49	2,500,000	2,607,362
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	4,124,304	4,135,841
Series 2007-CD4 Class A4, 5.322% 12/11/49	5,956,847	6,030,878
COMM Mortgage Trust:
Series 2013-CR10 Class XA, 1.1189% 8/10/46 (b)(h)	8,410,987	345,082
Series 2014-CR19 Class XA, 1.443% 8/10/47 (b)(h)	12,695,957	820,446
Series 2014-CR20 Class XA, 1.3535% 11/10/47 (b)(h)	10,696,032	720,538
Series 2014-CR21 Class A2, 3.095% 12/10/47	520,000	539,391
Series 2014-LC17 Class XA, 1.1574% 10/10/47 (b)(h)	12,161,521	582,407
Series 2014-UBS4 Class XA, 1.4236% 8/10/47 (b)(h)	10,689,375	713,295
Series 2014-UBS6 Class XA, 1.2154% 12/10/47 (b)(h)	7,176,116	434,621
Series 2015-CR23 Class A3, 3.23% 5/10/48	2,500,000	2,587,751
Series 2015-CR24 Class A4, 3.432% 8/10/55	1,500,000	1,578,624
Series 2015-PC1 Class A4, 3.62% 7/10/50	1,900,000	2,016,387
COMM Mortgage Trust pass-thru certificates sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	684,918	691,335
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8882% 6/15/39 (b)	4,171,655	4,246,809
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	185,086	191,410
CSMC Series 2015-TOWN:
Class A, 1.6828% 3/15/17 (a)(b)	6,154,000	6,121,265
Class B, 2.3328% 3/15/17 (a)(b)	404,000	395,069
Class C, 2.6828% 3/15/17 (a)(b)	404,000	392,985
Class D, 3.6328% 3/15/17 (a)(b)	404,000	394,909
Freddie Mac:
sequential payer:
Series K029 Class A2, 3.32% 2/25/23 (b)	7,350,000	7,931,772
Series K034 Class A2, 3.531% 7/25/23	4,000,000	4,368,125
Series K035 Class A2, 3.458% 8/25/23	554,000	602,107
Series K037 Class A2, 3.49% 1/25/24	1,900,000	2,070,979
Series K717 Class A2, 2.991% 9/25/21	2,758,000	2,912,740
Series K036 Class A2, 3.527% 10/25/23	5,903,000	6,445,540
Series K042 Class A2, 2.67% 12/25/24	2,000,000	2,060,195
Series K721 Class A2, 3.09% 8/25/22	5,800,000	6,183,332
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series K038 Class A2, 3.389% 3/25/24	884,000	959,139
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.7328% 12/15/16 (a)(b)	8,174,395	8,179,616
Series 2015-NRF Class AFX, 3.2349% 12/15/19 (a)	2,300,000	2,380,075
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,974,000	6,096,468
Series 2007-C1 Class A1A, 5.483% 12/10/49 (b)	10,038,914	10,202,598
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	14,667,460	14,863,910
Series 2006-GG7 Class A4, 6.1291% 7/10/38 (b)	28,225	28,209
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (a)	720,000	714,188
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	900,660	904,058
Series 2014-GC18, 2.924% 1/10/47	800,000	818,184
Series 2014-GC22 Class A3, 3.516% 6/10/47	800,000	842,912
Series 2015-GC30 Class A3, 3.119% 5/10/50	2,000,000	2,052,652
Series 2015-GC34 Class XA, 1.5329% 10/10/48 (b)(h)	6,278,183	560,962
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	760,000	764,039
Class DFX, 4.4065% 11/5/30 (a)	7,193,000	7,231,219
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.6828% 11/15/29 (a)(b)	4,000,000	3,981,067
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A3, 3.4353% 8/15/47 (a)	1,900,000	1,979,606
Series 2015-C30 Class A4, 3.5508% 7/15/48	1,900,000	2,003,776
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX Class XA, 1.8753% 6/15/45 (b)(h)	37,680,838	2,296,259
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.0845% 4/15/27 (a)(b)	1,239,000	1,207,229
Class D, 2.6845% 4/15/27 (a)(b)	2,642,000	2,563,664
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,900,490	1,914,803
Series 2007-CB18 Class A4, 5.44% 6/12/47	29,652,163	30,089,787
Series 2007-CB20 Class A4, 5.794% 2/12/51	8,836,438	9,153,151
Series 2007-LD11 Class A4, 5.929% 6/15/49 (b)	44,825,239	45,654,640
Series 2007-LDPX Class A3, 5.42% 1/15/49	9,676,767	9,836,316
Series 2007-CB19:
Class B, 5.8886% 2/12/49 (b)	24,000	5,418
Class C, 5.8886% 2/12/49 (b)	62,000	4,066
Class D, 5.8886% 2/12/49 (b)	47,065	21
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (b)	15,164	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0959% 7/15/44 (b)	5,064,150	5,266,308
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	5,419,861	5,493,424
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6823% 1/12/44 (a)(b)	67,426	67,285
Series 2007-C1 Class A4, 6.0258% 6/12/50 (b)	7,022,000	7,189,205
Series 2008-C1 Class A4, 5.69% 2/12/51	412,055	429,715
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (b)	9,001,303	9,060,591
Series 2007-5 Class A4, 5.378% 8/12/48	8,042,037	8,154,037
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	2,446,000	2,494,886
Series 2007-7 Class A4, 5.81% 6/12/50 (b)	1,351,533	1,394,355
Series 2007-6 Class B, 5.635% 3/12/51 (b)	277,000	77,755
Series 2007-8 Class A3, 6.0713% 8/12/49 (b)	237,084	244,868
Morgan Stanley BAML Trust:
sequential payer Series 2014-C16 Class A3, 3.592% 6/15/47	2,600,000	2,744,140
Series 2014-C14 Class A2, 2.916% 2/15/47	1,300,000	1,340,667
Series 2014-C17 Class A2, 3.119% 8/15/47	1,700,000	1,759,415
Series 2015-C25:
Class A4, 3.372% 10/15/48	2,800,000	2,928,161
Class XA, 1.3045% 10/15/48 (b)(h)	11,256,056	860,324
Series 2015-C26 Class A4, 3.252% 10/15/48	3,200,000	3,320,402
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.634% 7/15/19 (a)(b)	57,391	57,294
Series 2007-XLFA:
Class D, 0.6228% 10/15/20 (a)(b)	23,966	23,967
Class E, 0.6828% 10/15/20 (a)(b)	134,000	134,007
sequential payer Series 2007-IQ15 Class A4, 6.1143% 6/11/49 (b)	16,583,041	17,205,444
Series 2007-IQ14 Class A4, 5.692% 4/15/49	7,001,000	7,145,977
Series 2015-UBS8 Class A3, 3.54% 12/15/48	3,000,000	3,178,594
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A4, 5.308% 11/15/48	2,478,205	2,491,911
Series 2007-C30 Class A5, 5.342% 12/15/43	28,377,000	28,821,421
Series 2007-C31:
Class A4, 5.509% 4/15/47	48,090,000	48,846,311
Class A5, 5.5% 4/15/47	7,119,000	7,277,382
Series 2007-C32 Class A3, 5.8892% 6/15/49 (b)	11,015,294	11,301,675
Series 2007-C33:
Class A4, 6.1472% 2/15/51 (b)	15,469,152	15,782,491
Class A5, 6.1472% 2/15/51 (b)	4,253,000	4,429,930
Series 2006-C27 Class A3, 5.765% 7/15/45 (b)	64,833	64,690
Series 2007-C32:
Class D, 5.8892% 6/15/49 (b)	208,000	136,110
Class E, 5.8892% 6/15/49 (b)	328,000	163,897
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.2755% 11/15/48 (b)(h)	7,671,247	580,637
WF-RBS Commercial Mortgage Trust sequential payer Series 2013-C11 Class A4, 3.037% 3/15/45	365,000	378,281
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $502,170,024)		480,983,411

Municipal Securities - 0.4%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49	1,265,000	1,867,406
California Gen. Oblig.:
6.2% 3/1/19	$1,340,000	$1,512,552
7.5% 4/1/34	600,000	899,214
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	700,000	753,361
Series 2012 B, 5.432% 1/1/42	3,585,000	2,952,355
6.314% 1/1/44	22,660,000	20,601,339
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2010 A, 5.792% 11/1/41	350,000	481,789
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	95,916
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2010 A, 5.522% 10/1/44	150,000	191,936
Houston Util. Sys. Rev. 3.828% 5/15/28	200,000	223,884
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	2,630,000	2,684,730
4.95% 6/1/23	7,660,000	8,087,198
5.1% 6/1/33	34,375,000	32,899,625
Series 2010 5, 6.2% 7/1/21	2,395,000	2,598,072
Series 2010-1, 6.63% 2/1/35	3,845,000	4,196,548
Series 2010-3:
6.725% 4/1/35	2,510,000	2,758,339
7.35% 7/1/35	4,655,000	5,265,643
Series 2011:
5.365% 3/1/17	125,000	128,281
5.665% 3/1/18	6,560,000	6,920,866
5.877% 3/1/19	11,620,000	12,584,576
Series 2013:
1.84% 12/1/16	2,445,000	2,445,269
3.6% 12/1/19	2,105,000	2,140,301
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	201,768
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2010 A, 7.102% 1/1/41	1,400,000	2,070,110
Series A, 7.414% 1/1/40	820,000	1,248,327
New York City Transitional Fin. Auth. Rev. Series 2010 C2, 5.767% 8/1/36	900,000	1,147,014
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40	325,000	395,662
Series 2011 A, 4.8% 6/1/11	608,000	659,279
Port Auth. of New York & New Jersey:
174th Series, 4.458% 10/1/62	600,000	668,094
Series 180, 4.96% 8/1/46	265,000	315,904
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	385,000	484,911
San Antonio Elec. & Gas Sys. Rev. Series 2010 A, 5.718% 2/1/41	385,000	519,531
TOTAL MUNICIPAL SECURITIES
(Cost $123,284,071)		119,999,800

Foreign Government and Government Agency Obligations - 0.1%
Chilean Republic 3.875% 8/5/20	$800,000	$860,800
Colombian Republic 5% 6/15/45	365,000	338,538
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	230,000	284,900
4% 6/30/22	300,000	329,400
5.5% 4/26/24	595,000	738,871
Province of Quebec yankee 7.125% 2/9/24	830,000	1,081,004
United Mexican States:
3.5% 1/21/21	12,468,000	12,985,422
4.75% 3/8/44	2,110,000	2,094,175
5.625% 1/15/17	3,410,000	3,498,660
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $21,726,718)		22,211,770

Bank Notes - 0.1%
Capital One Bank NA 2.15% 11/21/18	270,000	270,504
Discover Bank:
(Delaware) 3.2% 8/9/21	$5,716,000	$5,767,295
3.1% 6/4/20	6,744,000	6,860,604
8.7% 11/18/19	357,000	416,202
Marshall & Ilsley Bank 5% 1/17/17	4,118,000	4,202,505
PNC Bank NA 6.875% 4/1/18	250,000	273,226
Regions Bank 7.5% 5/15/18	7,751,000	8,456,643
TOTAL BANK NOTES
(Cost $25,789,125)		26,246,979
	Shares	Value

Fixed-Income Funds - 77.2%
High Yield Fixed-Income Funds - 1.5%
MainStay High Yield Corporate Bond Fund Class A	36,115,435	$198,996,049
T. Rowe Price High Yield Fund I Class	35,838,142	229,722,488

TOTAL HIGH YIELD FIXED-INCOME FUNDS		428,718,537

Intermediate Government Funds - 0.1%
Fidelity SAI U.S. Treasury Bond Index Fund (k)	2,508,205	25,132,217
Intermediate-Term Bond Funds - 75.2%
DoubleLine Total Return Bond Fund Class N	94,454,239	1,023,883,952
Fidelity Total Bond Fund (k)	459,326,524	4,864,267,888
iShares Barclays Aggregate Bond ETF	1,140,200	126,220,140
JPMorgan Core Bond Fund Select Class	81,433,235	960,097,836
Metropolitan West Total Return Bond Fund Class M	190,766,713	2,067,911,169
PIMCO Income Fund Institutional Class	61,835,859	734,610,004
PIMCO Mortgage Opportunities Fund Institutional Class	39,855,422	438,011,092
PIMCO Total Return Fund Institutional Class	567,641,458	5,789,942,859
Prudential Total Return Bond Fund Class A	64,510,742	931,535,113
Spartan U.S. Bond Index Fund Investor Class (k)	22,430,465	263,782,271
Templeton Global Bond Fund Class A	19,820,658	224,171,641
Voya Intermediate Bond Fund Class I	44,091,159	445,320,706
Westcore Plus Bond Fund Retail Class	23,183,341	250,843,746
Western Asset Core Bond Fund Class I	79,121,724	984,274,241
Western Asset Core Plus Bond Fund Class I	186,674,142	2,174,753,756

TOTAL INTERMEDIATE-TERM BOND FUNDS		21,279,626,414

Long Government Bond Funds - 0.4%
Spartan Long-Term Treasury Bond Index Fund Investor Class (k)	7,817,511	107,021,720
TOTAL FIXED-INCOME FUNDS
(Cost $22,184,477,113)		21,840,498,888
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22
(Cost $29,654,851)	24,912,000	27,242,000
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 0.40% (l)	153,280,335	153,280,335
SSgA U.S. Treasury Money Market Fund Class N, 0.03% (m)	152,366,959	152,366,959
TOTAL MONEY MARKET FUNDS
(Cost $305,647,294)		305,647,294
TOTAL INVESTMENT PORTFOLIO - 101.6%
(Cost $29,060,806,872)		28,716,532,720
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(440,472,992)
NET ASSETS - 100%		$28,276,059,728

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 6/1/46	$(15,600,000)	$(15,970,243)
3% 6/1/46	(70,800,000)	(72,480,332)
3.5% 6/1/46	(13,300,000)	(13,917,277)
4.5% 6/1/46	(7,300,000)	(7,949,429)
4.5% 6/1/46	(700,000)	(762,274)

TOTAL FANNIE MAE		(111,079,555)

Ginnie Mae
3% 6/1/46	(700,000)	(724,169)
3% 6/1/46	(800,000)	(827,622)
3% 6/1/46	(700,000)	(724,169)
3% 6/1/46	(800,000)	(827,622)
3% 6/1/46	(200,000)	(206,905)
3% 6/1/46	(200,000)	(206,905)
3.5% 6/1/46	(1,000,000)	(1,055,440)

TOTAL GINNIE MAE		(4,572,832)

TOTAL TBA SALE COMMITMENTS
(Proceeds $115,687,750)		$(115,652,387)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Sold
Treasury Contracts
15 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Sept. 2016	1,945,313	$(578)
40 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2016	8,716,250	(3,203)
14 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2016	2,286,375	(3,311)
TOTAL FUTURES CONTRACTS			$(7,092)

The face value of futures sold as a percentage of Net Assets is 0.0%

Swaps

Underlying Reference	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Deutsche Bank AG	Dec. 2018	Credit Suisse International	(1%)	$2,000,000	$5,543	$(52,655)	$(47,112)
Deutsche Bank AG	Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	1,655,634	6,622	(53,424)	(46,802)
National Australia Bank Ltd	Dec. 2018	Credit Suisse International	(1%)	2,000,000	(33,939)	(87,398)	(121,337)
National Australia Bank Ltd	Dec. 2018	Credit Suisse International	(1%)	2,000,000	(33,939)	(75,096)	(109,035)
Societe Generale	Dec. 2017	Credit Suisse International	(3%)	1,765,000	(84,508)	22,464	(62,044)
Societe Generale	Dec. 2017	Credit Suisse International	(3%)	1,764,000	(84,460)	8,492	(75,968)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse International	(1%)	1,500,000	(19,867)	(12,058)	(31,925)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse International	(1%)	1,765,000	(23,376)	(32,015)	(55,391)

TOTAL CREDIT DEFAULT SWAPS					$(267,924)	$(281,690)	$(549,614)

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Jun. 2018	$15,200,000	3-month LIBOR	1.25%	$522	$0	$522
LCH	Jun. 2021	350,000	3-month LIBOR	2%	(1,578)	0	(1,578)
LCH	Jun. 2046	2,620,000	3-month LIBOR	2.5%	(12,219)	0	(12,219)

TOTAL INTEREST RATE SWAPS					$(13,275)	$0	$(13,275)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $383,343,856 or 1.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $541,589.

 (f) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $178,478.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,329.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Affiliated Fund

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$125,588
Total	$125,588

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity SAI U.S. Treasury Bond Index Fund	$--	$25,082,325	$--	$82,327	$25,132,217
Fidelity Total Bond Fund	4,633,690,544	117,055,363	9,167,726	35,390,374	4,864,267,888
Spartan Long-Term Treasury Bond Index Fund Investor Class	102,353,825	5,220,604	--	676,204	107,021,720
Spartan U.S. Bond Index Fund Investor Class	136,872,100	201,696,315	77,495,186	1,695,864	263,782,271
Total	$4,872,916,469	$349,054,607	$86,662,912	$37,844,769	$5,260,204,096

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,489,925,226	$--	$2,489,925,226	$--
U.S. Government and Government Agency Obligations	975,961,050	--	975,961,050	--
U.S. Government Agency - Mortgage Securities	2,267,223,068	--	2,267,223,068	--
Asset-Backed Securities	81,719,334	--	81,414,707	304,627
Collateralized Mortgage Obligations	78,873,900	--	78,873,900	--
Commercial Mortgage Securities	480,983,411	--	480,983,411	--
Municipal Securities	119,999,800	--	119,999,800	--
Foreign Government and Government Agency Obligations	22,211,770	--	22,211,770	--
Bank Notes	26,246,979	--	26,246,979	--
Fixed-Income Funds	21,840,498,888	21,840,498,888	--	--
Preferred Securities	27,242,000	--	27,242,000	--
Money Market Funds	305,647,294	305,647,294	--	--
Total Investments in Securities:	$28,716,532,720	$22,146,146,182	$6,570,081,911	$304,627
Derivative Instruments:
Assets
Swaps	$12,687	$--	$12,687	$--
Total Assets	$12,687	$--	$12,687	$--
Liabilities
Futures Contracts	$(7,092)	$(7,092)	$--	$--
Swaps	(293,886)	--	(293,886)	--
Total Liabilities	$(300,978)	$(7,092)	$(293,886)	$--
Total Derivative Instruments:	$(288,291)	$(7,092)	$(281,199)	$--
Other Financial Instruments:
TBA Sale Commitments	$(115,652,387)	$--	$(115,652,387)	$--
Total Other Financial Instruments:	$(115,652,387)	$--	$(115,652,387)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $29,088,734,860. Net unrealized depreciation aggregated $372,202,140, of which $358,174,739 related to appreciated investment securities and $730,376,879 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® International Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

May 31, 2016

SIT-QTLY-0716
1.912870.105

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 34.9%
	Shares	Value
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.4%
Bridgestone Corp.	151,000	$5,168,014
Compagnie Plastic Omnium	71,118	2,371,509
Continental AG	38,633	8,287,509
DENSO Corp.	284,600	11,125,763
GKN PLC	7,188,267	28,590,988
Hyundai Mobis	2,614	559,903
Koito Manufacturing Co. Ltd.	28,500	1,334,500
Michelin CGDE Series B	15,497	1,574,952
Sumitomo Electric Industries Ltd.	185,700	2,606,012
Valeo SA	62,621	9,451,448
		71,070,598
Automobiles - 0.1%
Fuji Heavy Industries Ltd.	204,300	7,566,574
Maruti Suzuki India Ltd. (a)	40,015	2,476,347
Toyota Motor Corp.	169,200	8,749,429
		18,792,350
Distributors - 0.1%
Inchcape PLC	690,000	6,805,652
Jardine Cycle & Carriage Ltd.	38,600	947,411
		7,753,063
Hotels, Restaurants & Leisure - 0.7%
Aristocrat Leisure Ltd.	200,762	1,865,995
Carnival PLC	576,373	28,457,985
Carnival PLC sponsored ADR	671	33,201
Compass Group PLC	2,858,048	53,213,387
Domino's Pizza UK & IRL PLC	52,103	796,139
Gaming VC Holdings SA	134,584	1,173,447
Greene King PLC	95,179	1,229,644
InterContinental Hotel Group PLC	56,965	2,195,465
MGM China Holdings Ltd.	3,254,400	4,682,198
SKYCITY Entertainment Group Ltd.	189,065	617,860
SKYCITY Entertainment Group Ltd. rights 6/2/16 (a)	18,906	5,500
Sodexo SA	41,289	4,342,728
Tatts Group Ltd.	314,606	895,883
The Restaurant Group PLC	88,124	467,397
The Star Entertainment Group Ltd.	753,347	3,076,321
TUI AG	778,506	11,815,032
Whitbread PLC	271,726	16,576,509
Yum! Brands, Inc.	58,728	4,820,982
		136,265,673
Household Durables - 0.3%
Barratt Developments PLC	391,805	3,359,427
Bellway PLC	11,707	463,403
Berkeley Group Holdings PLC	77,101	3,657,167
Casio Computer Co. Ltd.	12,100	187,098
Haseko Corp.	116,700	1,273,165
LG Electronics, Inc.	21,789	1,026,756
Nikon Corp.	839,900	11,742,727
Nobia AB	53,241	555,940
SEB SA	13,598	1,672,601
Sony Corp.	477,400	13,274,142
Steinhoff International Holdings NV:
(Germany)	492,600	2,893,923
(South Africa)	757,916	4,447,791
Techtronic Industries Co. Ltd.	1,150,500	4,626,725
		49,180,865
Internet & Catalog Retail - 0.0%
Home Retail Group PLC	256,183	613,334
Trade Maine Group Ltd.	133,044	441,086
YOOX SpA (a)	47,523	1,334,073
		2,388,493
Leisure Products - 0.0%
Sankyo Co. Ltd. (Gunma)	90,900	3,374,200
Yamaha Corp.	141,300	4,246,855
		7,621,055
Media - 0.9%
Fuji Media Holdings, Inc.	25,800	311,909
Grupo Televisa SA de CV (CPO) sponsored ADR	264,700	7,078,078
ITV PLC	725,163	2,250,121
ITV PLC ADR	7,700	239,124
Lagardere S.C.A. (Reg.)	47,351	1,120,875
Naspers Ltd. Class N	45,885	6,751,323
Nippon Television Network Corp.	53,800	944,156
ProSiebenSat.1 Media AG	147,728	7,427,039
realestate.com.au Ltd.	29,116	1,178,231
RELX NV	3,923,476	67,921,761
Sky Network Television Ltd.	291,698	888,133
SKY PLC	624,400	8,713,410
Technicolor SA	177,287	1,177,435
Telenet Group Holding NV (a)	73,472	3,498,024
UBM PLC	1,234,938	10,534,986
Vivendi SA	529,600	10,490,705
Wolters Kluwer NV	211,655	8,436,714
WPP PLC	1,050,248	24,220,688
WPP PLC ADR	16,282	1,887,572
		165,070,284
Multiline Retail - 0.1%
Debenhams PLC	670,228	717,851
Dollarama, Inc.	57,221	3,940,257
Harvey Norman Holdings Ltd.	457,092	1,506,456
Marks & Spencer Group PLC	1,107,690	6,091,027
Next PLC	102,754	8,096,012
		20,351,603
Specialty Retail - 0.3%
ABC-MART, Inc.	77,800	5,013,670
BYGGmax Group AB	52,520	431,299
Dufry AG (a)	33,755	4,533,493
Esprit Holdings Ltd. (a)	9,743,900	7,862,079
Grandvision NV	44,361	1,226,553
Inditex SA	305,921	10,335,362
JB Hi-Fi Ltd.	77,876	1,312,563
Kingfisher PLC	2,458,925	13,051,834
Mobilezone Holding AG	23,498	327,412
Nitori Holdings Co. Ltd.	17,500	1,767,431
USS Co. Ltd.	968,700	15,233,549
WH Smith PLC	54,746	1,388,392
		62,483,637
Textiles, Apparel & Luxury Goods - 0.2%
Christian Dior SA	24,286	3,960,047
Compagnie Financiere Richemont SA Series A	287,201	16,928,381
Hermes International SCA	8,081	2,921,731
LVMH Moet Hennessy - Louis Vuitton SA	77,613	12,425,183
Pandora A/S	49,386	7,339,894
		43,575,236

TOTAL CONSUMER DISCRETIONARY		584,552,857

CONSUMER STAPLES - 5.5%
Beverages - 0.9%
Anheuser-Busch InBev SA NV	88,265	11,156,339
Asahi Group Holdings	73,100	2,477,405
Carlsberg A/S Series B	33,008	3,184,909
Coca-Cola Central Japan Co. Ltd.	407,200	7,801,972
Coca-Cola HBC AG	69,110	1,344,282
Davide Campari-Milano SpA	189,300	1,829,275
Davide Campari-Milano SpA	346,700	3,350,289
Diageo PLC	1,295,407	35,151,137
Diageo PLC sponsored ADR	69,814	7,618,802
Embotelladoras Arca S.A.B. de CV	332,733	2,211,460
Fomento Economico Mexicano S.A.B. de CV:
unit	102,100	922,381
sponsored ADR	35,203	3,192,208
Heineken Holding NV	167,954	13,780,090
Heineken NV (Bearer)	366,898	34,074,880
ITO EN Ltd.	341,100	11,420,486
Kirin Holdings Co. Ltd.	189,000	3,163,623
Pernod Ricard SA	280,494	30,556,894
Sapporo Breweries Ltd.	74,000	399,353
Suntory Beverage & Food Ltd.	13,500	631,530
Takara Holdings, Inc.	47,900	422,286
Treasury Wine Estates Ltd.	185,840	1,388,826
		176,078,427
Food & Staples Retailing - 0.5%
AEON Co. Ltd.	124,600	1,883,364
Ain Holdings, Inc.	14,900	952,385
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	69,715	3,067,492
Axfood AB	28,900	532,173
Bidcorp Ltd. (a)	90,304	1,738,709
Bim Birlesik Magazalar A/S JSC	27,980	548,776
Carrefour SA	119,654	3,241,789
Colruyt NV	9,660	573,954
Delhaize Freres & Compagnie Le Lion SA sponsored ADR	14,572	380,912
Delhaize Group SA	16,917	1,773,663
Distribuidora Internacional de Alimentacion SA	354,800	2,121,879
FamilyMart Co. Ltd.	147,900	7,735,763
Hakon Invest AB	44,171	1,555,267
J Sainsbury PLC	366,037	1,423,452
Jeronimo Martins SGPS SA	300,150	4,862,485
Lawson, Inc.	29,300	2,307,751
Loblaw Companies Ltd.	50,815	2,753,973
Magnit OJSC (a)	17,970	2,516,905
Metcash Ltd. (a)	506,522	750,482
Metro AG	281,418	9,246,426
PriceSmart, Inc.	46,728	4,139,634
Seven & i Holdings Co. Ltd.	162,500	6,913,587
Spar Group Ltd.	142,700	1,837,111
Sugi Holdings Co. Ltd.	15,500	807,365
Sundrug Co. Ltd.	133,200	10,948,854
Tesco PLC (a)	634,717	1,511,181
Tsuruha Holdings, Inc.	27,200	2,816,977
UNY Co. Ltd.	203,800	1,477,555
Wal-Mart de Mexico SA de CV Series V	1,139,200	2,644,199
Wesfarmers Ltd.	19,829	582,285
Woolworths Ltd.	174,856	2,795,463
		86,441,811
Food Products - 1.6%
Ajinomoto Co., Inc.	120,000	2,877,042
Ariake Japan Co. Ltd.	12,300	724,040
Aryzta AG	469,540	18,687,125
Azucarera Ebro Agricolas SA	13,853	324,686
Bakkafrost	29,706	1,151,580
CJ CheilJedang Corp.	1,933	621,055
Danone SA	1,185,710	83,298,732
Fuji Oil Holdings, Inc.	32,700	565,362
GrainCorp Ltd.	88,739	570,811
Greencore Group PLC	259,639	1,296,238
Grupo Lala S.A.B. de CV	255,600	614,462
House Foods Group, Inc.	15,800	311,062
Kagome Co. Ltd.	48,700	1,169,109
Kerry Group PLC Class A	66,877	6,034,707
Kikkoman Corp.	30,000	1,070,317
La Doria SpA	8,441	110,167
Leroy Seafood Group ASA	13,235	675,546
Lindt & Spruengli AG (participation certificate)	57	351,232
Maruha Nichiro Corp.	35,500	823,997
Meiji Holdings Co. Ltd.	16,000	1,432,719
Morinaga Milk Industry Co. Ltd.	182,000	1,099,565
Nestle SA	2,059,373	152,187,023
New Hampshire Foods Ltd.	35,000	813,098
Nichirei Corp.	93,000	789,775
Nippon Flour Mills Co. Ltd.	30,000	229,393
Nissin Food Holdings Co. Ltd.	33,500	1,673,400
Orkla ASA	158,462	1,433,872
Toyo Suisan Kaisha Ltd.	326,400	12,574,784
Yamazaki Baking Co. Ltd.	22,000	537,568
		294,048,467
Household Products - 0.8%
Colgate-Palmolive Co.	569,144	40,073,429
Lion Corp.	59,000	859,962
Reckitt Benckiser Group PLC	943,034	93,887,829
Svenska Cellulosa AB (SCA) (B Shares)	200,127	6,405,907
		141,227,127
Personal Products - 0.7%
AMOREPACIFIC Corp.	10,016	3,512,511
Asaleo Care Ltd.	249,630	368,057
Beiersdorf AG	25,306	2,299,841
Kao Corp.	898,800	49,153,674
Kobayashi Pharmaceutical Co. Ltd.	148,700	12,067,942
Kose Corp.	32,500	2,894,135
L'Oreal SA	149,587	28,111,374
Pola Orbis Holdings, Inc.	27,100	2,333,203
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	172,103	7,727,380
(NY Reg.)	83,485	3,736,789
Unilever PLC	472,305	21,513,357
Unilever PLC sponsored ADR	46,496	2,118,358
		135,836,621
Tobacco - 1.0%
British American Tobacco PLC:
(United Kingdom)	1,329,762	80,892,470
sponsored ADR	51,058	6,211,206
Imperial Tobacco Group PLC	267,859	14,590,934
Japan Tobacco, Inc.	1,660,900	65,498,607
KT&G Corp.	182,004	19,492,075
Swedish Match Co. AB	9,340	318,673
		187,003,965

TOTAL CONSUMER STAPLES		1,020,636,418

ENERGY - 1.6%
Energy Equipment & Services - 0.1%
Core Laboratories NV	37,642	4,564,093
Technip SA	61,294	3,359,141
Tecnicas Reunidas SA	73,163	2,300,907
Tenaris SA	191,812	2,538,635
Tenaris SA sponsored ADR	61,930	1,636,810
		14,399,586
Oil, Gas & Consumable Fuels - 1.5%
Bharat Petroleum Corp. Ltd. (a)	110,970	1,618,011
BP PLC	4,018,514	20,725,241
BP PLC sponsored ADR	219,402	6,889,223
Cairn Energy PLC (a)	2,518,142	7,108,297
Canadian Natural Resources Ltd.	230,655	6,854,482
CNOOC Ltd.	22,416,000	26,688,740
Enbridge, Inc.	432,888	17,258,081
Eni SpA	1,272,701	19,409,957
Galp Energia SGPS SA Class B	631,720	8,279,965
Gazprom OAO sponsored ADR (Reg. S)	462,061	2,020,131
INPEX Corp.	819,200	6,676,723
Lukoil PJSC sponsored ADR	60,421	2,311,103
Neste Oyj	47,287	1,593,674
NOVATEK OAO GDR (Reg. S)	24,052	2,414,821
Oil Search Ltd. ADR	1,317,918	6,467,646
Repsol YPF SA	206,928	2,665,010
Rosneft Oil Co. OJSC GDR (Reg. S)	544,645	2,634,993
Royal Dutch Shell PLC:
Class A (Netherlands)	820,865	19,949,051
Class B (United Kingdom)	1,322,394	31,745,965
SK Energy Co. Ltd.	36,844	5,060,011
Suncor Energy, Inc.	324,053	8,950,471
Total SA	1,398,981	67,849,716
		275,171,312

TOTAL ENERGY		289,570,898

FINANCIALS - 7.0%
Banks - 3.0%
ABN AMRO Group NV GDR	571,539	11,640,568
Akbank T.A.S.	565,622	1,527,051
Axis Bank Ltd.	457,732	3,506,836
Banco Bilbao Vizcaya Argentaria SA	320,126	2,119,672
Bank of Ireland (a)	16,892,184	5,149,854
Bankinter SA	565,361	4,300,178
Barclays PLC	21,386,034	56,282,949
Barclays PLC sponsored ADR	217,119	2,297,119
BNP Paribas SA	884,896	48,997,601
BOC Hong Kong (Holdings) Ltd.	1,816,000	5,585,355
CaixaBank SA	5,068,834	13,857,082
Chiba Bank Ltd.	739,000	3,850,050
Commerzbank AG	175,001	1,499,304
Credicorp Ltd. (United States)	42,909	6,015,842
DBS Group Holdings Ltd.	868,800	9,778,811
DNB ASA	2,164,613	27,764,055
Dubai Islamic Bank Pakistan Ltd. (a)	1,542,360	2,141,525
Dubai Islamic Bank Pakistan Ltd. rights 6/20/16 (a)	385,590	195,257
HDFC Bank Ltd. (a)	245,364	5,093,189
HDFC Bank Ltd. sponsored ADR	111,879	7,200,532
HSBC Holdings PLC:
(Hong Kong)	858,100	5,577,928
(United Kingdom)	889,078	5,746,525
sponsored ADR	220,717	7,160,059
ING Groep NV (Certificaten Van Aandelen)	2,475,027	30,626,946
Intesa Sanpaolo SpA	4,984,838	12,801,045
Joyo Bank Ltd.	1,044,000	3,835,424
Jyske Bank A/S (Reg.)	92,079	3,698,477
Kasikornbank PCL:
NVDR	696,200	3,393,244
(For. Reg.)	325,000	1,602,241
KBC Groep NV	562,349	33,293,370
Lloyds Banking Group PLC	46,362,225	48,260,688
Mitsubishi UFJ Financial Group, Inc.	2,001,900	9,890,431
Nordea Bank AB	768,152	7,454,657
North Pacific Bank Ltd.	1,087,200	3,060,432
PT Bank Central Asia Tbk	4,412,500	4,199,305
Resona Holdings, Inc.	1,893,000	7,144,724
Sberbank of Russia sponsored ADR	341,837	2,919,288
Skandinaviska Enskilda Banken AB (A Shares)	476,503	4,567,176
Societe Generale Series A	99,826	4,119,235
Sumitomo Mitsui Financial Group, Inc.	1,899,300	61,365,309
Svenska Handelsbanken AB (A Shares)	1,164,623	14,916,432
Swedbank AB (A Shares)	431,129	9,489,505
Sydbank A/S	122,095	3,481,279
The Hachijuni Bank Ltd.	725,000	3,185,012
The Toronto-Dominion Bank	338,734	14,752,048
Turkiye Garanti Bankasi A/S	1,737,387	4,445,780
Turkiye Is Bankasi A/S Series C	1,050,739	1,605,241
UniCredit SpA	732,040	2,342,514
Valiant Holding AG	3,556	380,285
Westpac Banking Corp.	569,393	12,590,388
Woori Bank	58,095	485,544
Yapi ve Kredi Bankasi A/S (a)	1,679,267	2,349,301
Yes Bank Ltd. (a)	212,942	3,271,071
		552,813,734
Capital Markets - 0.8%
Azimut Holding SpA	514,698	11,316,132
Banca Generali SpA	119,884	3,139,975
Daiwa Securities Group, Inc.	2,790,100	16,147,215
Deutsche Bank AG	136,381	2,436,255
GAM Holding Ltd.	416,800	5,241,449
Intermediate Capital Group PLC	131,496	1,271,269
Julius Baer Group Ltd.	288,352	12,858,306
Jupiter Fund Management PLC	219,712	1,407,168
Macquarie Group Ltd.	173,793	9,404,338
Mediobanca SpA	1,231,300	9,548,941
Partners Group Holding AG	30,532	12,870,129
Ratos AB (B Shares)	105,791	573,005
SVG Capital PLC (a)	85,693	667,110
UBS Group AG	3,833,301	59,234,913
		146,116,205
Consumer Finance - 0.1%
AEON Financial Service Co. Ltd.	284,100	6,231,425
Provident Financial PLC	131,032	5,526,399
		11,757,824
Diversified Financial Services - 0.5%
Ackermans & Van Haaren SA	392	50,856
Broadcom Ltd.	33,025	5,097,739
Cerved Information Solutions SpA	325,424	2,708,381
Challenger Ltd.	1,611,800	11,148,365
Deutsche Boerse AG	39,700	3,478,561
First Pacific Co. Ltd.	6,144,000	4,036,191
Groupe Bruxelles Lambert SA	102,453	8,710,307
Haci Omer Sabanci Holding A/S	283,300	881,924
IG Group Holdings PLC	1,363,072	15,783,772
Industrivarden AB (C Shares)	83,139	1,405,360
Investor AB:
(A Shares)	28,185	985,640
(B Shares)	397,161	13,817,442
ORIX Corp.	1,701,800	23,464,656
		91,569,194
Insurance - 1.8%
Admiral Group PLC	113,308	3,229,678
AIA Group Ltd.	5,408,400	31,632,954
Allianz SE	76,252	12,453,909
AMP Ltd.	1,611,506	6,568,998
Aon PLC	84,211	9,201,736
Aviva PLC	7,000,415	45,550,173
AXA SA	503,242	12,645,234
BB Seguridade Participacoes SA	469,000	3,538,006
Beazley PLC	202,416	1,070,361
Dai-ichi Mutual Life Insurance Co.	236,100	3,074,615
Delta Lloyd NV	1,236,200	6,225,323
Euler Hermes SA	46,709	4,014,742
Fairfax Financial Holdings Ltd. (sub. vtg.)	62,360	32,045,246
Gjensidige Forsikring ASA	134,179	2,314,482
Hannover Reuck SE	13,801	1,556,298
Hiscox Ltd.	1,320,275	18,806,687
Intact Financial Corp.	42,237	2,953,546
Jardine Lloyd Thompson Group PLC	439,057	5,872,612
Korean Reinsurance Co.	65,507	704,311
MS&AD Insurance Group Holdings, Inc.	513,500	14,514,606
Muenchener Rueckversicherungs AG	19,716	3,706,674
Phoenix Group Holdings	31,156	397,098
PICC Property & Casualty Co. Ltd. (H Shares)	2,080,000	3,795,567
Prudential PLC	881,281	17,570,245
Sanlam Ltd.	472,151	1,869,527
Sony Financial Holdings, Inc.	1,023,400	12,384,692
Storebrand ASA (A Shares) (a)	428,214	1,868,343
Swiss Re Ltd.	77,226	6,939,574
T&D Holdings, Inc.	212,000	2,095,310
Talanx AG	209,400	7,047,915
Tokio Marine Holdings, Inc.	127,300	4,369,405
Zurich Insurance Group AG	250,759	60,689,176
		340,707,043
Real Estate Investment Trusts - 0.1%
Derwent London PLC	45,777	2,182,633
Nippon Prologis REIT, Inc.	673	1,458,699
Unibail-Rodamco	20,870	5,617,161
Vicinity Centers unit	590,474	1,391,254
Westfield Corp. unit (a)	1,759,705	13,633,983
		24,283,730
Real Estate Management & Development - 0.7%
Allreal Holding AG	1,944	266,371
Brookfield Asset Management, Inc.	162,783	5,713,683
Brookfield Asset Management, Inc. Class A	80,355	2,819,947
CA Immobilien Anlagen AG	13,190	234,667
Cheung Kong Property Holdings Ltd.	1,227,600	7,685,582
China Overseas Land and Investment Ltd.	1,394,000	4,188,772
Daito Trust Construction Co. Ltd.	16,000	2,318,228
Daiwa House Industry Co. Ltd.	289,200	8,339,564
Deutsche Wohnen AG (Bearer)	1,028,245	33,023,777
Hufvudstaden AB Series A	34,292	530,741
Iguatemi Empresa de Shopping Centers SA	74,700	535,402
LEG Immobilien AG	203,881	18,193,225
Lendlease Group unit	305,602	2,966,336
Mitsui Fudosan Co. Ltd.	339,000	8,256,500
Mobimo Holding AG	2,066	468,487
Nexity	18,933	1,020,427
Savills PLC	153,000	1,722,921
Sponda Oyj	88,973	376,778
Sumitomo Realty & Development Co. Ltd.	181,000	5,020,850
TAG Immobilien AG	418,264	5,714,884
Vonovia SE	779,694	26,724,155
Wihlborgs Fastigheter AB	49,629	1,009,079
		137,130,376
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	146,468	2,695,793

TOTAL FINANCIALS		1,307,073,899

HEALTH CARE - 3.1%
Biotechnology - 0.1%
Actelion Ltd.	88,625	14,541,989
CSL Ltd. (a)	17,364	1,451,574
		15,993,563
Health Care Equipment & Supplies - 0.3%
Cochlear Ltd.	15,631	1,363,246
Coloplast A/S Series B	46,163	3,491,733
DiaSorin S.p.A.	11,418	691,111
Essilor International SA	29,584	3,862,767
Fisher & Paykel Healthcare Corp.	198,159	1,401,077
Nihon Kohden Corp.	530,200	15,200,060
Straumann Holding AG	8,709	3,331,587
Sysmex Corp.	8,200	594,310
Terumo Corp.	644,700	26,927,575
Ypsomed Holding AG	3,197	569,285
		57,432,751
Health Care Providers & Services - 0.1%
Estia Health Ltd.	175,977	737,687
Fresenius Medical Care AG & Co. KGaA	5,952	516,917
Japara Healthcare Ltd.	226,972	454,402
Orpea	18,376	1,535,090
Regis Healthcare Ltd.	207,109	734,968
Rhoen-Klinikum AG	10,974	336,758
Ryman Healthcare Group Ltd.	139,426	905,622
Sonic Healthcare Ltd.	573,838	8,876,619
		14,098,063
Health Care Technology - 0.0%
M3, Inc.	98,800	2,821,351
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA	7,761	3,009,394
Gerresheimer AG	18,147	1,444,483
ICON PLC (a)	67,008	4,720,044
Lonza Group AG	52,224	9,015,733
		18,189,654
Pharmaceuticals - 2.5%
Astellas Pharma, Inc.	1,111,400	15,101,736
AstraZeneca PLC sponsored ADR	242,744	7,209,497
Bayer AG	555,182	52,873,685
Daiichi Sankyo Kabushiki Kaisha	209,700	4,845,462
Dainippon Sumitomo Pharma Co. Ltd.	117,000	1,702,821
Eisai Co. Ltd.	22,900	1,412,446
GlaxoSmithKline PLC	1,250,357	26,131,006
GlaxoSmithKline PLC sponsored ADR	155,416	6,584,976
Ipsen SA	16,089	1,014,832
Kyowa Hakko Kirin Co., Ltd.	93,000	1,683,139
Merck KGaA	93,100	9,317,715
Mitsubishi Tanabe Pharma Corp.	82,500	1,379,279
Novartis AG	1,151,218	91,490,156
Novartis AG sponsored ADR	6,200	492,962
Novo Nordisk A/S Series B	164,890	9,227,834
Otsuka Holdings Co. Ltd.	23,200	942,852
Recordati SpA	63,677	1,880,365
Roche Holding AG (participation certificate)	422,046	110,852,940
Sanofi SA	457,287	37,585,476
Santen Pharmaceutical Co. Ltd.	2,104,600	30,767,570
Sawai Pharmaceutical Co. Ltd.	21,200	1,503,638
Shionogi & Co. Ltd.	335,100	18,734,278
Shire PLC	186,809	11,541,863
Shire PLC sponsored ADR	21,700	4,039,672
Takeda Pharmaceutical Co. Ltd.	55,400	2,384,200
Teva Pharmaceutical Industries Ltd. sponsored ADR	437,020	22,668,227
		473,368,627

TOTAL HEALTH CARE		581,904,009

INDUSTRIALS - 4.7%
Aerospace & Defense - 0.2%
Airbus Group NV	54,773	3,408,304
BAE Systems PLC	263,440	1,842,553
Cobham PLC	3,855,966	9,103,205
Meggitt PLC	228,972	1,286,731
QinetiQ Group PLC	234,119	833,813
Safran SA	131,418	9,212,001
Thales SA	64,046	5,548,365
		31,234,972
Air Freight & Logistics - 0.3%
Bollore Group	1,278,600	4,622,139
PostNL NV (a)	2,614,860	11,515,500
Yamato Holdings Co. Ltd.	2,032,300	41,051,159
		57,188,798
Airlines - 0.2%
Air New Zealand Ltd.	211,309	321,686
Dart Group PLC	31,791	298,599
easyJet PLC	35,714	792,965
Japan Airlines Co. Ltd.	943,700	32,210,445
Qantas Airways Ltd.	753,406	1,677,134
Ryanair Holdings PLC sponsored ADR	117,994	10,312,676
		45,613,505
Building Products - 0.2%
Asahi Glass Co. Ltd.	188,000	1,132,037
ASSA ABLOY AB (B Shares)	200,740	4,167,379
Central Glass Co. Ltd.	167,000	819,158
Compagnie de St. Gobain	65,004	2,901,747
Daikin Industries Ltd.	287,500	24,426,916
Geberit AG (Reg.)	23,206	8,871,509
Kingspan Group PLC (Ireland)	84,775	2,382,175
Toto Ltd.	22,100	832,644
		45,533,565
Commercial Services & Supplies - 0.5%
Babcock International Group PLC	165,288	2,482,525
Berendsen PLC	27,901	488,158
Brambles Ltd.	6,153,518	57,149,798
Downer Edi Ltd.	174,619	493,465
Edenred SA	57,508	1,065,372
Gategroup Holding AG	11,817	606,305
Intrum Justitia AB	63,810	2,232,989
ISS Holdings A/S	96,621	3,895,367
Kaba Holding AG (B Shares) (Reg.)	1,689	1,109,574
Regus PLC	203,580	930,858
Secom Co. Ltd.	252,900	19,699,676
		90,154,087
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	68,372	2,255,597
Balfour Beatty PLC (a)	3,717,926	13,343,678
Koninklijke Boskalis Westminster NV	155,700	5,638,949
Taisei Corp.	672,000	4,960,744
VINCI SA	184,386	13,886,158
		40,085,126
Electrical Equipment - 0.8%
ABB Ltd. (Reg.)	356,050	7,413,808
Furukawa Electric Co. Ltd.	479,000	1,147,110
Gamesa Corporacion Tecnologica SA	111,631	2,223,913
Legrand SA	746,793	41,076,492
Nexans SA (a)	50,516	2,599,557
Prysmian SpA	280,900	6,872,829
Schneider Electric SA	1,180,213	76,307,960
Vestas Wind Systems A/S	65,850	4,718,559
		142,360,228
Industrial Conglomerates - 0.3%
Bidvest Group Ltd.	90,304	720,478
CK Hutchison Holdings Ltd.	1,737,240	20,165,241
DCC PLC (United Kingdom)	58,300	5,311,201
Koninklijke Philips Electronics NV	599,706	16,157,524
Siemens AG	116,400	12,539,316
		54,893,760
Machinery - 0.8%
Atlas Copco AB (B Shares)	73,834	1,760,576
Daifuku Co. Ltd.	91,200	1,568,535
Eicher Motors Ltd. (a)	4,657	1,280,189
Fanuc Corp.	55,200	8,407,114
GEA Group AG	586,155	27,173,303
Glory Ltd.	125,500	3,630,226
IMI PLC	1,239,836	18,046,950
JTEKT Corp.	80,900	1,110,452
KION Group AG	9,520	526,814
Komatsu Ltd.	321,200	5,514,125
Kone Oyj (B Shares)	211,478	9,995,586
Kubota Corp.	1,090,400	15,871,072
Makita Corp.	46,000	2,965,484
Mitsubishi Heavy Industries Ltd.	1,366,800	5,502,795
Nordson Corp.	119,755	10,416,290
Schindler Holding AG:
(participation certificate)	107,094	19,835,015
(Reg.)	5,814	1,071,554
Spirax-Sarco Engineering PLC	267,199	13,351,420
Wartsila Corp.	44,929	1,862,137
		149,889,637
Professional Services - 0.3%
Adecco SA (Reg.)	25,735	1,559,893
Experian PLC	686,616	12,987,651
Intertek Group PLC	283,737	12,891,517
Michael Page International PLC	1,726,067	9,924,798
SGS SA (Reg.)	8,736	18,640,901
Temp Holdings Co., Ltd.	96,400	1,526,656
		57,531,416
Road & Rail - 0.3%
Asciano Ltd.	500,400	3,215,194
Aurizon Holdings Ltd.	401,461	1,308,603
DSV de Sammensluttede Vognmaend A/S	91,150	4,157,499
East Japan Railway Co.	405,400	36,780,900
West Japan Railway Co.	23,900	1,485,374
		46,947,570
Trading Companies & Distributors - 0.5%
Brenntag AG	241,988	12,953,519
Bunzl PLC	1,110,509	32,875,813
Kloeckner & Co. AG	134,788	1,661,688
Marubeni Corp.	468,800	2,238,731
Mitsubishi Corp.	704,200	12,405,924
Noble Group Ltd. (a)	14,444,400	3,094,255
Rexel SA	632,700	9,676,118
Sumitomo Corp.	244,600	2,493,388
Wolseley PLC	136,290	7,980,356
		85,379,792
Transportation Infrastructure - 0.1%
Aena SA (a)	111,119	15,003,296
Astm SpA	16,984	222,043
China Merchants Holdings International Co. Ltd.	3,962,840	11,321,307
Macquarie Atlas Roads Group unit	138,287	523,722
		27,070,368

TOTAL INDUSTRIALS		873,882,824

INFORMATION TECHNOLOGY - 4.0%
Communications Equipment - 0.2%
Telefonaktiebolaget LM Ericsson (B Shares)	4,494,811	34,696,757
Electronic Equipment & Components - 0.6%
Alps Electric Co. Ltd.	78,200	1,562,039
China High Precision Automation Group Ltd. (a)	1,073,000	1
Flextronics International Ltd. (a)	887,100	11,044,395
Halma PLC	1,230,850	16,900,011
Hexagon AB (B Shares)	118,574	4,604,305
Hirose Electric Co. Ltd.	122,300	15,063,034
Hitachi Ltd.	9,926,700	45,454,144
Jenoptik AG	30,186	481,126
Keyence Corp.	12,500	7,871,041
Largan Precision Co. Ltd.	52,000	4,340,781
Spectris PLC	331,783	8,063,426
TDK Corp.	19,900	1,152,914
		116,537,217
Internet Software & Services - 0.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	106,803	8,757,846
Baidu.com, Inc. sponsored ADR (a)	169,141	30,198,434
Carsales.com Ltd.	151,150	1,389,579
JUST EAT Ltd. (a)	548,987	3,614,640
Moneysupermarket.com Group PLC	285,016	1,365,139
NAVER Corp.	13,784	8,336,326
NetEase, Inc. sponsored ADR	35,351	6,286,822
Tencent Holdings Ltd.	460,300	10,257,259
United Internet AG	26,986	1,272,801
		71,478,846
IT Services - 0.8%
Amadeus IT Holding SA Class A	1,033,281	47,866,931
Atos Origin SA	27,455	2,537,301
Bechtle AG	5,182	575,422
CANCOM AG	6,335	356,450
Capgemini SA	94,526	9,013,442
Cognizant Technology Solutions Corp. Class A (a)	261,434	16,062,505
Computershare Ltd.	866,391	6,725,217
Fujitsu Ltd.	327,000	1,311,470
IT Holdings Corp.	62,100	1,495,262
Luxoft Holding, Inc. (a)	20,495	1,330,945
MasterCard, Inc. Class A	91,766	8,800,359
Nomura Research Institute Ltd.	864,000	32,444,924
OBIC Co. Ltd.	227,700	12,307,605
SCSK Corp.	51,600	1,937,765
Tata Consultancy Services Ltd.	85,326	3,260,179
		146,025,777
Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices, Inc.	603,557	35,308,085
ARM Holdings PLC	650,574	9,318,716
ARM Holdings PLC sponsored ADR	21,178	912,772
ASM International NV (Netherlands)	113,311	4,574,019
Infineon Technologies AG	988,908	14,808,153
Mellanox Technologies Ltd. (a)	89,117	4,224,146
NVIDIA Corp.	622,642	29,089,834
NXP Semiconductors NV (a)	98,119	9,271,264
ROHM Co. Ltd.	41,300	1,748,564
SK Hynix, Inc.	93,730	2,259,579
SMA Solar Technology AG	26,107	1,438,455
STMicroelectronics NV	197,444	1,186,955
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,178,932	53,863,199
Texas Instruments, Inc.	271,806	16,471,444
		184,475,185
Software - 0.6%
Cadence Design Systems, Inc. (a)	832,054	20,568,375
Check Point Software Technologies Ltd. (a)	106,125	9,017,441
Constellation Software, Inc.	4,156	1,689,212
Dassault Systemes SA	207,851	16,549,353
Micro Focus International PLC	115,739	2,732,378
Sage Group PLC	464,950	4,128,005
SAP AG	606,862	49,149,542
Software AG (Bearer)	7,292	283,159
Square Enix Holdings Co. Ltd.	80,600	2,535,053
Ubisoft Entertainment SA (a)	23,590	870,102
		107,522,620
Technology Hardware, Storage & Peripherals - 0.4%
Fujifilm Holdings Corp.	206,000	8,303,354
Logitech International SA (Reg.)	140,768	2,166,751
NEC Corp.	3,816,700	8,928,390
Neopost SA	150,607	3,636,331
Samsung Electronics Co. Ltd.	45,997	49,918,206
		72,953,032

TOTAL INFORMATION TECHNOLOGY		733,689,434

MATERIALS - 2.3%
Chemicals - 1.6%
Akzo Nobel NV	1,068,405	72,444,898
Arkema SA	106,200	8,713,371
Clariant AG (Reg.)	917,628	16,395,446
Croda International PLC	317,829	13,533,632
CSM NV (exchangeable)	30,065	747,648
Daicel Chemical Industries Ltd.	224,500	2,784,172
Denki Kagaku Kogyo KK	1,568,000	6,831,758
DuluxGroup Ltd.	168,953	786,393
Essentra PLC	151,931	1,826,409
Evonik Industries AG	86,839	2,560,467
Givaudan SA	16,551	31,719,975
HEXPOL AB (B Shares)	151,270	1,525,150
Incitec Pivot Ltd.	168,776	420,841
Johnson Matthey PLC	250,120	10,447,616
Kemira Oyj	44,023	530,967
Koninklijke DSM NV	53,630	3,192,413
Kuraray Co. Ltd.	686,700	9,060,927
LG Chemical Ltd.	16,312	3,713,158
Linde AG	284,565	42,625,720
Mitsubishi Chemical Holdings Corp.	469,200	2,371,236
Nippon Paint Holdings Co. Ltd.	592,000	16,722,237
Nippon Shokubai Co. Ltd.	20,300	1,205,716
Nissan Chemical Industries Co. Ltd.	72,200	2,109,839
Nufarm Ltd.	123,686	700,849
Nuplex Industries Ltd.	189,181	684,799
Orica Ltd.	1,300,420	12,782,348
Potash Corp. of Saskatchewan, Inc.	137,389	2,242,059
Sanyo Chemical Industries Ltd.	42,000	338,440
Symrise AG	425,853	26,719,011
Syngenta AG (Switzerland)	22,171	8,718,156
		304,455,651
Construction Materials - 0.1%
CRH PLC	187,242	5,694,272
Fletcher Building Ltd.	67,731	410,150
HeidelbergCement Finance AG	15,059	1,288,322
James Hardie Industries PLC CDI	202,652	3,087,519
Lafargeholcim Ltd. (Reg.)	46,282	2,081,293
		12,561,556
Containers & Packaging - 0.1%
Billerud AB	78,284	1,198,471
Huhtamaki Oyj	31,830	1,330,566
Smurfit Kappa Group PLC	368,608	10,056,429
Toyo Seikan Group Holdings Ltd.	78,600	1,647,778
		14,233,244
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd. (Canada)	8,067	362,088
Alamos Gold, Inc.	47,400	303,265
Anglo American PLC (United Kingdom)	158,560	1,378,132
Asahi Holdings, Inc.	51,900	727,545
Barrick Gold Corp.	347,872	5,814,889
BHP Billiton Ltd.	253,324	3,416,038
BHP Billiton Ltd. sponsored ADR	99,558	2,685,079
BHP Billiton PLC	1,042,287	12,284,195
BHP Billiton PLC ADR	251,400	6,018,516
BlueScope Steel Ltd.	270,280	1,222,859
Evolution Mining Ltd.	348,705	511,614
First Quantum Minerals Ltd.	114,500	750,906
Fortescue Metals Group Ltd.	193,356	416,449
Glencore Xstrata PLC	1,165,188	2,212,444
Goldcorp, Inc.	142,698	2,399,429
Iluka Resources Ltd.	1,145,997	5,342,337
Kinross Gold Corp. (a)	323,161	1,384,958
MMC Norilsk Nickel PJSC sponsored ADR	242,234	3,415,499
New Gold, Inc. (a)	257,004	983,841
Newcrest Mining Ltd. (a)	56,827	783,238
Northern Star Resources Ltd.	195,139	607,868
OZ Minerals Ltd.	98,232	387,645
Pan American Silver Corp.	53,335	754,157
Randgold Resources Ltd. sponsored ADR	4,388	369,952
Rio Tinto Ltd.	234,409	7,571,340
Rio Tinto PLC	544,900	15,185,124
Rio Tinto PLC sponsored ADR	100,100	2,806,804
Salzgitter AG	50,360	1,607,588
Sandfire Resources NL	222,792	895,287
Sims Metal Management Ltd.	175,147	1,034,220
South32 Ltd. (a)	5,475,500	6,173,571
Teck Resources Ltd. Class B (sub. vtg.)	312,617	3,006,139
Yamato Kogyo Co. Ltd.	63,200	1,493,550
		94,306,566
Paper & Forest Products - 0.0%
M-real OYJ (B Shares)	76,604	427,872
Stora Enso Oyj (R Shares)	200,039	1,714,928
UPM-Kymmene Corp.	206,130	3,965,471
		6,108,271

TOTAL MATERIALS		431,665,288

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.5%
Belgacom SA	62,815	2,040,820
BT Group PLC	1,680,394	10,747,520
BT Group PLC sponsored ADR	48,753	1,582,035
Com Hem Holding AB	48,944	423,643
Deutsche Telekom AG	452,087	7,982,842
Elisa Corp. (A Shares)	59,649	2,272,456
Hellenic Telecommunications Organization SA	470,649	4,770,612
Iliad SA	11,268	2,469,229
Inmarsat PLC	174,829	1,821,872
KT Corp. sponsored ADR	77,732	1,126,337
Nippon Telegraph & Telephone Corp.	347,200	15,195,264
Nippon Telegraph & Telephone Corp. sponsored ADR	79,288	3,471,229
Orange SA	301,069	5,238,660
Singapore Telecommunications Ltd.	2,457,700	6,906,760
Spark New Zealand Ltd.	413,845	1,036,028
Sunrise Communications Group AG	6,807	408,831
Swisscom AG	5,404	2,574,783
TDC A/S	2,398,923	12,007,714
Telenor ASA	109,954	1,827,384
TPG Telecom Ltd.	259,265	2,308,568
		86,212,587
Wireless Telecommunication Services - 1.8%
China Mobile Ltd.	3,236,017	36,846,994
KDDI Corp.	4,638,200	134,557,358
NTT DOCOMO, Inc.	522,600	13,056,426
SK Telecom Co. Ltd.	220,050	41,247,897
SoftBank Corp.	578,900	32,252,906
Turkcell Iletisim Hizmet A/S (a)	260,676	952,654
Vodafone Group PLC	21,107,452	70,493,094
Vodafone Group PLC sponsored ADR	116,059	3,944,845
		333,352,174

TOTAL TELECOMMUNICATION SERVICES		419,564,761

UTILITIES - 1.3%
Electric Utilities - 0.5%
Chubu Electric Power Co., Inc.	117,100	1,593,610
Chugoku Electric Power Co., Inc.	66,200	825,710
CLP Holdings Ltd.	377,700	3,562,772
Contact Energy Ltd.	274,745	1,001,960
EDF SA	194,090	2,586,052
Enel SpA	4,606,004	20,885,230
Fortum Corp.	214,462	3,216,613
Iberdrola SA	1,211,432	8,216,797
Infratil Ltd.	204,197	466,289
Korea Electric Power Corp.	13,942	735,879
Korea Electric Power Corp. sponsored ADR	104,391	2,756,966
Mighty River Power Ltd.	236,612	475,472
Power Assets Holdings Ltd.	254,500	2,467,789
Scottish & Southern Energy PLC	1,762,424	39,056,342
Tohoku Electric Power Co., Inc.	72,900	936,185
Tokyo Electric Power Co., Inc. (a)	13,700	64,064
		88,847,730
Gas Utilities - 0.2%
APA Group unit	1,316,296	8,343,365
China Resource Gas Group Ltd.	2,980,000	8,340,894
ENN Energy Holdings Ltd.	488,000	2,420,925
Gas Natural SDG SA	101,203	2,003,217
Osaka Gas Co. Ltd.	270,000	1,008,177
Rubis	18,207	1,379,976
Snam Rete Gas SpA	1,176,709	6,736,170
Tokyo Gas Co. Ltd.	382,000	1,535,829
		31,768,553
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co. Ltd.	143,300	3,692,422
Meridian Energy Ltd.	196,168	355,709
		4,048,131
Multi-Utilities - 0.5%
AGL Energy Ltd.	162,730	2,186,428
E.ON AG	358,021	3,521,201
Engie	3,507,080	54,025,302
Hera SpA	233,858	676,525
National Grid PLC	1,192,510	17,385,857
National Grid PLC sponsored ADR	45,411	3,351,786
Veolia Environnement SA	768,306	17,250,988
		98,398,087
Water Utilities - 0.1%
Guangdong Investment Ltd.	7,709,200	10,873,189

TOTAL UTILITIES		233,935,690

TOTAL COMMON STOCKS
(Cost $5,859,399,095)		6,476,476,078

Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Hyundai Motor Co.	81,300	6,767,545
Porsche Automobil Holding SE (Germany)	90,222	4,968,079
Volkswagen AG	356,949	53,358,353
		65,093,977
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
Ambev SA sponsored ADR	2,857,916	15,032,638
Household Products - 0.2%
Henkel AG & Co. KGaA	318,086	37,072,951

TOTAL CONSUMER STAPLES		52,105,589

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras sponsored ADR (a)	284,242	1,600,282
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Grifols SA Class B	49,409	809,279
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $125,039,920)		119,609,127

Equity Funds - 59.9%
Diversified Emerging Markets Funds - 0.0%
Matthews Pacific Tiger Fund Investor Class	18,350	437,097
Europe Stock Funds - 6.4%
Henderson European Focus Fund Class A	38	1,227
iShares Europe ETF	5,929,825	237,015,105
iShares MSCI Italy Capped ETF	14,736,400	179,047,260
iShares MSCI Spain Capped ETF	5,149,100	143,865,854
Vanguard FTSE European ETF	6,941,228	344,423,733
WisdomTree Europe Hedged Equity ETF	5,413,450	290,052,651

TOTAL EUROPE STOCK FUNDS		1,194,405,830

Foreign Large Blend Funds - 34.6%
Artisan International Value Fund Investor Class	25,369,538	825,778,474
Dodge & Cox International Stock Fund	62	2,224
Fidelity International Discovery Fund (b)	34,156,969	1,314,018,589
Fidelity Overseas Fund (b)	14,531,684	598,269,446
Harbor International Fund Institutional Class	18,846,772	1,140,795,088
Henderson International Opportunities Fund Class IF (a)	24,001,312	615,393,632
Litman Gregory Masters International Fund Investor Class	11,210,649	171,410,817
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class A	59,634,326	890,936,828
Oakmark International Fund Class I	41,912,671	859,209,746
T. Rowe Price Overseas Stock Fund I Class	254	2,290

TOTAL FOREIGN LARGE BLEND FUNDS		6,415,817,134

Foreign Large Growth Funds - 8.0%
American EuroPacific Growth Fund Class F-1	1,016,396	45,534,537
Fidelity Canada Fund (b)	244,167	11,329,359
Fidelity Diversified International Fund (b)	26,587,948	922,601,795
Fidelity International Capital Appreciation Fund (b)	3,350,247	57,188,722
Invesco International Growth Fund R5 Class	684	21,869
Oppenheimer International Growth Fund Class I	9,849,941	357,454,352
Thornburg International Value Fund Class I	4,065,929	97,948,218

TOTAL FOREIGN LARGE GROWTH FUNDS		1,492,078,852

Foreign Large Value Funds - 1.5%
Pear Tree Polaris Foreign Value Fund Institutional Shares	15,628,165	269,898,406
Foreign Small Mid Blend Funds - 2.0%
Franklin International Small Cap Growth Fund Class A	65	1,227
iShares MSCI EAFE Small-Cap ETF	7,266,914	372,647,350

TOTAL FOREIGN SMALL MID BLEND FUNDS		372,648,577

Foreign Small Mid Growth Funds - 0.2%
MFS International New Discovery Fund Class A	57	1,602
Thornburg International Growth Fund Class I	1,625,855	31,021,317
Wasatch International Growth Fund Investor Class (a)	69	2,079

TOTAL FOREIGN SMALL MID GROWTH FUNDS		31,024,998

Sector Funds - 1.1%
RS Global Natural Resources Fund Class A (a)	68	1,413
SPDR DJ International Real Estate ETF	2,013,460	84,001,551
Voya International Real Estate Fund Class A	13,711,929	119,842,259

TOTAL SECTOR FUNDS		203,845,223

Other - 6.1%
Fidelity Japan Fund (b)	9,287,605	107,736,222
Fidelity Japan Smaller Companies Fund (b)	5,956,222	84,995,294
iShares MSCI Australia ETF	9,767,617	189,980,151
iShares MSCI Japan ETF	62,432,590	735,455,910
WisdomTree Japan Hedged Equity ETF	470,295	20,641,248

TOTAL OTHER		1,138,808,825

TOTAL EQUITY FUNDS
(Cost $10,100,403,138)		11,118,964,942
	Principal Amount

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.22% to 0.35% 7/7/16 to 8/25/16 (c)
(Cost $36,855,094)	$36,865,000	$36,855,373
	Shares	Value

Money Market Funds - 4.2%
SSgA U.S. Treasury Money Market Fund Class N, 0.03% (d)
(Cost $780,864,744)	780,864,744	780,864,744
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $16,902,561,991)		18,532,770,264
NET OTHER ASSETS (LIABILITIES) - 0.2%		28,777,610
NET ASSETS - 100%		$18,561,547,874

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
6,852 CME Nikkei 225 Index Contracts (United States)	June 2016	585,332,100	$2,530,564
209 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2016	17,352,225	357,547
TOTAL FUTURES CONTRACTS			$2,888,111

The face value of futures purchased as a percentage of Net Assets is 3.3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $36,855,373.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Canada Fund	$11,191,771	$--	$1,056,876	$--	$11,329,359
Fidelity Diversified International Fund	916,452,153	--	66,132,042	--	922,601,795
Fidelity International Capital Appreciation Fund	63,780,385	--	12,594,459	--	57,188,722
Fidelity International Discovery Fund	1,266,891,702	--	50,198,064	--	1,314,018,589
Fidelity Japan Fund	111,427,453	--	12,594,459	--	107,736,222
Fidelity Japan Smaller Companies Fund	79,753,819	--	--	--	84,995,294
Fidelity Overseas Fund	576,479,171	--	33,066,021	--	598,269,446
Total	$3,025,976,454	$--	$175,641,921	$--	$3,096,139,427

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$649,646,834	$303,451,380	$346,195,454	$--
Consumer Staples	1,072,742,007	362,323,677	710,418,330	--
Energy	291,171,180	92,228,011	198,943,169	--
Financials	1,307,073,899	740,837,538	566,236,361	--
Health Care	582,713,288	101,863,489	480,849,799	--
Industrials	873,882,824	578,706,761	295,176,063	--
Information Technology	733,689,434	472,156,492	261,532,941	1
Materials	431,665,288	222,811,274	208,854,014	--
Telecommunication Services	419,564,761	57,148,604	362,416,157	--
Utilities	233,935,690	142,695,184	91,240,506	--
Equity Funds	11,118,964,942	11,118,964,942	--	--
Other Short-Term Investments	36,855,373	--	36,855,373	--
Money Market Funds	780,864,744	780,864,744	--	--
Total Investments in Securities:	$18,532,770,264	$14,974,052,096	$3,558,718,167	$1
Derivative Instruments:
Assets
Futures Contracts	$2,888,111	$2,888,111	$--	$--
Total Assets	$2,888,111	$2,888,111	$--	$--
Total Derivative Instruments:	$2,888,111	$2,888,111	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$231,262,545
Level 2 to Level 1	$220,529,778

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $16,955,781,877. Net unrealized appreciation aggregated $1,576,988,387, of which $2,402,828,602 related to appreciated investment securities and $825,840,215 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Income Opportunities Fund of Funds

May 31, 2016

ODF-QTLY-0716
1.941265.103

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 99.9%
	Shares	Value
High Yield Fixed-Income Funds - 99.9%
BlackRock High Yield Bond Fund Institutional Class	167,721	$1,232,751
Fidelity Capital & Income Fund (a)	121,001	1,124,103
Hotchkis & Wiley High Yield Fund Class I	110,074	1,255,943
MainStay High Yield Corporate Bond Fund Class I	227,955	1,256,030
T. Rowe Price High Yield Fund I Class	239,993	1,538,356

TOTAL HIGH YIELD FIXED-INCOME FUNDS		6,407,183

TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $6,601,493)		6,407,183
NET OTHER ASSETS (LIABILITIES) - 0.1%		7,390
NET ASSETS - 100%		$6,414,573

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Capital & Income Fund	$1,053,814	$11,515	$--	$11,515	$1,124,103
Total	$1,053,814	$11,515	$--	$11,515	$1,124,103

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $6,612,195. Net unrealized depreciation aggregated $205,012, of which $149,857 related to appreciated investment securities and $354,869 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Income Opportunities Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

May 31, 2016

SRQ-QTLY-0716
1.912886.105

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 99.9%
	Shares	Value
High Yield Fixed-Income Funds - 99.9%
Artisan High Income Fund Investor Shares	4,233,377	$40,174,747
BlackRock High Yield Bond Portfolio Investor A Class	63,558,101	467,152,041
Eaton Vance Income Fund of Boston Class A	58,312,929	325,386,142
Fidelity Advisor High Income Advantage Fund Class I (a)	29,850,089	287,157,855
Fidelity Advisor High Income Fund Class I (a)	2,975,000	22,223,249
Fidelity Capital & Income Fund (a)	76,970,514	715,056,071
Fidelity High Income Fund (a)	30,060,011	250,399,893
Hotchkis and Wiley High Yield Fund Class A	38,549,581	437,152,252
Janus High-Yield Fund Class T	54,377,076	443,716,937
MainStay High Yield Corporate Bond Fund Class A	45,388,315	250,089,618
T. Rowe Price High Yield Fund I Class	119,253,132	764,412,580
Third Avenue Focused Credit Fund Investor Class	7,014,286	33,507,246

TOTAL HIGH YIELD FIXED-INCOME FUNDS		4,036,428,631

TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $4,192,163,081)		4,036,428,631
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,231,119
NET ASSETS - 100%		$4,039,659,750

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Class I	$267,237,354	$3,250,777	$5,207,831	$3,250,993	$287,157,855
Fidelity Advisor High Income Fund Class I	25,849,395	--	5,207,798	347,736	22,223,249
Fidelity Capital & Income Fund	673,754,104	8,971,771	5,207,830	7,348,773	715,056,071
Fidelity High Income Fund	253,601,089	3,630,933	26,039,184	3,631,683	250,399,893
Total	$1,220,441,942	$15,853,481	$41,662,643	$14,579,185	$1,274,837,068

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Fixed-Income Funds	$4,036,428,631	$4,002,921,385	$--	$33,507,246
Total Investments in Securities:	$4,036,428,631	$4,002,921,385	$--	$33,507,246

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $4,199,499,332. Net unrealized depreciation aggregated $163,070,701, of which $87,112,088 related to appreciated investment securities and $250,182,789 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Small-Mid Cap Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

May 31, 2016

SMC-QTLY-0716
1.912862.105

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 77.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.4%
BorgWarner, Inc.	96,838	$3,295,397
Cooper Tire & Rubber Co.	64,847	2,083,534
Dana Holding Corp.	305,716	3,674,706
Delphi Automotive PLC	13,115	891,295
Gentex Corp.	325,197	5,391,766
The Goodyear Tire & Rubber Co.	139,304	3,896,333
Visteon Corp.	132,708	9,950,446
		29,183,477
Automobiles - 0.2%
Harley-Davidson, Inc.	238,842	11,079,880
Distributors - 0.6%
Genuine Parts Co.	67,600	6,551,792
LKQ Corp. (a)	472,796	15,635,364
Pool Corp.	228,166	20,893,161
		43,080,317
Diversified Consumer Services - 0.9%
2U, Inc. (a)	325,137	9,051,814
Bright Horizons Family Solutions, Inc. (a)	71,015	4,601,062
Grand Canyon Education, Inc. (a)	257,640	10,759,046
H&R Block, Inc.	342,917	7,324,707
Houghton Mifflin Harcourt Co. (a)	409,358	7,040,958
LifeLock, Inc. (a)	416,132	5,438,845
ServiceMaster Global Holdings, Inc. (a)	535,809	20,489,336
		64,705,768
Hotels, Restaurants & Leisure - 2.5%
BJ's Restaurants, Inc. (a)	107,535	4,817,568
Bravo Brio Restaurant Group, Inc. (a)	231,944	1,721,024
Brinker International, Inc.	200,747	9,027,593
Buffalo Wild Wings, Inc. (a)	18,753	2,726,499
Carrols Restaurant Group, Inc. (a)	260,603	3,158,508
Dave & Buster's Entertainment, Inc. (a)	220,464	8,604,710
Domino's Pizza, Inc.	57,364	6,934,160
Dunkin' Brands Group, Inc.	312,658	13,534,965
El Pollo Loco Holdings, Inc. (a)	87,192	970,447
Fiesta Restaurant Group, Inc. (a)	110,993	2,789,254
Hyatt Hotels Corp. Class A (a)	195,373	8,969,574
Interval Leisure Group, Inc.	12,998	186,651
Jack in the Box, Inc.	172,150	14,667,180
Kona Grill, Inc. (a)	120,465	1,519,064
Marriott Vacations Worldwide Corp.	106,929	6,479,897
MGM Mirage, Inc. (a)	683,052	15,607,738
Norwegian Cruise Line Holdings Ltd. (a)	55,634	2,581,974
Panera Bread Co. Class A (a)	41,481	9,090,561
Papa John's International, Inc.	86,335	5,468,459
Penn National Gaming, Inc. (a)	315,923	4,950,513
Popeyes Louisiana Kitchen, Inc. (a)	77,371	4,496,803
Six Flags Entertainment Corp.	88,360	5,097,488
Sonic Corp.	176,927	5,270,655
Starwood Hotels & Resorts Worldwide, Inc.	30,162	2,214,796
Texas Roadhouse, Inc. Class A	236,870	10,614,145
The Cheesecake Factory, Inc.	99,802	4,977,126
Vail Resorts, Inc.	82,447	10,821,169
Wendy's Co.	220,580	2,267,562
Wyndham Worldwide Corp.	52,467	3,535,751
Zoe's Kitchen, Inc. (a)	96,978	3,580,428
		176,682,262
Household Durables - 1.0%
CalAtlantic Group, Inc.	120,732	4,465,877
D.R. Horton, Inc.	285,950	8,738,632
Ethan Allen Interiors, Inc.	174,925	5,907,217
Helen of Troy Ltd. (a)	33,597	3,454,780
iRobot Corp. (a)	209,752	8,075,452
KB Home	547,210	7,628,107
Newell Brands, Inc.	401,990	19,170,903
Tempur Sealy International, Inc. (a)	56,070	3,264,395
Toll Brothers, Inc. (a)	222,750	6,493,163
TopBuild Corp. (a)	122,003	4,409,188
		71,607,714
Internet & Catalog Retail - 0.2%
1-800-FLOWERS.com, Inc. Class A (a)	145,903	1,175,978
Expedia, Inc.	33,257	3,699,509
Groupon, Inc. Class A (a)	818,726	2,898,290
Shutterfly, Inc. (a)	120,926	5,840,726
		13,614,503
Leisure Products - 0.6%
Brunswick Corp.	343,422	16,439,611
Hasbro, Inc.	64,671	5,645,132
Polaris Industries, Inc.	205,824	17,499,156
		39,583,899
Media - 1.8%
AMC Networks, Inc. Class A (a)	67,391	4,308,981
Cinemark Holdings, Inc.	162,326	5,872,955
Discovery Communications, Inc. Class A (a)	206,600	5,753,810
E.W. Scripps Co. Class A (a)	524,300	8,839,698
Gray Television, Inc. (a)	458,625	5,420,948
IMAX Corp. (a)	394,843	13,164,066
Media General, Inc. (a)	183,029	3,265,237
National CineMedia, Inc.	803,689	11,733,859
News Corp. Class A	416,492	4,981,244
Nexstar Broadcasting Group, Inc. Class A	145,864	7,762,882
Omnicom Group, Inc.	30,400	2,533,232
Scholastic Corp.	184,279	7,196,095
Sinclair Broadcast Group, Inc. Class A	461,664	14,602,432
Tegna, Inc.	605,385	13,899,640
Tribune Media Co. Class A	319,074	12,842,729
		122,177,808
Multiline Retail - 0.1%
Nordstrom, Inc.	114,000	4,329,720
Specialty Retail - 2.4%
Aarons, Inc. Class A	126,294	3,169,979
Advance Auto Parts, Inc.	13,115	2,017,612
Cabela's, Inc. Class A (a)	34,787	1,689,257
Chico's FAS, Inc.	498,322	5,406,794
CST Brands, Inc.	493,342	18,712,462
Destination XL Group, Inc. (a)	631,713	2,956,417
Dick's Sporting Goods, Inc.	76,474	3,280,735
DSW, Inc. Class A	356,850	7,550,946
Express, Inc. (a)	150,900	2,194,086
Five Below, Inc. (a)	352,674	14,762,934
GNC Holdings, Inc.	102,700	2,675,335
Hibbett Sports, Inc. (a)	194,869	6,730,775
Lithia Motors, Inc. Class A (sub. vtg.)	288,074	23,720,013
Monro Muffler Brake, Inc.	56,450	3,553,528
New York & Co., Inc. (a)	151,000	265,760
Office Depot, Inc. (a)	436,027	1,560,977
Outerwall, Inc.	150,108	6,191,955
Pier 1 Imports, Inc.	347,453	1,945,737
Rent-A-Center, Inc.	76,748	1,010,771
Restoration Hardware Holdings, Inc. (a)	18,458	613,913
Ross Stores, Inc.	52,800	2,819,520
Sally Beauty Holdings, Inc. (a)	657,007	18,869,241
Select Comfort Corp. (a)	230,485	5,167,474
Staples, Inc.	1,061,179	9,338,375
The Container Store Group, Inc. (a)	209,755	1,128,482
Tractor Supply Co.	41,524	3,990,456
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	48,553	11,313,335
Williams-Sonoma, Inc.	124,318	6,593,827
		169,230,696
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	197,119	19,818,344
Crocs, Inc. (a)	711,338	6,999,566
Deckers Outdoor Corp. (a)	37,500	1,972,125
G-III Apparel Group Ltd. (a)	298,249	11,667,501
lululemon athletica, Inc. (a)	22,068	1,435,082
PVH Corp.	215,031	20,169,908
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	119,086	3,711,911
Steven Madden Ltd. (a)	155,257	5,326,868
Tumi Holdings, Inc. (a)	120,997	3,246,350
Wolverine World Wide, Inc.	482,415	8,784,777
		83,132,432

TOTAL CONSUMER DISCRETIONARY		828,408,476

CONSUMER STAPLES - 1.6%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	38,415	5,969,691
Food & Staples Retailing - 0.3%
Casey's General Stores, Inc.	60,099	7,224,501
Manitowoc Foodservice, Inc. (a)	347,693	5,726,504
Performance Food Group Co.	189,590	4,707,520
Sprouts Farmers Market LLC (a)	92,292	2,285,150
		19,943,675
Food Products - 0.8%
B&G Foods, Inc. Class A	138,855	5,969,376
Blue Buffalo Pet Products, Inc. (a)	45,511	1,176,004
Cal-Maine Foods, Inc.	131,479	5,850,816
Ingredion, Inc.	51,150	6,005,522
Lancaster Colony Corp.	62,892	7,624,397
Pinnacle Foods, Inc.	634,628	26,736,878
Snyders-Lance, Inc.	89,539	2,767,650
		56,130,643
Household Products - 0.3%
Energizer Holdings, Inc.	30,115	1,425,343
Spectrum Brands Holdings, Inc.	180,995	21,098,587
		22,523,930
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	41,115	3,265,764
Elizabeth Arden, Inc. (a)	128,900	1,183,302
		4,449,066

TOTAL CONSUMER STAPLES		109,017,005

ENERGY - 2.7%
Energy Equipment & Services - 1.0%
Dril-Quip, Inc. (a)	207,165	12,643,280
FMC Technologies, Inc. (a)	36,980	1,006,965
Helmerich & Payne, Inc.	27,408	1,675,999
ION Geophysical Corp. (a)	27,966	194,923
McDermott International, Inc. (a)	192,900	916,275
Nabors Industries Ltd.	720,332	6,771,121
Oceaneering International, Inc.	177,215	5,858,728
Patterson-UTI Energy, Inc.	825,193	15,356,842
Precision Drilling Corp.	1,882,167	8,855,737
RigNet, Inc. (a)	384,855	4,783,748
Superior Energy Services, Inc.	513,045	8,844,896
TETRA Technologies, Inc. (a)	335,400	1,834,638
U.S. Silica Holdings, Inc.	96,759	2,760,534
		71,503,686
Oil, Gas & Consumable Fuels - 1.7%
Abraxas Petroleum Corp. (a)	1,604,517	1,813,104
Canacol Energy Ltd. (a)	500,319	1,449,813
Carrizo Oil & Gas, Inc. (a)	287,841	11,081,879
Cheniere Energy Partners LP Holdings LLC	229,443	4,577,388
Cheniere Energy, Inc. (a)	160,134	5,145,105
Cimarex Energy Co.	80,930	9,410,540
Concho Resources, Inc. (a)	20,204	2,451,553
Devon Energy Corp.	200,996	7,253,946
Diamondback Energy, Inc.	27,955	2,542,507
Energen Corp.	448,889	21,376,094
Euronav NV	82,481	852,199
Laredo Petroleum, Inc. (a)	455,292	5,513,586
Memorial Resource Development Corp. (a)	637,129	10,066,638
Navios Maritime Acquisition Corp.	75,577	140,573
Newfield Exploration Co. (a)	244,544	9,970,059
Parsley Energy, Inc. Class A (a)	210,242	5,481,009
PBF Energy, Inc. Class A	148,416	3,913,730
PDC Energy, Inc. (a)	19,480	1,130,814
Pioneer Natural Resources Co.	37,980	6,088,954
Scorpio Tankers, Inc.	487,765	2,868,058
Valero Energy Corp.	60,300	3,298,410
		116,425,959

TOTAL ENERGY		187,929,645

FINANCIALS - 15.2%
Banks - 4.5%
Associated Banc-Corp.	406,053	7,589,131
Banc of California, Inc.	506,520	10,160,791
Bank of the Ozarks, Inc.	76,755	2,986,537
BankUnited, Inc.	774,168	25,624,961
Cathay General Bancorp	170,679	5,260,327
Columbia Banking Systems, Inc.	132,806	4,046,599
Comerica, Inc.	63,700	3,000,270
Commerce Bancshares, Inc.	103,000	5,039,790
Cullen/Frost Bankers, Inc.	177,140	11,850,666
East West Bancorp, Inc.	365,690	14,115,634
First Horizon National Corp.	364,293	5,304,106
First Niagara Financial Group, Inc.	123,550	1,349,166
First Republic Bank	351,010	25,416,634
Great Western Bancorp, Inc.	545,531	18,558,965
Hancock Holding Co.	362,387	9,962,019
Home Bancshares, Inc.	112,298	4,935,497
Huntington Bancshares, Inc.	454,500	4,749,525
IBERIABANK Corp.	7,952	493,024
Investors Bancorp, Inc.	828,607	9,918,426
KeyCorp	1,373,585	17,609,360
MB Financial, Inc.	144,192	5,212,541
Opus Bank	104,020	3,917,393
PacWest Bancorp	192,857	8,038,280
Pinnacle Financial Partners, Inc.	135,793	6,678,300
PrivateBancorp, Inc.	257,603	11,424,693
Regions Financial Corp.	719,204	7,069,775
Signature Bank (a)	32,960	4,449,600
Sterling Bancorp	638,200	10,504,772
SVB Financial Group (a)	324,348	35,743,150
Talmer Bancorp, Inc. Class A	152,107	3,033,014
TCF Financial Corp.	243,200	3,494,784
Texas Capital Bancshares, Inc. (a)	62,840	3,219,922
Umpqua Holdings Corp.	484,360	7,744,916
United Community Bank, Inc.	694,590	13,982,097
Western Alliance Bancorp. (a)	125,384	4,726,977
		317,211,642
Capital Markets - 2.8%
Affiliated Managers Group, Inc. (a)	47,816	8,297,032
Ares Capital Corp.	247,236	3,668,982
E*TRADE Financial Corp. (a)	1,561,484	43,549,789
Eaton Vance Corp. (non-vtg.)	151,906	5,523,302
Financial Engines, Inc.	222,856	6,159,740
Greenhill & Co., Inc.	119,531	2,464,729
HFF, Inc.	193,400	6,227,480
Invesco Ltd.	544,925	17,110,645
Janus Capital Group, Inc.	621,474	9,433,975
Lazard Ltd. Class A	737,268	25,937,088
LPL Financial	336,223	9,377,259
Oaktree Capital Group LLC Class A	136,512	6,254,980
Raymond James Financial, Inc.	333,523	18,700,635
SEI Investments Co.	74,968	3,856,354
Stifel Financial Corp. (a)	239,739	9,057,339
T. Rowe Price Group, Inc.	102,357	7,887,630
Waddell & Reed Financial, Inc. Class A	60,178	1,286,004
WisdomTree Investments, Inc.	1,033,025	12,809,510
		197,602,473
Consumer Finance - 0.4%
Discover Financial Services	139,980	7,952,264
Encore Capital Group, Inc. (a)	49,060	1,319,223
Navient Corp.	93,749	1,285,299
SLM Corp. (a)	2,362,149	16,227,964
Synchrony Financial (a)	37,402	1,166,942
		27,951,692
Diversified Financial Services - 1.2%
Bats Global Markets, Inc.	95,372	2,651,342
CF Corp. unit	138,681	1,385,423
FactSet Research Systems, Inc.	37,028	5,890,044
IntercontinentalExchange, Inc.	23,746	6,438,016
Leucadia National Corp.	875,560	15,847,636
MarketAxess Holdings, Inc.	53,151	7,437,951
Morningstar, Inc.	82,785	6,989,538
Voya Financial, Inc.	1,112,821	36,567,298
		83,207,248
Insurance - 2.1%
Allied World Assurance Co. Holdings AG	446,199	16,545,059
American Equity Investment Life Holding Co.	404,611	6,558,744
American Financial Group, Inc.	65,147	4,773,972
AmTrust Financial Services, Inc.	305,492	8,101,648
Assurant, Inc.	113,923	9,955,731
Assured Guaranty Ltd.	22,787	612,742
Cincinnati Financial Corp.	127,102	8,782,748
Endurance Specialty Holdings Ltd.	172,365	11,707,031
FNF Group	635,635	22,215,443
FNFV Group (a)	305,707	3,674,598
Primerica, Inc.	137,465	7,713,161
ProAssurance Corp.	136,714	7,176,118
Reinsurance Group of America, Inc.	56,640	5,615,290
RLI Corp.	72,333	4,781,935
Torchmark Corp.	101,408	6,249,775
Unum Group	117,381	4,333,707
Validus Holdings Ltd.	101,543	4,944,129
White Mountains Insurance Group Ltd.	6,747	5,433,899
Willis Group Holdings PLC	31,816	4,073,084
		143,248,814
Real Estate Investment Trusts - 3.2%
Alexandria Real Estate Equities, Inc.	179,220	17,366,418
Ashford Hospitality Trust, Inc.	265,327	1,334,595
Chambers Street Properties	295,370	2,637,654
Chesapeake Lodging Trust	87,545	2,087,073
Communications Sales & Leasing, Inc.	92,900	2,320,642
Corporate Office Properties Trust (SBI)	192,319	5,198,383
Corrections Corp. of America	161,706	5,433,322
Cousins Properties, Inc.	564,640	6,064,234
CubeSmart	169,971	5,411,877
Duke Realty LP	174,444	4,129,089
DuPont Fabros Technology, Inc.	162,875	6,891,241
EastGroup Properties, Inc.	118,757	7,604,011
EPR Properties	67,550	4,814,964
Essex Property Trust, Inc.	16,600	3,772,018
Extra Space Storage, Inc.	177,870	16,536,574
Hersha Hospitality Trust	202,367	3,585,943
Kite Realty Group Trust	148,492	3,989,980
Liberty Property Trust (SBI)	232,435	8,674,474
Medical Properties Trust, Inc.	487,473	7,165,853
Mid-America Apartment Communities, Inc.	123,031	12,670,963
National Retail Properties, Inc.	325,347	14,747,980
National Storage Affiliates Trust	213,069	4,442,489
Physicians Realty Trust	621,845	11,808,837
Prologis, Inc.	63,239	3,005,750
RLJ Lodging Trust	329,540	6,752,275
Ryman Hospitality Properties, Inc.	229,071	11,238,223
SL Green Realty Corp.	173,965	17,633,092
Stag Industrial, Inc.	187,581	4,004,854
Sunstone Hotel Investors, Inc.	779,410	9,384,096
Taubman Centers, Inc.	55,779	3,824,766
Weyerhaeuser Co.	198,016	6,237,504
		220,769,174
Real Estate Management & Development - 0.8%
Alexander & Baldwin, Inc.	423,800	15,960,308
CBRE Group, Inc. (a)	717,570	21,419,465
Jones Lang LaSalle, Inc.	46,518	5,482,611
Kennedy-Wilson Holdings, Inc.	406,535	8,667,326
Realogy Holdings Corp. (a)	189,593	6,218,650
		57,748,360
Thrifts & Mortgage Finance - 0.2%
Lendingtree, Inc. (a)	46,016	3,830,832
Washington Federal, Inc.	360,845	9,017,517
		12,848,349

TOTAL FINANCIALS		1,060,587,752

HEALTH CARE - 11.0%
Biotechnology - 1.2%
ACADIA Pharmaceuticals, Inc. (a)	86,849	3,077,060
Agios Pharmaceuticals, Inc. (a)	16,758	937,610
Alder Biopharmaceuticals, Inc. (a)	42,743	1,285,282
Alnylam Pharmaceuticals, Inc. (a)	44,364	3,181,786
Anacor Pharmaceuticals, Inc. (a)	55,758	5,536,769
Atara Biotherapeutics, Inc. (a)	149,106	2,700,310
bluebird bio, Inc. (a)	92,165	4,170,466
Cepheid, Inc. (a)	104,625	2,930,546
DBV Technologies SA sponsored ADR (a)	104,867	3,516,191
Dyax Corp. rights 12/31/19 (a)	105,841	251,902
Exelixis, Inc. (a)	592,031	3,842,281
Halozyme Therapeutics, Inc. (a)	196,352	1,975,301
Juno Therapeutics, Inc. (a)	63,671	2,765,232
Ligand Pharmaceuticals, Inc. Class B (a)	67,002	8,012,769
Momenta Pharmaceuticals, Inc. (a)	325,871	3,838,760
Myriad Genetics, Inc. (a)	130,938	4,437,489
Natera, Inc. (a)	168,527	2,323,987
Neurocrine Biosciences, Inc. (a)	202,416	10,049,954
OvaScience, Inc. (a)	486,964	3,598,664
Repligen Corp. (a)	140,379	3,363,481
Sage Therapeutics, Inc. (a)	34,206	1,125,719
Seres Therapeutics, Inc.	53,661	1,632,904
Syndax Pharmaceuticals, Inc.	34,911	479,677
Syndax Pharmaceuticals, Inc.	26,642	329,455
TESARO, Inc. (a)	21,936	1,015,637
United Therapeutics Corp. (a)	54,404	6,477,884
		82,857,116
Health Care Equipment & Supplies - 3.3%
Abiomed, Inc. (a)	59,723	5,931,091
Accuray, Inc. (a)	407,840	2,222,728
Alere, Inc. (a)	218,423	9,381,268
Align Technology, Inc. (a)	277,520	21,876,902
Analogic Corp.	128,889	10,568,898
Anika Therapeutics, Inc. (a)	36,674	1,735,414
Cantel Medical Corp.	71,659	4,760,307
ConforMis, Inc. (a)	537,236	4,034,642
Cryolife, Inc.	229,837	2,654,617
Dentsply Sirona, Inc.	194,894	12,114,611
DexCom, Inc. (a)	280,368	18,080,932
Endologix, Inc. (a)	482,217	6,109,689
Globus Medical, Inc. (a)	152,800	3,703,872
Haemonetics Corp. (a)	34,000	952,000
HeartWare International, Inc. (a)	29,600	870,240
Hill-Rom Holdings, Inc.	112,732	5,538,523
Hologic, Inc. (a)	183,883	6,327,414
IDEXX Laboratories, Inc. (a)	138,595	12,136,764
Insulet Corp. (a)	85,282	2,560,166
Integra LifeSciences Holdings Corp. (a)	15,160	1,132,604
LDR Holding Corp. (a)	269,216	5,661,612
Nevro Corp. (a)	95,601	6,665,302
Novadaq Technologies, Inc. (a)	143,419	1,385,428
Novadaq Technologies, Inc. (a)	104,662	1,011,035
NuVasive, Inc. (a)	101,783	5,533,942
Nuvectra Corp. (a)	20,782	187,038
NxStage Medical, Inc. (a)	272,233	5,145,204
Penumbra, Inc. (a)	19,795	1,044,978
Quidel Corp. (a)	146,323	2,430,425
St. Jude Medical, Inc.	104,264	8,170,127
Steris PLC	178,104	12,365,761
The Cooper Companies, Inc.	95,309	15,517,258
The Spectranetics Corp. (a)	277,829	5,089,827
West Pharmaceutical Services, Inc.	284,345	21,348,623
Zimmer Biomet Holdings, Inc.	81,876	9,997,878
		234,247,120
Health Care Providers & Services - 3.2%
Acadia Healthcare Co., Inc. (a)	67,022	3,945,585
Adeptus Health, Inc. Class A (a)	98,748	7,060,482
Air Methods Corp. (a)	105,097	3,559,635
Amedisys, Inc. (a)	69,953	3,558,509
AMN Healthcare Services, Inc. (a)	177,136	6,614,258
AmSurg Corp. (a)	312,224	23,351,233
Brookdale Senior Living, Inc. (a)	1,089,786	19,550,761
Capital Senior Living Corp. (a)	308,935	5,650,421
Centene Corp. (a)	438,117	27,316,595
Chemed Corp.	65,931	8,598,062
Community Health Systems, Inc. (a)	125,236	1,683,172
Diplomat Pharmacy, Inc. (a)	192,648	6,276,472
Envision Healthcare Holdings, Inc. (a)	142,835	3,543,736
ExamWorks Group, Inc. (a)	94,329	3,293,025
Five Star Quality Care, Inc. (a)	761,651	1,530,919
HealthEquity, Inc. (a)	192,089	4,957,817
HealthSouth Corp.	560,256	22,589,522
Henry Schein, Inc. (a)	103,566	17,992,521
LifePoint Hospitals, Inc. (a)	59,440	3,940,278
McKesson Corp.	7,286	1,334,358
MEDNAX, Inc. (a)	45,899	3,141,787
Premier, Inc. (a)	561,521	17,856,368
Quorum Health Corp. (a)	31,308	414,831
Select Medical Holdings Corp. (a)	363,559	4,606,293
Universal Health Services, Inc. Class B	25,526	3,442,436
VCA, Inc. (a)	99,322	6,448,977
Wellcare Health Plans, Inc. (a)	81,403	8,255,892
		220,513,945
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	312,000	4,208,880
athenahealth, Inc. (a)	23,753	3,013,543
Cerner Corp. (a)	60,961	3,390,041
HMS Holdings Corp. (a)	243,252	4,019,739
Medidata Solutions, Inc. (a)	214,237	9,842,048
Omnicell, Inc. (a)	101,328	3,277,961
Press Ganey Holdings, Inc.	9,470	322,264
		28,074,476
Life Sciences Tools & Services - 1.5%
Bio-Rad Laboratories, Inc. Class A (a)	32,059	4,771,982
Bio-Techne Corp.	56,437	6,201,298
Charles River Laboratories International, Inc. (a)	352,554	30,294,965
Fluidigm Corp. (a)	110,500	1,087,320
ICON PLC (a)	179,957	12,676,171
INC Research Holdings, Inc. Class A (a)	110,071	4,789,189
Luminex Corp. (a)	66,300	1,365,117
PAREXEL International Corp. (a)	248,833	15,649,107
PerkinElmer, Inc.	323,033	17,686,057
Sequenom, Inc. (a)	300,191	306,195
VWR Corp. (a)	212,355	6,128,565
Waters Corp. (a)	34,566	4,754,553
		105,710,519
Pharmaceuticals - 1.4%
Akorn, Inc. (a)	360,110	10,763,688
Catalent, Inc. (a)	495,414	13,931,042
Cempra, Inc. (a)	76,505	1,437,529
DepoMed, Inc. (a)	237,006	4,842,033
Flamel Technologies SA sponsored ADR (a)	350,709	3,731,544
GW Pharmaceuticals PLC ADR (a)	175,087	15,603,753
Horizon Pharma PLC (a)	157,322	2,710,658
Impax Laboratories, Inc. (a)	82,553	2,819,185
Jazz Pharmaceuticals PLC (a)	61,286	9,288,506
Nektar Therapeutics (a)	393,846	6,080,982
Perrigo Co. PLC	44,854	4,298,807
Prestige Brands Holdings, Inc. (a)	95,063	5,137,205
Relypsa, Inc. (a)	72,994	1,394,185
Revance Therapeutics, Inc. (a)	141,278	2,896,199
Supernus Pharmaceuticals, Inc. (a)	145,967	2,847,816
The Medicines Company (a)	35,570	1,337,788
TherapeuticsMD, Inc. (a)	1,200,723	10,734,464
		99,855,384

TOTAL HEALTH CARE		771,258,560

INDUSTRIALS - 12.7%
Aerospace & Defense - 1.2%
AeroVironment, Inc. (a)	92,920	2,677,025
BE Aerospace, Inc.	130,563	6,220,021
Curtiss-Wright Corp.	32,843	2,733,194
HEICO Corp. Class A	308,678	17,029,765
Hexcel Corp.	260,550	11,378,219
Huntington Ingalls Industries, Inc.	20,960	3,215,474
KEYW Holding Corp. (a)	421,300	3,757,996
Mercury Systems, Inc. (a)	234,800	4,989,500
Spirit AeroSystems Holdings, Inc. Class A (a)	123,300	5,767,974
Teledyne Technologies, Inc. (a)	64,789	6,357,745
Textron, Inc.	90,600	3,448,236
TransDigm Group, Inc. (a)	71,978	18,969,082
		86,544,231
Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc. (a)	127,240	5,578,202
Expeditors International of Washington, Inc.	67,197	3,262,414
Forward Air Corp.	300,550	13,672,020
		22,512,636
Airlines - 0.3%
Air Canada (a)	740,521	5,438,073
Alaska Air Group, Inc.	155,964	10,356,010
Allegiant Travel Co.	23,259	3,233,466
		19,027,549
Building Products - 1.2%
A.O. Smith Corp.	192,865	15,872,790
Armstrong World Industries, Inc. (a)	207,805	8,592,737
Fortune Brands Home & Security, Inc.	107,899	6,330,434
Lennox International, Inc.	30,870	4,239,995
Masonite International Corp. (a)	209,611	14,637,136
Owens Corning	413,353	21,109,938
Patrick Industries, Inc. (a)	95,400	5,097,222
Universal Forest Products, Inc.	75,150	6,308,091
		82,188,343
Commercial Services & Supplies - 1.7%
Brady Corp. Class A	199,580	6,344,648
Casella Waste Systems, Inc. Class A (a)	1,638,756	11,766,268
Clean Harbors, Inc. (a)	346,976	17,865,794
Covanta Holding Corp.	226,500	3,775,755
G&K Services, Inc. Class A	42,932	3,218,183
Herman Miller, Inc.	291,715	9,235,697
Interface, Inc.	675,717	11,460,160
Knoll, Inc.	82,622	2,050,678
Pitney Bowes, Inc.	264,225	4,922,512
Ritchie Brothers Auctioneers, Inc.	350,618	11,472,221
Steelcase, Inc. Class A	596,682	9,523,045
The Brink's Co.	397,582	11,589,515
Waste Connections, Inc.	240,741	15,761,313
		118,985,789
Construction & Engineering - 0.4%
KBR, Inc.	1,464,190	21,303,965
Quanta Services, Inc.(a)	192,534	4,626,592
Valmont Industries, Inc.	17,600	2,434,432
		28,364,989
Electrical Equipment - 1.0%
Acuity Brands, Inc.	58,113	15,053,592
AMETEK, Inc.	61,482	2,940,069
Encore Wire Corp.	202,514	7,896,021
Generac Holdings, Inc. (a)	265,106	10,050,168
General Cable Corp.	526,390	7,190,487
Hubbell, Inc. Class B	89,776	9,540,496
Regal Beloit Corp.	58,253	3,327,994
Rockwell Automation, Inc.	40,700	4,723,235
Sensata Technologies Holding BV (a)	274,847	10,163,842
		70,885,904
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	100,353	10,418,648
ITT, Inc.	752,193	26,710,373
		37,129,021
Machinery - 2.7%
Allison Transmission Holdings, Inc.	1,223,253	34,361,177
Altra Industrial Motion Corp.	165,812	4,483,556
CLARCOR, Inc.	71,172	4,220,500
Donaldson Co., Inc.	113,056	3,788,507
Douglas Dynamics, Inc.	172,187	3,739,902
Harsco Corp.	216,400	1,423,912
IDEX Corp.	120,016	10,002,133
Kennametal, Inc.	152,017	3,721,376
Lincoln Electric Holdings, Inc.	282,727	17,014,511
Manitowoc Co., Inc.	631,927	3,601,984
Meritor, Inc. (a)	192,900	1,705,236
Middleby Corp. (a)	117,238	14,560,960
Nordson Corp.	63,791	5,548,541
Proto Labs, Inc. (a)	65,183	4,289,041
RBC Bearings, Inc. (a)	91,682	6,866,982
Rexnord Corp. (a)	218,748	4,536,834
Stanley Black & Decker, Inc.	28,340	3,207,521
Tennant Co.	134,596	7,227,805
Terex Corp.	142,527	3,018,722
Toro Co.	173,870	15,528,330
Twin Disc, Inc.	88,945	853,872
WABCO Holdings, Inc. (a)	60,912	6,572,405
Wabtec Corp.	185,991	14,391,984
Woodward, Inc.	180,914	10,301,243
		184,967,034
Marine - 0.3%
Danaos Corp. (a)	142,533	498,866
Kirby Corp. (a)	285,326	19,995,646
		20,494,512
Professional Services - 1.0%
Advisory Board Co. (a)	78,796	2,586,873
CEB, Inc.	248,148	15,821,916
Equifax, Inc.	51,100	6,424,803
Huron Consulting Group, Inc. (a)	95,662	5,600,053
Korn/Ferry International	168,060	4,848,531
On Assignment, Inc. (a)	165,721	6,242,710
Robert Half International, Inc.	54,071	2,248,813
TransUnion Holding Co., Inc.	258,297	8,549,631
TriNet Group, Inc. (a)	425,534	8,574,510
TrueBlue, Inc. (a)	506,280	10,029,407
		70,927,247
Road & Rail - 1.2%
Avis Budget Group, Inc. (a)	559,982	16,799,460
Genesee & Wyoming, Inc. Class A (a)	59,249	3,559,087
Heartland Express, Inc.	516,411	9,543,275
Kansas City Southern	52,792	4,914,935
Knight Transportation, Inc.	928,316	24,247,614
Landstar System, Inc.	94,438	6,407,618
Old Dominion Freight Lines, Inc. (a)	111,556	7,178,629
Roadrunner Transportation Systems, Inc. (a)	284,632	2,291,288
Ryder System, Inc.	49,800	3,467,076
Saia, Inc. (a)	87,635	2,284,644
Swift Transporation Co. (a)	248,508	3,871,755
		84,565,381
Trading Companies & Distributors - 0.9%
AerCap Holdings NV (a)	190,425	7,443,713
Applied Industrial Technologies, Inc.	125,713	5,682,228
CAI International, Inc. (a)	156,574	1,202,488
HD Supply Holdings, Inc. (a)	420,761	14,852,863
MSC Industrial Direct Co., Inc. Class A	184,630	13,838,019
Watsco, Inc.	125,772	16,882,376
		59,901,687

TOTAL INDUSTRIALS		886,494,323

INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 1.1%
Applied Optoelectronics, Inc. (a)	135,523	1,429,768
Arista Networks, Inc. (a)	19,420	1,423,292
Arris International PLC (a)	416,854	10,046,181
Brocade Communications Systems, Inc.	818,650	7,416,969
Ciena Corp. (a)	830,123	14,493,948
CommScope Holding Co., Inc. (a)	100,670	3,135,871
Finisar Corp. (a)	337,084	5,669,753
Harris Corp.	19,490	1,535,227
Infinera Corp. (a)	610,188	7,999,565
Lumentum Holdings, Inc. (a)	246,790	6,253,659
NetScout Systems, Inc. (a)	172,600	4,187,276
Palo Alto Networks, Inc. (a)	3,851	502,401
ShoreTel, Inc. (a)	468,863	3,094,496
Sonus Networks, Inc. (a)	245,500	2,248,780
Viavi Solutions, Inc. (a)	762,820	5,210,061
		74,647,247
Electronic Equipment & Components - 2.7%
Belden, Inc.	84,530	5,466,555
CDW Corp.	413,622	17,603,752
Cognex Corp.	240,958	10,378,061
Coherent, Inc. (a)	95,155	9,003,566
Fabrinet (a)	68,580	2,434,590
FEI Co.	54,072	5,810,036
FLIR Systems, Inc.	387,193	12,061,062
II-VI, Inc. (a)	123,300	2,512,854
Ingram Micro, Inc. Class A	96,005	3,324,653
IPG Photonics Corp. (a)	106,604	9,208,454
Itron, Inc. (a)	88,000	3,876,400
Jabil Circuit, Inc.	224,731	4,287,867
Keysight Technologies, Inc. (a)	260,982	7,993,879
Littelfuse, Inc.	34,910	3,998,242
Maxwell Technologies, Inc. (a)	249,900	1,331,967
Methode Electronics, Inc. Class A	328,397	9,690,995
Orbotech Ltd. (a)	310,610	8,662,913
OSI Systems, Inc. (a)	65,863	3,509,181
Rogers Corp. (a)	48,672	3,235,228
ScanSource, Inc. (a)	138,727	5,324,342
SYNNEX Corp.	146,445	13,341,140
Tech Data Corp. (a)	69,343	5,240,251
Trimble Navigation Ltd. (a)	575,573	14,723,157
Universal Display Corp. (a)	174,665	11,728,755
VeriFone Systems, Inc. (a)	521,024	13,755,034
Zebra Technologies Corp. Class A (a)	74,838	3,974,646
		192,477,580
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (a)	41,531	2,266,762
Alphabet, Inc. Class C	11,415	8,398,244
Apigee Corp. (a)	139,166	1,507,168
Autobytel, Inc. (a)	152,010	2,178,303
Bankrate, Inc. (a)	199,400	1,812,546
Blucora, Inc. (a)	232,430	2,087,221
Care.com, Inc. (a)	463,159	4,136,010
ChannelAdvisor Corp. (a)	422,070	5,233,668
Cimpress NV (a)	69,618	6,973,635
CoStar Group, Inc. (a)	86,729	17,917,344
Demandware, Inc. (a)	135,286	6,492,375
Facebook, Inc. Class A (a)	16,758	1,991,018
Five9, Inc. (a)	140,867	1,435,435
GoDaddy, Inc. (a)	211,193	6,870,108
GrubHub, Inc. (a)	156,774	4,011,847
Instructure, Inc. (a)	61,690	1,070,322
j2 Global, Inc.	48,881	3,273,561
LogMeIn, Inc. (a)	198,515	12,163,014
Marketo, Inc. (a)	93,673	3,300,100
Match Group, Inc. (a)	364,796	5,107,144
Mimecast Ltd. (a)	252,445	2,118,014
Monster Worldwide, Inc. (a)	438,801	1,162,823
New Relic, Inc. (a)	103,809	3,130,879
Pandora Media, Inc. (a)	419,487	4,945,752
Q2 Holdings, Inc. (a)	197,694	4,938,396
Rackspace Hosting, Inc. (a)	122,651	3,066,275
SciQuest, Inc. (a)	239,644	4,227,320
Shutterstock, Inc. (a)	116,858	4,903,362
SPS Commerce, Inc. (a)	66,525	3,625,613
Stamps.com, Inc. (a)	116,131	10,566,760
Twitter, Inc. (a)	75,048	1,142,231
Web.com Group, Inc. (a)	85,491	1,450,782
WebMD Health Corp. (a)	49,790	3,273,693
Wix.com Ltd. (a)	49,060	1,357,000
XO Group, Inc. (a)	220,043	3,725,328
		151,860,053
IT Services - 2.9%
Acxiom Corp. (a)	210,300	4,454,154
Alliance Data Systems Corp. (a)	12,041	2,675,390
Amdocs Ltd.	145,800	8,454,942
Black Knight Financial Services, Inc. Class A	178,491	6,247,185
Booz Allen Hamilton Holding Corp. Class A	217,153	6,356,068
Broadridge Financial Solutions, Inc.	75,138	4,823,108
Cognizant Technology Solutions Corp. Class A (a)	22,101	1,357,885
Convergys Corp.	68,800	1,939,472
CoreLogic, Inc. (a)	817,640	30,473,443
DST Systems, Inc.	33,600	4,062,912
EPAM Systems, Inc. (a)	161,024	12,319,946
Euronet Worldwide, Inc. (a)	377,431	30,122,768
ExlService Holdings, Inc. (a)	101,815	5,274,017
Fidelity National Information Services, Inc.	125,095	9,290,806
Gartner, Inc. Class A (a)	90,821	9,229,230
Genpact Ltd. (a)	528,506	14,898,584
Global Payments, Inc.	196,425	15,260,258
Lionbridge Technologies, Inc. (a)	473,360	2,059,116
Maximus, Inc.	65,350	3,767,428
MoneyGram International, Inc. (a)	224,800	1,458,952
Neustar, Inc. Class A (a)	162,700	3,831,585
Total System Services, Inc.	220,020	11,815,074
Vantiv, Inc. (a)	177,402	9,538,906
Virtusa Corp. (a)	95,206	3,354,107
		203,065,336
Semiconductors & Semiconductor Equipment - 2.1%
Cabot Microelectronics Corp.	85,943	3,707,581
Cavium, Inc. (a)	136,664	6,799,034
Ceva, Inc. (a)	75,500	2,041,520
Cypress Semiconductor Corp.	230,600	2,451,278
First Solar, Inc. (a)	117,615	5,839,585
FormFactor, Inc. (a)	266,200	1,908,654
Inphi Corp. (a)	108,009	3,368,801
Lam Research Corp.	135,900	11,253,879
Linear Technology Corp.	158,900	7,519,148
M/A-COM Technology Solutions Holdings, Inc. (a)	177,675	6,396,300
Maxim Integrated Products, Inc.	132,941	5,046,440
Mellanox Technologies Ltd. (a)	142,551	6,756,917
Microsemi Corp. (a)	411,622	13,925,172
MKS Instruments, Inc.	145,087	5,945,665
Monolithic Power Systems, Inc.	233,333	15,943,644
ON Semiconductor Corp. (a)	318,581	3,112,536
Power Integrations, Inc.	104,017	5,189,408
Qorvo, Inc. (a)	123,045	6,271,604
Rambus, Inc. (a)	437,400	5,292,540
Rudolph Technologies, Inc. (a)	83,900	1,224,940
Silicon Laboratories, Inc. (a)	104,055	5,176,736
Teradyne, Inc.	283,635	5,618,809
Ultratech, Inc. (a)	251,450	5,735,575
United Microelectronics Corp. sponsored ADR	3,491,736	6,564,464
Veeco Instruments, Inc. (a)	434,551	7,730,662
		150,820,892
Software - 4.8%
Adobe Systems, Inc. (a)	8,986	893,837
ANSYS, Inc. (a)	26,200	2,334,420
Aspen Technology, Inc. (a)	460,401	17,550,486
Atlassian Corp. PLC	96,584	2,179,901
Autodesk, Inc. (a)	153,594	8,949,922
Barracuda Networks, Inc. (a)	275,423	4,740,030
Bottomline Technologies, Inc. (a)	92,335	2,313,915
BroadSoft, Inc. (a)	51,003	2,223,731
CA Technologies, Inc.	139,900	4,521,568
Cadence Design Systems, Inc. (a)	843,684	20,855,868
Callidus Software, Inc. (a)	504,345	9,360,643
CommVault Systems, Inc. (a)	356,280	16,132,358
Covisint Corp. (a)	716,076	1,439,313
Descartes Systems Group, Inc. (a)	144,257	3,020,742
Descartes Systems Group, Inc. (a)	55,905	1,165,549
Electronic Arts, Inc. (a)	66,049	5,069,261
Fair Isaac Corp.	59,824	6,666,188
Fleetmatics Group PLC (a)	250,378	10,240,460
Fortinet, Inc. (a)	77,010	2,634,512
Guidance Software, Inc. (a)	60,961	338,334
Guidewire Software, Inc. (a)	259,758	15,247,795
HubSpot, Inc. (a)	94,279	4,502,765
Imperva, Inc. (a)	88,027	3,360,871
Interactive Intelligence Group, Inc. (a)	91,742	3,782,523
Manhattan Associates, Inc. (a)	216,756	14,290,723
Mentor Graphics Corp.	511,184	10,959,785
MicroStrategy, Inc. Class A (a)	36,575	6,822,701
Model N, Inc. (a)	242,145	2,978,384
Monotype Imaging Holdings, Inc.	258,679	6,177,255
NetSuite, Inc. (a)	60,790	4,821,255
Nuance Communications, Inc. (a)	1,003,505	16,778,604
Paycom Software, Inc. (a)	147,597	5,968,823
Progress Software Corp. (a)	101,500	2,672,495
Proofpoint, Inc. (a)	93,295	5,468,953
Qlik Technologies, Inc. (a)	278,550	7,994,385
Qualys, Inc. (a)	159,455	4,973,401
RealPage, Inc. (a)	120,789	2,627,161
RingCentral, Inc. (a)	304,320	6,007,277
Rovi Corp. (a)	273,450	4,596,695
SeaChange International, Inc. (a)	320,617	1,061,242
Silver Spring Networks, Inc. (a)	218,100	2,846,205
SS&C Technologies Holdings, Inc.	127,853	7,874,466
Synchronoss Technologies, Inc. (a)	156,892	5,533,581
Synopsys, Inc. (a)	174,130	8,997,297
Take-Two Interactive Software, Inc. (a)	310,098	12,065,913
Tyler Technologies, Inc. (a)	33,234	5,094,440
Ultimate Software Group, Inc. (a)	104,630	21,394,742
Verint Systems, Inc. (a)	401,209	13,235,885
Xura, Inc. (a)	169,524	4,207,586
Zendesk, Inc. (a)	80,391	1,968,776
		336,943,022
Technology Hardware, Storage & Peripherals - 0.3%
CPI Card Group	210,814	876,986
Cray, Inc. (a)	116,203	3,871,884
Electronics for Imaging, Inc. (a)	183,597	8,047,057
Quantum Corp. (a)	765,400	292,153
Stratasys Ltd. (a)	150,432	3,432,858
Super Micro Computer, Inc. (a)	74,085	1,943,990
		18,464,928

TOTAL INFORMATION TECHNOLOGY		1,128,279,058

MATERIALS - 3.9%
Chemicals - 1.6%
Albemarle Corp. U.S.	149,795	11,758,908
Ashland, Inc.	43,396	4,919,371
Axalta Coating Systems (a)	185,520	5,222,388
Celanese Corp. Class A	237,270	16,722,790
Chemtura Corp. (a)	203,314	5,424,418
FMC Corp.	78,069	3,707,497
H.B. Fuller Co.	256,460	11,709,964
Ingevity Corp. (a)	151,134	4,404,045
Methanex Corp.	485,728	15,979,186
Minerals Technologies, Inc.	36,917	2,126,419
Orion Engineered Carbons SA	98,304	1,560,084
PolyOne Corp.	284,653	10,665,948
Quaker Chemical Corp.	15,320	1,323,801
The Mosaic Co.	437,030	11,026,267
The Scotts Miracle-Gro Co. Class A	126,994	8,826,083
		115,377,169
Construction Materials - 0.4%
Eagle Materials, Inc.	150,250	11,767,580
Headwaters, Inc. (a)	226,431	4,299,925
Martin Marietta Materials, Inc.	63,425	11,989,862
		28,057,367
Containers & Packaging - 1.5%
Aptargroup, Inc.	160,846	12,426,962
Avery Dennison Corp.	72,900	5,422,302
Berry Plastics Group, Inc. (a)	866,628	33,945,819
Crown Holdings, Inc. (a)	323,547	16,879,447
Graphic Packaging Holding Co.	567,233	7,600,922
Silgan Holdings, Inc.	158,688	8,115,304
WestRock Co.	482,990	19,131,234
		103,521,990
Metals & Mining - 0.4%
Cliffs Natural Resources, Inc. (a)	328,600	1,406,408
Ferroglobe PLC	103,097	940,245
New Gold, Inc. (a)	1,461,465	5,594,658
Nucor Corp.	292,275	14,178,260
Yamana Gold, Inc.	1,013,339	4,273,279
		26,392,850
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	204,742	1,844,725

TOTAL MATERIALS		275,194,101

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (a)	361,881	4,621,220
Level 3 Communications, Inc. (a)	439,940	23,734,763
SBA Communications Corp. Class A (a)	89,947	8,940,732
Vonage Holdings Corp. (a)	1,097,059	5,057,442
		42,354,157
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	50,300	1,448,137
U.S. Cellular Corp. (a)	35,300	1,333,634
		2,781,771

TOTAL TELECOMMUNICATION SERVICES		45,135,928

UTILITIES - 1.3%
Electric Utilities - 0.3%
Allete, Inc.	51,256	2,959,521
Great Plains Energy, Inc.	200,502	5,850,648
Portland General Electric Co.	201,486	8,297,193
Westar Energy, Inc.	90,883	5,119,439
		22,226,801
Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp.	612,200	1,423,884
Calpine Corp. (a)	419,625	6,210,450
Dynegy, Inc. (a)	253,300	4,772,172
NRG Energy, Inc.	190,430	3,119,243
Ormat Technologies, Inc.	73,200	3,192,252
		18,718,001
Multi-Utilities - 0.7%
Ameren Corp.	208,425	10,327,459
Black Hills Corp.	303,581	18,378,794
DTE Energy Co.	115,500	10,473,540
NorthWestern Energy Corp.	127,915	7,413,953
		46,593,746

TOTAL UTILITIES		87,538,548

TOTAL COMMON STOCKS
(Cost $4,850,253,418)		5,379,843,396

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
The Honest Co., Inc. Series D (b)
(Cost $257,662)	6,381	280,705

Equity Funds - 19.0%
Mid-Cap Blend Funds - 4.9%
Fidelity SAI Small-Mid Capital 500 Index Fund (c)	26,277,162	257,778,961
FMI Common Stock Fund	3,365,658	83,569,299

TOTAL MID-CAP BLEND FUNDS		341,348,260

Mid-Cap Value Funds - 0.7%
Clarkston Partners Fund Institutional Class	4,861,208	52,501,047
Sector Funds - 0.7%
Hennessy Small Cap Financial Fund Investor Class	2,204,505	49,910,001
Small Blend Funds - 7.9%
Goldman Sachs Small Cap Value Fund Institutional Class	5,849,235	306,675,371
Vulcan Value Partners Small Cap Fund	14,718,249	242,556,750

TOTAL SMALL BLEND FUNDS		549,232,121

Small Value Funds - 4.8%
Fidelity Small Cap Value Fund (c)	18,865,179	337,498,046
TOTAL EQUITY FUNDS
(Cost $1,270,448,065)		1,330,489,475
	Principal Amount

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.19% to 0.3% 6/23/16 to 8/25/16 (d)
(Cost $6,317,046)	$6,320,000	6,316,827
	Shares	Value

Money Market Funds - 3.8%
SSgA U.S. Treasury Money Market Fund Class N, 0.03% (e)
(Cost $267,146,031)	267,146,031	267,146,031
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $6,394,422,222)		6,984,076,434
NET OTHER ASSETS (LIABILITIES) - 0.1%		8,029,409
NET ASSETS - 100%		$6,992,105,843

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,026 ICE Russell 2000 Index Contracts (United States)	June 2016	118,338,840	$7,074,783

The face value of futures purchased as a percentage of Net Assets is 1.7%

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $280,705 or 0.0% of net assets.

 (c) Affiliated Fund

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,841,154.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	9/25/15	$257,662

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Stock Selector Mid Cap Fund	$219,035,770	$--	$232,945,035	$--	$--
Fidelity SAI Small-Mid Capital 500 Index Fund	208,477,054	100,438,379	77,427,658	--	257,778,961
Fidelity Small Cap Value Fund	165,345,561	150,000,000	--	--	337,498,046
Total	$592,858,385	$250,438,379	$310,372,693	$--	$595,277,007

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$828,689,181	$828,408,476	$--	$280,705
Consumer Staples	109,017,005	109,017,005	--	--
Energy	187,929,645	187,929,645	--	--
Financials	1,060,587,752	1,060,587,752	--	--
Health Care	771,258,560	770,677,203	329,455	251,902
Industrials	886,494,323	886,494,323	--	--
Information Technology	1,128,279,058	1,128,279,058	--	--
Materials	275,194,101	275,194,101	--	--
Telecommunication Services	45,135,928	45,135,928	--	--
Utilities	87,538,548	87,538,548	--	--
Equity Funds	1,330,489,475	1,330,489,475	--	--
Other Short-Term Investments and Net Other Assets	6,316,827	--	6,316,827	--
Money Market Funds	267,146,031	267,146,031	--	--
Total Investments in Securities:	$6,984,076,434	$6,976,897,545	$6,646,282	$532,607
Derivative Instruments:
Assets
Futures Contracts	$7,074,783	$7,074,783	$--	$--
Total Assets	$7,074,783	$7,074,783	$--	$--
Total Derivative Instruments:	$7,074,783	$7,074,783	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $6,434,335,598. Net unrealized appreciation aggregated $549,740,836, of which $865,562,663 related to appreciated investment securities and $315,821,827 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® International Multi-Manager Fund

May 31, 2016

STG-QTLY-0716
1.938047.104

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 1.0%
Bridgestone Corp.	1,600	$54,760
Compagnie Plastic Omnium	710	23,676
Continental AG	658	141,153
DENSO Corp.	3,300	129,006
GKN PLC	41,311	164,313
Koito Manufacturing Co. Ltd.	400	18,730
Valeo SA	800	120,745
		652,383
Automobiles - 0.7%
Fuji Heavy Industries Ltd.	2,000	74,073
Honda Motor Co. Ltd.	5,900	165,564
Isuzu Motors Ltd.	2,000	23,912
Renault SA	793	74,416
Suzuki Motor Corp.	1,800	45,865
Yamaha Motor Co. Ltd.	3,100	54,322
		438,152
Hotels, Restaurants & Leisure - 1.8%
Accor SA	1,186	51,603
Carnival PLC	4,535	223,912
Compass Group PLC	24,405	454,391
Domino's Pizza UK & IRL PLC	519	7,930
Flight Centre Travel Group Ltd.	1,064	24,308
InterContinental Hotel Group PLC	739	28,482
Oriental Land Co. Ltd.	500	32,773
Sodexo SA	411	43,228
TUI AG	2,682	40,704
Whitbread PLC	2,710	165,322
Yum! Brands, Inc.	569	46,709
		1,119,362
Household Durables - 0.8%
Berkeley Group Holdings PLC	768	36,429
Casio Computer Co. Ltd.	1,500	23,194
Haseko Corp.	1,100	12,001
Nikon Corp.	6,900	96,470
SEB SA	136	16,728
Sony Corp.	3,100	86,196
Steinhoff International Holdings NV (South Africa)	7,559	44,360
Taylor Wimpey PLC	34,496	102,623
Techtronic Industries Co. Ltd.	25,500	102,548
		520,549
Internet & Catalog Retail - 0.0%
Rakuten, Inc.	1,000	10,636
YOOX SpA (a)	472	13,250
		23,886
Leisure Products - 0.1%
Sankyo Co. Ltd. (Gunma)	800	29,696
Yamaha Corp.	1,200	36,067
		65,763
Media - 2.4%
Altice NV:
Class A (a)	2,536	43,708
Class B (a)	800	13,832
Axel Springer Verlag AG	789	44,877
Dentsu, Inc.	700	35,159
Fuji Media Holdings, Inc.	200	2,418
ITV PLC	34,600	107,361
Naspers Ltd. Class N	458	67,388
Nippon Television Network Corp.	500	8,775
ProSiebenSat.1 Media AG	2,643	132,877
Publicis Groupe SA	1	72
RELX NV	34,373	595,053
Technicolor SA	1,768	11,742
Telenet Group Holding NV (a)	732	34,851
UBM PLC	3,187	27,188
Vivendi SA	3,352	66,399
Wolters Kluwer NV	3,005	119,781
WPP PLC	9,727	224,323
		1,535,804
Multiline Retail - 0.3%
Dollarama, Inc.	570	39,250
Don Quijote Holdings Co. Ltd.	400	12,749
Marks & Spencer Group PLC	7,404	40,714
Next PLC	847	66,735
		159,448
Specialty Retail - 0.9%
ABC-MART, Inc.	800	51,554
Carphone Warehouse Group PLC	1,925	12,268
Dufry AG (a)	300	40,292
Esprit Holdings Ltd. (a)	92,850	74,918
Grandvision NV	443	12,249
Inditex SA	3,364	113,651
JB Hi-Fi Ltd.	777	13,096
Nitori Holdings Co. Ltd.	600	60,598
USS Co. Ltd.	10,000	157,258
WH Smith PLC	546	13,847
		549,731
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	752	96,270
Christian Dior SA	242	39,460
Compagnie Financiere Richemont SA Series A	2,399	141,403
Hermes International SCA	80	28,924
LVMH Moet Hennessy - Louis Vuitton SA	988	158,170
Pandora A/S	426	63,313
		527,540

TOTAL CONSUMER DISCRETIONARY		5,592,618

CONSUMER STAPLES - 13.3%
Beverages - 2.2%
Anheuser-Busch InBev SA NV	1,270	160,523
Asahi Group Holdings	1,700	57,614
Coca-Cola Amatil Ltd.	6,413	41,234
Diageo PLC	15,815	429,143
Embotelladoras Arca S.A.B. de CV	3,313	22,019
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	214	19,406
Heineken NV (Bearer)	2,674	248,342
ITO EN Ltd.	3,000	100,444
Pernod Ricard SA	2,625	285,966
		1,364,691
Food & Staples Retailing - 0.7%
Ain Holdings, Inc.	300	19,176
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	695	30,580
Bidcorp Ltd. (a)	895	17,232
Colruyt NV	97	5,763
Distribuidora Internacional de Alimentacion SA	3,534	21,135
Jeronimo Martins SGPS SA	2,067	33,486
Lawson, Inc.	300	23,629
Magnit OJSC (a)	174	24,371
PriceSmart, Inc.	452	40,043
Seven & i Holdings Co. Ltd.	1,200	51,054
Spar Group Ltd.	1,400	18,024
Sundrug Co. Ltd.	1,300	106,858
Tesco PLC (a)	9,852	23,456
Tsuruha Holdings, Inc.	300	31,070
		445,877
Food Products - 3.8%
Aryzta AG	3,870	154,021
Danone SA	11,511	808,673
Greencore Group PLC	7,767	38,776
Kerry Group PLC Class A	612	55,224
Nestle SA	17,016	1,257,468
Toyo Suisan Kaisha Ltd.	2,800	107,872
		2,422,034
Household Products - 2.1%
Colgate-Palmolive Co.	4,972	350,079
Reckitt Benckiser Group PLC	8,784	874,529
Svenska Cellulosa AB (SCA) (B Shares)	2,936	93,979
		1,318,587
Personal Products - 1.9%
AMOREPACIFIC Corp.	100	35,069
Kao Corp.	7,400	404,692
Kobayashi Pharmaceutical Co. Ltd.	1,300	105,503
Kose Corp.	300	26,715
L'Oreal SA	1,236	232,277
Pola Orbis Holdings, Inc.	300	25,829
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,333	149,651
Unilever PLC	4,102	186,845
		1,166,581
Tobacco - 2.6%
British American Tobacco PLC (United Kingdom)	11,490	698,963
Imperial Tobacco Group PLC	3,004	163,635
Japan Tobacco, Inc.	16,300	642,800
KT&G Corp.	1,550	166,000
		1,671,398

TOTAL CONSUMER STAPLES		8,389,168

ENERGY - 4.4%
Energy Equipment & Services - 0.2%
Amec Foster Wheeler PLC	6,378	40,350
Core Laboratories NV	329	39,891
Technip SA	593	32,499
Tecnicas Reunidas SA	1,010	31,764
		144,504
Oil, Gas & Consumable Fuels - 4.2%
BP PLC	38,903	200,640
Cairn Energy PLC (a)	23,136	65,309
Canadian Natural Resources Ltd.	2,301	68,380
CNOOC Ltd.	175,000	208,357
Enbridge, Inc.	4,268	170,154
Eni SpA	7,029	107,199
Galp Energia SGPS SA Class B	6,116	80,163
INPEX Corp.	7,100	57,867
Lundin Petroleum AB (a)	3,829	68,672
Oil Search Ltd. ADR	22,957	112,661
Royal Dutch Shell PLC:
Class A (Netherlands)	5,594	135,948
Class A (United Kingdom)	10,595	254,368
Class B (United Kingdom)	10,899	261,646
SK Energy Co. Ltd.	368	50,540
Statoil ASA	3,359	53,100
Suncor Energy, Inc.	3,234	89,324
Total SA	14,030	680,446
		2,664,774

TOTAL ENERGY		2,809,278

FINANCIALS - 19.3%
Banks - 8.9%
ABN AMRO Group NV GDR	5,533	112,691
Australia & New Zealand Banking Group Ltd.	7,007	129,039
Axis Bank Ltd. GDR (Reg. S)	911	35,301
Banco Bilbao Vizcaya Argentaria SA	11,282	74,702
Banco Popolare Societa Cooperativa	2,498	12,363
Bank of Ireland (a)	71,900	21,600
Bank of Ireland (a)	154,018	46,955
Bankinter SA	11,605	88,269
Barclays PLC	158,461	417,032
BNP Paribas SA	6,820	377,630
BOC Hong Kong (Holdings) Ltd.	17,500	53,824
CaixaBank SA	44,204	120,844
Chiba Bank Ltd.	6,000	31,259
Credicorp Ltd. (United States)	428	60,006
Danske Bank A/S	2,863	82,617
DNB ASA	17,850	228,950
Dubai Islamic Bank Pakistan Ltd. (a)	15,382	21,357
Dubai Islamic Bank Pakistan Ltd. rights 6/20/16 (a)	3,845	1,947
Erste Group Bank AG	1,204	32,218
Hang Seng Bank Ltd.	4,700	83,406
HDFC Bank Ltd. sponsored ADR	2,118	136,314
HSBC Holdings PLC (United Kingdom)	23,903	154,496
ING Groep NV (Certificaten Van Aandelen)	20,538	254,145
Intesa Sanpaolo SpA	85,358	219,199
Joyo Bank Ltd.	9,000	33,064
Jyske Bank A/S (Reg.)	804	32,294
Kasikornbank PCL:
NVDR	6,500	31,681
(For. Reg.)	3,400	16,762
KBC Groep NV	5,470	323,846
Lloyds Banking Group PLC	527,451	549,049
Mitsubishi UFJ Financial Group, Inc.	44,300	218,865
Nordea Bank AB	12,699	123,240
North Pacific Bank Ltd.	9,400	26,461
PT Bank Central Asia Tbk	44,000	41,874
Seven Bank Ltd.	5,400	19,764
Shinsei Bank Ltd.	21,000	33,466
Societe Generale Series A	2,623	108,236
Sumitomo Mitsui Financial Group, Inc.	13,500	436,177
Svenska Handelsbanken AB (A Shares)	10,171	130,270
Swedbank AB (A Shares)	7,404	162,968
Sydbank A/S	1,066	30,395
The Hachijuni Bank Ltd.	6,000	26,359
The Suruga Bank Ltd.	1,000	22,218
The Toronto-Dominion Bank	3,379	147,157
Turkiye Garanti Bankasi A/S	12,769	32,674
Unione di Banche Italiane SCpA	4,040	15,014
United Overseas Bank Ltd.	6,500	86,000
Westpac Banking Corp.	7,716	170,616
		5,614,614
Capital Markets - 2.0%
Azimut Holding SpA	1,794	39,443
Banca Generali SpA	1,193	31,247
Credit Suisse Group AG	6,708	92,366
Daiwa Securities Group, Inc.	8,000	46,299
Intermediate Capital Group PLC	1,310	12,665
Julius Baer Group Ltd.	3,735	166,553
Jupiter Fund Management PLC	2,191	14,032
Macquarie Group Ltd.	2,914	157,683
Magellan Financial Group Ltd.	1,615	28,808
Man Group PLC	12,232	23,368
Partners Group Holding AG	359	151,329
UBS Group AG	32,256	498,443
		1,262,236
Consumer Finance - 0.2%
AEON Financial Service Co. Ltd.	2,800	61,415
Provident Financial PLC	1,308	55,166
		116,581
Diversified Financial Services - 0.8%
Broadcom Ltd.	322	49,704
Cerved Information Solutions SpA	2,666	22,188
Challenger Ltd.	7,837	54,206
Deutsche Boerse AG	431	37,765
IG Group Holdings PLC	6,450	74,688
ORIX Corp.	17,400	239,914
		478,465
Insurance - 4.7%
Admiral Group PLC	1,130	32,209
AIA Group Ltd.	74,200	433,985
AMP Ltd.	15,601	63,595
Aon PLC	811	88,618
Aviva PLC	54,236	352,902
AXA SA	8,208	206,247
BB Seguridade Participacoes SA	4,700	35,456
Euler Hermes SA	408	35,069
Fairfax Financial Holdings Ltd. (sub. vtg.)	545	280,062
Gjensidige Forsikring ASA	1,339	23,097
Hiscox Ltd.	12,295	175,136
Insurance Australia Group Ltd.	7,191	30,560
Intact Financial Corp.	420	29,370
Jardine Lloyd Thompson Group PLC	3,808	50,934
PICC Property & Casualty Co. Ltd. (H Shares)	20,000	36,496
Prudential PLC	12,456	248,337
Sampo Oyj (A Shares)	1,200	53,501
Sanlam Ltd.	4,709	18,646
Sony Financial Holdings, Inc.	11,500	139,167
Swiss Re Ltd.	688	61,824
Zurich Insurance Group AG	2,470	597,794
		2,993,005
Real Estate Investment Trusts - 0.5%
British Land Co. PLC	4,720	50,588
Derwent London PLC	455	21,694
Nippon Prologis REIT, Inc.	12	26,009
Unibail-Rodamco	208	55,983
Vicinity Centers unit	5,889	13,875
Westfield Corp. unit (a)	22,104	171,259
		339,408
Real Estate Management & Development - 2.2%
AEON MALL Co. Ltd.	990	12,977
Brookfield Asset Management, Inc.	1,615	56,687
Brookfield Asset Management, Inc. Class A	806	28,285
CapitaLand Ltd.	12,000	26,055
Cheung Kong Property Holdings Ltd.	6,920	43,324
China Overseas Land and Investment Ltd.	14,000	42,068
Daito Trust Construction Co. Ltd.	500	72,445
Daiwa House Industry Co. Ltd.	2,900	83,626
Deutsche Wohnen AG (Bearer)	9,083	291,715
Hysan Development Co. Ltd.	8,000	34,488
LEG Immobilien AG	1,863	166,244
Lendlease Group unit	3,048	29,586
Leopalace21 Corp.	5,800	36,336
Mitsui Fudosan Co. Ltd.	4,000	97,422
Nexity	189	10,186
Sino Land Ltd.	14,000	21,439
Sumitomo Realty & Development Co. Ltd.	2,000	55,479
TAG Immobilien AG	3,627	49,557
Vonovia SE	6,887	236,053
		1,393,972

TOTAL FINANCIALS		12,198,281

HEALTH CARE - 9.0%
Biotechnology - 0.2%
Actelion Ltd.	569	93,364
Genmab A/S (a)	126	22,770
		116,134
Health Care Equipment & Supplies - 1.1%
Ansell Ltd. (a)	1,355	18,715
Coloplast A/S Series B	461	34,870
Essilor International SA	295	38,518
Hoya Corp.	2,200	77,007
Nihon Kohden Corp.	4,600	131,875
Olympus Corp.	2,500	105,097
Straumann Holding AG	50	19,127
Sysmex Corp.	400	28,991
Terumo Corp.	5,100	213,015
		667,215
Health Care Providers & Services - 0.2%
Fresenius SE & Co. KGaA	1,408	106,263
Orpea	183	15,287
		121,550
Health Care Technology - 0.0%
M3, Inc.	1,000	28,556
Life Sciences Tools & Services - 0.2%
Eurofins Scientific SA	76	29,470
Gerresheimer AG	181	14,407
ICON PLC (a)	667	46,983
Lonza Group AG	373	64,393
		155,253
Pharmaceuticals - 7.3%
Astellas Pharma, Inc.	8,800	119,575
Bayer AG	5,540	527,611
GlaxoSmithKline PLC	18,131	378,917
Hikma Pharmaceuticals PLC	777	25,861
Ipsen SA	160	10,092
Novartis AG	12,869	1,022,731
Novo Nordisk A/S Series B	4,269	238,908
Recordati SpA	519	15,326
Roche Holding AG (participation certificate)	3,455	907,477
Sanofi SA	4,869	400,194
Santen Pharmaceutical Co. Ltd.	19,400	283,612
Sawai Pharmaceutical Co. Ltd.	200	14,185
Shionogi & Co. Ltd.	3,600	201,264
Shire PLC	4,043	249,794
Teva Pharmaceutical Industries Ltd.	500	25,969
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,249	168,526
		4,590,042

TOTAL HEALTH CARE		5,678,750

INDUSTRIALS - 12.2%
Aerospace & Defense - 0.7%
BAE Systems PLC	9,158	64,053
Cobham PLC	33,724	79,616
Leonardo-Finmeccanica SpA (a)	6,800	80,502
Rolls-Royce Group PLC	4,910	44,027
Safran SA	1,312	91,967
Thales SA	639	55,357
Zodiac Aerospace	1,516	35,405
		450,927
Air Freight & Logistics - 0.8%
Deutsche Post AG	2,424	70,704
PostNL NV (a)	18,548	81,683
Yamato Holdings Co. Ltd.	18,400	371,668
		524,055
Airlines - 0.4%
Japan Airlines Co. Ltd.	5,600	191,140
Ryanair Holdings PLC sponsored ADR	380	33,212
		224,352
Building Products - 0.7%
ASSA ABLOY AB (B Shares)	1,999	41,499
Compagnie de St. Gobain	1,602	71,513
Daikin Industries Ltd.	2,900	246,393
Geberit AG (Reg.)	128	48,934
Kingspan Group PLC (Ireland)	777	21,834
Toto Ltd.	900	33,909
		464,082
Commercial Services & Supplies - 1.4%
Babcock International Group PLC	1,649	24,767
Brambles Ltd.	59,194	549,755
Edenred SA	1,831	33,920
Intrum Justitia AB	637	22,291
ISS Holdings A/S	964	38,865
Kaba Holding AG (B Shares) (Reg.)	12	7,883
Secom Co. Ltd.	2,300	179,159
		856,640
Construction & Engineering - 0.8%
Balfour Beatty PLC (a)	30,643	109,978
Bouygues SA	1,211	39,345
SHIMIZU Corp.	4,000	35,612
Taisei Corp.	11,000	81,203
VINCI SA	2,779	209,287
		475,425
Electrical Equipment - 1.7%
Legrand SA	6,503	357,690
Nidec Corp.	600	45,962
Schneider Electric SA	9,832	635,699
Vestas Wind Systems A/S	650	46,577
		1,085,928
Industrial Conglomerates - 0.5%
Bidvest Group Ltd.	895	7,141
CK Hutchison Holdings Ltd.	14,076	163,389
Koninklijke Philips Electronics NV	3,036	81,797
Siemens AG	527	56,772
		309,099
Machinery - 2.3%
Alfa Laval AB	5,487	82,949
Andritz AG	529	26,943
Atlas Copco AB (A Shares)	1,250	32,294
Daifuku Co. Ltd.	900	15,479
GEA Group AG	5,272	244,402
Glory Ltd.	1,100	31,819
IMI PLC	10,833	157,684
KION Group AG	95	5,257
Komatsu Ltd.	100	1,717
Kone Oyj (B Shares)	2,109	99,683
Kubota Corp.	13,000	189,219
Makita Corp.	1,300	83,807
Minebea Mitsumi, Inc.	3,000	23,823
NGK Insulators Ltd.	2,000	43,645
Nordson Corp.	1,046	90,981
Sandvik AB	3,561	34,814
Schindler Holding AG (participation certificate)	1,005	186,137
Spirax-Sarco Engineering PLC	2,391	119,474
Wartsila Corp.	404	16,744
		1,486,871
Professional Services - 0.8%
Capita Group PLC	2,550	39,297
Experian PLC	4,748	89,811
Intertek Group PLC	2,592	117,767
Michael Page International PLC	13,608	78,245
SEEK Ltd.	2,794	32,916
SGS SA (Reg.)	76	162,169
Temp Holdings Co., Ltd.	900	14,253
		534,458
Road & Rail - 0.7%
DSV de Sammensluttede Vognmaend A/S	900	41,050
East Japan Railway Co.	4,600	417,346
		458,396
Trading Companies & Distributors - 1.2%
Brenntag AG	2,121	113,536
Bunzl PLC	9,828	290,951
Itochu Corp.	4,500	56,049
Misumi Group, Inc.	3,300	50,248
Mitsubishi Corp.	3,600	63,421
Rexel SA	3,671	56,142
Wolseley PLC	2,294	134,323
		764,670
Transportation Infrastructure - 0.2%
China Merchants Holdings International Co. Ltd.	28,593	81,686
Kamigumi Co. Ltd.	2,000	18,174
		99,860

TOTAL INDUSTRIALS		7,734,763

INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 0.4%
Telefonaktiebolaget LM Ericsson (B Shares)	32,462	250,584
Electronic Equipment & Components - 1.4%
Alps Electric Co. Ltd.	1,500	29,962
China High Precision Automation Group Ltd. (a)	15,000	0
Halma PLC	10,917	149,894
Hexagon AB (B Shares)	1,183	45,937
Hirose Electric Co. Ltd.	1,055	129,939
Hitachi Ltd.	59,000	270,160
Keyence Corp.	200	125,937
Murata Manufacturing Co. Ltd.	300	34,640
Spectris PLC	2,885	70,115
		856,584
Internet Software & Services - 1.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,034	84,788
Baidu.com, Inc. sponsored ADR (a)	1,428	254,955
JUST EAT Ltd. (a)	5,066	33,356
Moneysupermarket.com Group PLC	2,843	13,617
NAVER Corp.	133	80,436
NetEase, Inc. sponsored ADR	353	62,778
Tencent Holdings Ltd.	4,600	102,506
United Internet AG	683	32,214
		664,650
IT Services - 2.3%
Amadeus IT Holding SA Class A	10,221	473,490
Atos Origin SA	275	25,415
Capgemini SA	1,231	117,381
Cognizant Technology Solutions Corp. Class A (a)	2,527	155,259
Computershare Ltd.	7,514	58,326
Infosys Ltd. sponsored ADR	2,312	44,945
IT Holdings Corp.	600	14,447
Luxoft Holding, Inc. (a)	205	13,313
MasterCard, Inc. Class A	888	85,159
Nomura Research Institute Ltd.	8,440	316,939
OBIC Co. Ltd.	2,000	108,104
SCSK Corp.	1,500	56,330
		1,469,108
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	5,271	308,354
ARM Holdings PLC	6,290	90,097
ASM International NV (Netherlands)	990	39,963
Disco Corp.	200	18,902
Infineon Technologies AG	8,636	129,318
Mellanox Technologies Ltd. (a)	863	40,906
NVIDIA Corp.	5,437	254,017
NXP Semiconductors NV (a)	977	92,317
SK Hynix, Inc.	928	22,372
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	20,197	499,270
Texas Instruments, Inc.	2,374	143,864
		1,639,380
Software - 1.7%
Cadence Design Systems, Inc. (a)	7,266	179,616
Check Point Software Technologies Ltd. (a)	1,059	89,983
Constellation Software, Inc.	42	17,071
Dassault Systemes SA	1,871	148,971
Micro Focus International PLC	1,155	27,267
Nintendo Co. Ltd.	400	58,754
Sage Group PLC	4,641	41,205
SAP AG	5,319	430,784
Square Enix Holdings Co. Ltd.	1,100	34,598
Trend Micro, Inc.	1,200	43,277
		1,071,526
Technology Hardware, Storage & Peripherals - 0.7%
Fujifilm Holdings Corp.	900	36,277
Logitech International SA (Reg.)	1,404	21,611
Neopost SA	1,306	31,533
Samsung Electronics Co. Ltd.	345	374,411
		463,832

TOTAL INFORMATION TECHNOLOGY		6,415,664

MATERIALS - 5.7%
Chemicals - 4.4%
Akzo Nobel NV	8,572	581,238
Clariant AG (Reg.)	10,873	194,270
Croda International PLC	4,096	174,414
Daicel Chemical Industries Ltd.	2,200	27,284
Essentra PLC	1,516	18,224
Evonik Industries AG	590	17,396
Givaudan SA	144	275,976
HEXPOL AB (B Shares)	1,500	15,123
Incitec Pivot Ltd.	16,313	40,676
Johnson Matthey PLC	819	34,210
LG Chemical Ltd.	163	37,104
Linde AG	2,465	369,239
Mitsubishi Chemical Holdings Corp.	4,300	21,731
Mitsui Chemicals, Inc.	9,000	33,574
Nippon Paint Holdings Co. Ltd.	6,300	177,956
Nissan Chemical Industries Co. Ltd.	700	20,456
Orica Ltd.	11,962	117,579
Sumitomo Chemical Co. Ltd.	7,000	31,823
Symrise AG	4,654	292,003
Syngenta AG (Switzerland)	564	221,778
Yara International ASA	1,187	42,808
		2,744,862
Construction Materials - 0.3%
CRH PLC	3,148	95,735
James Hardie Industries PLC CDI	4,888	74,471
Lafargeholcim Ltd. (Reg.)	625	28,106
		198,312
Containers & Packaging - 0.1%
Billerud AB	781	11,957
Huhtamaki Oyj	318	13,293
		25,250
Metals & Mining - 0.9%
BHP Billiton PLC	8,533	100,568
Iluka Resources Ltd.	11,094	51,717
Newcrest Mining Ltd. (a)	2,134	29,413
Randgold Resources Ltd.	657	55,199
Rio Tinto Ltd.	4,553	147,061
Rio Tinto PLC	7,291	203,184
		587,142
Paper& Forest Products - 0.0%
Mondi PLC	1,126	21,951

TOTAL MATERIALS		3,577,517

TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 1.4%
Bezeq The Israel Telecommunication Corp. Ltd.	8,500	16,437
BT Group PLC	16,797	107,431
Deutsche Telekom AG	10,640	187,879
Elisa Corp. (A Shares)	511	19,468
Hellenic Telecommunications Organization SA	4,556	46,181
Nippon Telegraph & Telephone Corp.	2,900	126,919
Singapore Telecommunications Ltd.	24,500	68,851
TDC A/S	19,953	99,874
Telecom Italia SpA (a)	55,824	52,871
Telefonica Deutschland Holding AG	7,516	33,610
TeliaSonera AB	6,043	28,332
Telstra Corp. Ltd.	23,219	93,809
		881,662
Wireless Telecommunication Services - 4.0%
China Mobile Ltd.	24,768	282,021
KDDI Corp.	40,600	1,177,834
SK Telecom Co. Ltd.	1,478	277,048
SoftBank Corp.	3,300	183,857
Vodafone Group PLC	180,221	601,889
		2,522,649

TOTAL TELECOMMUNICATION SERVICES		3,404,311

UTILITIES - 2.1%
Electric Utilities - 1.0%
Enel SpA	25,739	116,710
Iberdrola SA	11,229	76,163
Kansai Electric Power Co., Inc. (a)	4,200	40,509
Power Assets Holdings Ltd.	3,500	33,938
Red Electrica Corporacion SA	400	35,623
Scottish & Southern Energy PLC	14,214	314,991
		617,934
Gas Utilities - 0.3%
APA Group unit	12,743	80,772
China Resource Gas Group Ltd.	28,000	78,371
ENN Energy Holdings Ltd.	4,000	19,844
Rubis	343	25,997
		204,984
Multi-Utilities - 0.8%
E.ON AG	9,510	93,533
Engie	22,200	341,983
Suez Environnement SA	3,092	51,966
Veolia Environnement SA	2,324	52,181
		539,663

TOTAL UTILITIES		1,362,581

TOTAL COMMON STOCKS
(Cost $50,361,949)		57,162,931

Nonconvertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.8%
Volkswagen AG	3,308	494,495
CONSUMER STAPLES - 0.7%
Beverages - 0.2%
Ambev SA sponsored ADR	28,177	148,211
Household Products - 0.5%
Henkel AG & Co. KGaA	2,778	323,776

TOTAL CONSUMER STAPLES		471,987

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC	348,610	505
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $933,709)		966,987
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.3% 6/2/16 to 7/28/16 (b)
(Cost $159,954)	$160,000	159,954
	Shares

Money Market Funds - 7.6%
SSgA U.S. Treasury Money Market Fund Class N, 0.03% (c)
(Cost $4,783,418)	4,783,418	4,783,418
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $56,239,030)		63,073,290
NET OTHER ASSETS (LIABILITIES) - 0.3%		202,798
NET ASSETS - 100%		$63,276,088

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
8 CME Nikkei 225 Index Contracts (United States)	June 2016	683,400	$2,955
29 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2016	2,407,725	53,259
TOTAL FUTURES CONTRACTS			$56,214

The face value of futures purchased as a percentage of Net Assets is 4.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $159,954.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$6,087,113	$2,635,901	$3,451,212	$--
Consumer Staples	8,861,155	2,527,414	6,333,741	--
Energy	2,809,278	817,208	1,992,070	--
Financials	12,198,281	6,862,316	5,335,965	--
Health Care	5,678,750	689,102	4,989,648	--
Industrials	7,735,268	4,909,464	2,825,804	--
Information Technology	6,415,664	4,134,109	2,281,555	--
Materials	3,577,517	1,637,752	1,939,765	--
Telecommunication Services	3,404,311	566,109	2,838,202	--
Utilities	1,362,581	796,838	565,743	--
Other Short-Term Investments	159,954	--	159,954	--
Money Market Funds	4,783,418	4,783,418	--	--
Total Investments in Securities:	$63,073,290	$30,359,631	$32,713,659	$--
Derivative Instruments:
Assets
Futures Contracts	$56,214	$56,214	$--	$--
Total Assets	$56,214	$56,214	$--	$--
Total Derivative Instruments:	$56,214	$56,214	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$2,410,606
Level 2 to Level 1	$2,262,925

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $56,555,097. Net unrealized appreciation aggregated $6,518,193, of which $10,015,280 related to appreciated investment securities and $3,497,087 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® International II Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

May 31, 2016

SIL-QTLY-0716
1.912844.105

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 14.0%
	Shares	Value
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.2%
Bridgestone Corp.	57,500	$1,967,952
Continental AG	9,564	2,051,659
DENSO Corp.	28,100	1,098,503
Valeo SA	6,510	982,561
		6,100,675
Automobiles - 0.4%
Honda Motor Co. Ltd.	194,400	5,455,178
Renault SA	27,834	2,611,968
Suzuki Motor Corp.	74,800	1,905,949
Yamaha Motor Co. Ltd.	97,300	1,705,024
		11,678,119
Hotels, Restaurants & Leisure - 0.2%
Accor SA	44,195	1,922,932
Flight Centre Travel Group Ltd.	37,828	864,223
InterContinental Hotel Group PLC	25,175	970,259
Oriental Land Co. Ltd.	16,100	1,055,294
Whitbread PLC	17,363	1,059,221
		5,871,929
Household Durables - 0.3%
Casio Computer Co. Ltd.	55,000	850,447
Sony Corp.	109,100	3,033,533
Taylor Wimpey PLC	1,177,750	3,503,701
Techtronic Industries Co. Ltd.	518,000	2,083,132
		9,470,813
Internet & Catalog Retail - 0.0%
Rakuten, Inc.	62,300	662,593
Media - 0.5%
Altice NV:
Class A (a)	89,646	1,545,044
Class B (a)	46,247	799,638
Axel Springer Verlag AG	28,054	1,595,674
Dentsu, Inc.	26,100	1,310,910
ITV PLC	1,247,290	3,870,237
ProSiebenSat.1 Media AG	39,231	1,972,342
RELX NV	70,788	1,225,456
Vivendi SA	125,161	2,479,281
Wolters Kluwer NV	25,889	1,031,953
		15,830,535
Multiline Retail - 0.0%
Don Quijote Holdings Co. Ltd.	11,300	360,159
Specialty Retail - 0.1%
Carphone Warehouse Group PLC	96,969	617,958
Inditex SA	65,622	2,217,001
Nitori Holdings Co. Ltd.	13,400	1,353,347
USS Co. Ltd.	38,000	597,579
		4,785,885
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	25,737	3,294,809
LVMH Moet Hennessy - Louis Vuitton SA	8,412	1,346,690
		4,641,499

TOTAL CONSUMER DISCRETIONARY		59,402,207

CONSUMER STAPLES - 1.7%
Beverages - 0.4%
Anheuser-Busch InBev SA NV	43,586	5,509,094
Asahi Group Holdings	55,300	1,874,152
Coca-Cola Amatil Ltd.	208,684	1,341,801
Diageo PLC	190,700	5,174,684
Pernod Ricard SA	6,535	711,920
		14,611,651
Food & Staples Retailing - 0.1%
Seven & i Holdings Co. Ltd.	42,600	1,812,424
Tesco PLC (a)	287,209	683,808
		2,496,232
Food Products - 0.3%
Danone SA	44,065	3,095,663
Nestle SA	117,804	8,705,679
		11,801,342
Household Products - 0.2%
Reckitt Benckiser Group PLC	28,222	2,809,763
Svenska Cellulosa AB (SCA) (B Shares)	110,105	3,524,374
		6,334,137
Personal Products - 0.3%
L'Oreal SA	10,106	1,899,186
Unilever NV (Certificaten Van Aandelen) (Bearer)	121,575	5,458,686
Unilever PLC	64,535	2,939,551
		10,297,423
Tobacco - 0.4%
British American Tobacco PLC (United Kingdom)	46,840	2,849,385
Imperial Tobacco Group PLC	106,145	5,781,977
Japan Tobacco, Inc.	99,700	3,931,730
		12,563,092

TOTAL CONSUMER STAPLES		58,103,877

ENERGY - 0.7%
Energy Equipment & Services - 0.1%
Amec Foster Wheeler PLC	215,769	1,365,039
Tecnicas Reunidas SA	26,969	848,150
		2,213,189
Oil, Gas & Consumable Fuels - 0.6%
Lundin Petroleum AB(a)	133,252	2,389,841
Oil Search Ltd. ADR	365,016	1,791,306
Royal Dutch Shell PLC:
Class A (United Kingdom)	342,491	8,222,632
Class B (United Kingdom)	17,690	424,674
Statoil ASA	127,558	2,016,475
Total SA	130,537	6,330,964
		21,175,892

TOTAL ENERGY		23,389,081

FINANCIALS - 3.3%
Banks - 1.7%
Australia & New Zealand Banking Group Ltd.	249,127	4,587,841
Banco Bilbao Vizcaya Argentaria SA	287,409	1,903,041
Banco Popolare Societa Cooperativa	93,072	460,620
Bank of Ireland (a)	1,646,400	494,604
Bankinter SA	202,460	1,539,926
Danske Bank A/S	105,926	3,056,700
Erste Group Bank AG	52,849	1,414,199
Hang Seng Bank Ltd.	166,900	2,961,813
HSBC Holdings PLC (United Kingdom)	710,007	4,589,106
Intesa Sanpaolo SpA	1,337,898	3,435,717
KBC Groep NV	44,835	2,654,416
Lloyds Banking Group PLC	4,720,141	4,913,424
Mitsubishi UFJ Financial Group, Inc.	931,500	4,602,096
Nordea Bank AB	451,340	4,380,103
Seven Bank Ltd.	296,600	1,085,574
Shinsei Bank Ltd.	776,000	1,236,662
Societe Generale Series A	91,063	3,757,638
Swedbank AB (A Shares)	114,744	2,525,610
The Suruga Bank Ltd.	34,400	764,313
Unione di Banche Italiane SCpA	210,173	781,056
United Overseas Bank Ltd.	229,460	3,035,917
Westpac Banking Corp.	73,944	1,635,046
		55,815,422
Capital Markets - 0.4%
Credit Suisse Group AG	224,259	3,087,937
Julius Baer Group Ltd.	42,111	1,877,830
Macquarie Group Ltd.	42,018	2,273,690
Magellan Financial Group Ltd.	61,149	1,090,743
Man Group PLC	516,621	986,939
Partners Group Holding AG	3,692	1,556,286
UBS Group AG	118,510	1,831,301
		12,704,726
Diversified Financial Services - 0.2%
Challenger Ltd.	260,167	1,799,502
Deutsche Boerse AG	16,174	1,417,185
ORIX Corp.	301,400	4,155,745
		7,372,432
Insurance - 0.6%
AIA Group Ltd.	754,200	4,411,207
Aviva PLC	379,377	2,468,523
AXA SA	148,880	3,740,988
Insurance Australia Group Ltd.	299,921	1,274,595
Prudential PLC	172,908	3,447,295
Sampo Oyj (A Shares)	40,530	1,806,985
Sony Financial Holdings, Inc.	89,000	1,077,035
Zurich Insurance Group AG	10,892	2,636,103
		20,862,731
Real Estate Investment Trusts - 0.1%
British Land Co. PLC	179,403	1,922,804
Nippon Prologis REIT, Inc.	322	697,921
Westfield Corp. unit (a)	258,765	2,004,880
		4,625,605
Real Estate Management & Development - 0.3%
AEON MALL Co. Ltd.	51,550	675,706
CapitaLand Ltd.	360,400	782,511
Cheung Kong Property Holdings Ltd.	245,448	1,536,666
Daito Trust Construction Co. Ltd.	10,600	1,535,826
Hysan Development Co. Ltd.	298,000	1,284,689
Leopalace21 Corp.	253,600	1,588,744
Mitsui Fudosan Co. Ltd.	51,000	1,242,128
Sino Land Ltd.	518,000	793,257
		9,439,527

TOTAL FINANCIALS		110,820,443

HEALTH CARE - 1.8%
Biotechnology - 0.0%
Genmab A/S(a)	4,467	807,237
Health Care Equipment & Supplies - 0.2%
Ansell Ltd. (a)	60,415	834,437
Hoya Corp.	73,100	2,558,743
Olympus Corp.	83,300	3,501,841
Sysmex Corp.	14,500	1,050,915
		7,945,936
Health Care Providers & Services - 0.1%
Fresenius SE & Co. KGaA	47,118	3,556,045
Pharmaceuticals - 1.5%
Astellas Pharma, Inc.	297,900	4,047,874
Bayer AG	36,590	3,484,710
GlaxoSmithKline PLC	260,768	5,449,748
Hikma Pharmaceuticals PLC	27,605	918,780
Novartis AG	138,108	10,975,786
Novo Nordisk A/S Series B	98,209	5,496,127
Sanofi SA	85,823	7,053,991
Shionogi & Co. Ltd.	23,300	1,302,622
Shire PLC	81,000	5,004,528
Teva Pharmaceutical Industries Ltd.	5,400	280,465
Teva Pharmaceutical Industries Ltd. sponsored ADR	87,813	4,554,860
		48,569,491

TOTAL HEALTH CARE		60,878,709

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.2%
BAE Systems PLC	349,632	2,445,397
Leonardo-Finmeccanica SpA (a)	235,980	2,793,672
Rolls-Royce Group PLC	149,998	1,345,009
Zodiac Aerospace	53,904	1,258,902
		7,842,980
Air Freight & Logistics - 0.1%
Deutsche Post AG	79,103	2,307,286
Building Products - 0.1%
Compagnie de St. Gobain	59,135	2,639,758
Toto Ltd.	29,100	1,096,377
		3,736,135
Commercial Services & Supplies - 0.1%
Brambles Ltd.	157,711	1,464,715
Edenred SA	68,613	1,271,099
		2,735,814
Construction & Engineering - 0.2%
Bouygues SA	48,900	1,588,731
SHIMIZU Corp.	90,000	801,277
Taisei Corp.	144,000	1,063,017
VINCI SA	36,247	2,729,771
		6,182,796
Electrical Equipment - 0.1%
Nidec Corp.	17,100	1,309,927
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd.	216,948	2,518,252
Koninklijke Philips Electronics NV	107,933	2,907,975
Siemens AG	18,741	2,018,894
		7,445,121
Machinery - 0.4%
Alfa Laval AB	192,056	2,903,398
Andritz AG	13,303	677,542
Atlas Copco AB (A Shares)	39,597	1,022,994
Glory Ltd.	15,900	459,925
Kubota Corp.	101,900	1,483,183
Makita Corp.	26,900	1,734,163
Minebea Mitsumi, Inc.	91,000	722,639
NGK Insulators Ltd.	63,000	1,374,833
Sandvik AB	105,565	1,032,066
		11,410,743
Professional Services - 0.1%
Capita Group PLC	96,992	1,494,690
SEEK Ltd.	103,013	1,213,578
		2,708,268
Road & Rail - 0.1%
East Japan Railway Co.	43,700	3,964,789
Trading Companies & Distributors - 0.2%
Itochu Corp.	181,700	2,263,153
Misumi Group, Inc.	113,500	1,728,224
Rexel SA	136,620	2,089,381
Wolseley PLC	32,056	1,877,014
		7,957,772
Transportation Infrastructure - 0.0%
Kamigumi Co. Ltd.	78,000	708,795

TOTAL INDUSTRIALS		58,310,426

INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson (B Shares)	147,717	1,140,271
Electronic Equipment & Components - 0.1%
Alps Electric Co. Ltd.	40,700	812,980
Keyence Corp.	3,200	2,014,986
Murata Manufacturing Co. Ltd.	10,000	1,154,663
		3,982,629
Internet Software & Services - 0.0%
United Internet AG	24,262	1,144,323
IT Services - 0.2%
Amadeus IT Holding SA Class A	61,228	2,836,398
Capgemini SA	16,327	1,556,846
Nomura Research Institute Ltd.	28,720	1,078,493
		5,471,737
Semiconductors & Semiconductor Equipment - 0.0%
Disco Corp.	8,600	812,779
Software - 0.3%
Nintendo Co. Ltd.	13,200	1,938,885
SAP AG	68,551	5,551,922
Square Enix Holdings Co. Ltd.	42,400	1,333,576
Trend Micro, Inc.	48,600	1,752,699
		10,577,082
Technology Hardware, Storage & Peripherals - 0.1%
Fujifilm Holdings Corp.	33,400	1,346,272

TOTAL INFORMATION TECHNOLOGY		24,475,093

MATERIALS - 0.9%
Chemicals - 0.5%
Clariant AG (Reg.)	125,590	2,243,942
Croda International PLC	32,551	1,386,070
Incitec Pivot Ltd.	601,612	1,500,112
Mitsubishi Chemical Holdings Corp.	191,600	968,305
Mitsui Chemicals, Inc.	330,000	1,231,039
Nippon Paint Holdings Co. Ltd.	20,700	584,713
Sumitomo Chemical Co. Ltd.	278,000	1,263,812
Symrise AG	30,304	1,901,344
Syngenta AG (Switzerland)	13,055	5,133,532
Yara International ASA	46,707	1,684,458
		17,897,327
Construction Materials - 0.1%
CRH PLC	44,430	1,351,174
James Hardie Industries PLC CDI	120,432	1,834,850
Lafargeholcim Ltd. (Reg.)	22,227	999,544
		4,185,568
Metals & Mining - 0.3%
Newcrest Mining Ltd. (a)	69,074	952,036
Randgold Resources Ltd.	26,218	2,202,762
Rio Tinto Ltd.	78,733	2,543,052
Rio Tinto PLC	84,516	2,355,269
		8,053,119
Paper & Forest Products - 0.0%
Mondi PLC	41,973	818,255

TOTAL MATERIALS		30,954,269

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.6%
Bezeq The Israel Telecommunication Corp. Ltd.	369,353	714,221
BT Group PLC	238,327	1,524,300
Deutsche Telekom AG	286,593	5,060,589
Nippon Telegraph & Telephone Corp.	103,300	4,520,941
Telecom Italia SpA (a)	1,952,007	1,848,746
Telefonica Deutschland Holding AG	248,880	1,112,927
TeliaSonera AB	226,484	1,061,848
Telstra Corp. Ltd.	780,943	3,155,144
		18,998,716
Wireless Telecommunication Services - 0.3%
KDDI Corp.	107,000	3,104,143
SoftBank Corp.	54,000	3,008,563
Vodafone Group PLC	1,634,343	5,458,257
		11,570,963

TOTAL TELECOMMUNICATION SERVICES		30,569,679

UTILITIES - 0.4%
Electric Utilities - 0.2%
Iberdrola SA	417,911	2,834,571
Kansai Electric Power Co., Inc. (a)	159,300	1,536,467
Power Assets Holdings Ltd.	119,000	1,153,898
Red Electrica Corporacion SA	14,367	1,279,475
		6,804,411
Multi-Utilities - 0.2%
E.ON AG	359,620	3,536,927
Suez Environnement SA	98,739	1,659,465
		5,196,392

TOTAL UTILITIES		12,000,803

TOTAL COMMON STOCKS
(Cost $463,442,895)		468,904,587

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	18,206	2,721,515
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC	10,649,858	15,425
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,298,614)		2,736,940

Equity Funds - 77.8%
Foreign Large Blend Funds - 36.2%
Fidelity International Discovery Fund (b)	12,432,503	478,278,392
Fidelity Overseas Fund (b)	10,629,955	437,635,265
Fidelity SAI International Index Fund (b)	5,000,000	50,550,000
Fidelity SAI International Minimum Volatility Index Fund(b)	24,917,216	242,444,515

TOTAL FOREIGN LARGE BLEND FUNDS		1,208,908,172

Foreign Large Growth Funds - 28.2%
Fidelity Advisor Overseas Fund Class I (b)	5,525,358	118,408,431
Fidelity Canada Fund (b)	34,327	1,592,780
Fidelity Diversified International Fund (b)	13,932,582	483,460,610
Fidelity International Capital Appreciation Fund (b)	19,955,478	340,640,011

TOTAL FOREIGN LARGE GROWTH FUNDS		944,101,832

Foreign Large Value Funds - 6.8%
Fidelity International Value Fund (b)	28,818,094	226,798,403
Foreign Small Mid Growth Funds - 2.0%
Fidelity International Small Cap Opportunities Fund (b)	4,332,178	65,329,241
Sector Funds - 1.4%
Fidelity International Real Estate Fund (b)	4,682,558	48,230,348
Other - 3.2%
Fidelity Advisor Global Capital Appreciation Fund Class I (b)	1,547,028	25,464,074
Fidelity Japan Fund (b)	4,235,371	49,130,302
Fidelity Japan Smaller Companies Fund (b)	2,233,766	31,875,840

TOTAL OTHER		106,470,216

TOTAL EQUITY FUNDS
(Cost $2,546,623,870)		2,599,838,212

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.33% 6/2/16 to 8/11/16 (c)
(Cost $12,737,193)	12,740,000	12,737,188

Money Market Funds - 7.6%
SSgA U.S. Treasury Money Market Fund Class N, 0.03% (d)
(Cost $253,761,220)	253,761,220	253,761,220
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $3,278,863,792)		3,337,978,147
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,086,214
NET ASSETS - 100%		$3,342,064,361

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
618 CME Nikkei 225 Index Contracts (United States)	June 2016	52,792,650	$228,238
2,295 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2016	190,542,375	3,595,788
TOTAL FUTURES CONTRACTS			$3,824,026

The face value of futures purchased as a percentage of Net Assets is 7.3%

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,766,691.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Global Capital Appreciation Fund Class I	$23,205,414	$--	$--	$--	$25,464,074
Fidelity Advisor Overseas Fund Class I	108,960,068	--	--	--	118,408,431
Fidelity Canada Fund	1,429,383	--	--	--	1,592,780
Fidelity Diversified International Fund	441,411,499	6,335,417	--	--	483,460,610
Fidelity International Capital Appreciation Fund	305,375,109	5,327,763	--	--	340,640,011
Fidelity International Discovery Fund	438,056,273	6,118,298	--	--	478,278,392
Fidelity International Real Estate Fund	41,907,975	2,093,249	--	--	48,230,348
Fidelity International Small Cap Opportunities Fund	57,519,602	3,318,021	--	--	65,329,241
Fidelity International Value Fund	207,323,065	3,234,515	--	--	226,798,403
Fidelity Japan Fund	44,909,084	578,375	--	--	49,130,302
Fidelity Japan Smaller Companies Fund	28,967,634	997,129	--	--	31,875,840
Fidelity Overseas Fund	385,949,842	14,019,825	--	--	437,635,265
Fidelity SAI International Index Fund	46,550,000	--	--	--	50,550,000
Fidelity SAI International Minimum Volatility Index Fund	--	242,986,937	--	--	242,444,515
Total	$2,131,564,948	$285,009,529	$--	$--	$2,599,838,212

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$62,123,722	$26,333,780	$35,789,942	$--
Consumer Staples	58,103,877	11,917,457	46,186,420	--
Energy	23,389,081	6,394,336	16,994,745	--
Financials	110,820,443	58,101,762	52,718,681	--
Health Care	60,878,709	10,671,359	50,207,350	--
Industrials	58,325,851	26,291,489	32,034,362	--
Information Technology	24,475,093	5,537,567	18,937,526	--
Materials	30,954,269	15,863,663	15,090,606	--
Telecommunication Services	30,569,679	10,042,881	20,526,798	--
Utilities	12,000,803	6,927,409	5,073,394	--
Equity Funds	2,599,838,212	2,599,838,212	--	--
Other Short-Term Investments	12,737,188	--	12,737,188	--
Money Market Funds	253,761,220	253,761,220	--	--
Total Investments in Securities:	$3,337,978,147	$3,031,681,135	$306,297,012	$--
Derivative Instruments:
Assets
Futures Contracts	$3,824,026	$3,824,026	$--	$--
Total Assets	$3,824,026	$3,824,026	$--	$--
Total Derivative Instruments:	$3,824,026	$3,824,026	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$26,951,852
Level 2 to Level 1	$27,279,762

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $3,291,967,240. Net unrealized appreciation aggregated $46,010,907, of which $154,026,743 related to appreciated investment securities and $108,015,836 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Core Income Multi-Manager Fund

May 31, 2016

ACF-QTLY-0716
1.941275.103

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 11.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.4%
General Motors Co.:
3.5% 10/2/18	$20,000	$20,509
5.2% 4/1/45	6,000	5,828
6.6% 4/1/36	5,000	5,703
6.75% 4/1/46	11,000	12,869
General Motors Financial Co., Inc.:
2.625% 7/10/17	20,000	20,147
3.25% 5/15/18	10,000	10,189
3.5% 7/10/19	10,000	10,264
4.25% 5/15/23	10,000	10,214
4.375% 9/25/21	55,000	57,633
4.75% 8/15/17	15,000	15,491
		168,847
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	9,000	9,747
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	2,000	2,053
3.7% 1/30/26	5,000	5,314
4.7% 12/9/35	3,000	3,225
4.875% 12/9/45	4,000	4,431
		15,023
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	100,000	103,250
Media - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	13,000	13,694
4.908% 7/23/25 (a)	16,000	17,146
Discovery Communications LLC 3.25% 4/1/23	2,000	1,934
NBCUniversal, Inc. 5.15% 4/30/20	100,000	112,680
Time Warner Cable, Inc.:
4% 9/1/21	118,000	122,823
5.5% 9/1/41	10,000	10,071
5.875% 11/15/40	13,000	13,567
6.55% 5/1/37	18,000	20,266
7.3% 7/1/38	17,000	20,442
8.25% 4/1/19	17,000	19,665
Viacom, Inc. 4.25% 9/1/23	22,000	22,477
		374,765

TOTAL CONSUMER DISCRETIONARY		671,632

CONSUMER STAPLES - 0.4%
Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	20,000	20,353
3.3% 2/1/23	20,000	20,557
3.65% 2/1/26	20,000	20,784
4.7% 2/1/36	23,000	24,852
4.9% 2/1/46	26,000	28,975
Constellation Brands, Inc. 4.25% 5/1/23	40,000	41,200
		156,721
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	7,000	7,234
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	4,000	4,024
Tobacco - 0.0%
Reynolds American, Inc.:
2.3% 6/12/18	5,000	5,073
4% 6/12/22	3,000	3,224
5.7% 8/15/35	3,000	3,525
6.15% 9/15/43	4,000	4,926
		16,748

TOTAL CONSUMER STAPLES		184,727

ENERGY - 1.7%
Energy Equipment & Services - 0.3%
DCP Midstream LLC 4.75% 9/30/21 (a)	100,000	92,250
Halliburton Co.:
3.8% 11/15/25	6,000	6,068
4.85% 11/15/35	5,000	5,133
5% 11/15/45	7,000	7,159
		110,610
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.:
4.85% 3/15/21	3,000	3,109
5.55% 3/15/26	10,000	10,659
6.6% 3/15/46	10,000	11,116
Chesapeake Energy Corp.:
5.75% 3/15/23	5,000	3,050
6.125% 2/15/21	165,000	103,950
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	2,000	1,997
3.3% 6/1/20	12,000	12,037
4.5% 6/1/25	3,000	3,100
5.8% 6/1/45	4,000	4,325
DCP Midstream Operating LP:
2.5% 12/1/17	5,000	4,888
2.7% 4/1/19	4,000	3,746
3.875% 3/15/23	20,000	17,750
5.6% 4/1/44	10,000	8,225
El Paso Corp. 6.5% 9/15/20	20,000	21,829
Enable Midstream Partners LP:
2.4% 5/15/19	3,000	2,733
3.9% 5/15/24	3,000	2,542
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,000	973
Kinder Morgan, Inc.:
3.05% 12/1/19	123,000	122,572
4.3% 6/1/25	20,000	19,578
MPLX LP 4% 2/15/25	2,000	1,795
Petrobras Global Finance BV:
5.625% 5/20/43	10,000	6,650
7.25% 3/17/44	91,000	69,246
Petroleos Mexicanos:
3.5% 7/23/20	10,000	9,788
5.5% 2/4/19 (a)	15,000	15,668
6.375% 2/4/21 (a)	25,000	26,815
6.5% 6/2/41	15,000	14,175
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,000	9,386
Southwestern Energy Co.:
3.3% 1/23/18	4,000	3,860
4.05% 1/23/20	8,000	7,160
4.95% 1/23/25	46,000	38,525
Spectra Energy Partners LP 2.95% 9/25/18	2,000	2,026
The Williams Companies, Inc.:
3.7% 1/15/23	3,000	2,528
4.55% 6/24/24	38,000	33,155
Western Gas Partners LP 5.375% 6/1/21	2,000	2,013
Williams Partners LP:
4% 11/15/21	2,000	1,850
4.3% 3/4/24	8,000	7,118
		609,937

TOTAL ENERGY		720,547

FINANCIALS - 5.8%
Banks - 1.6%
Bank of America Corp.:
3.3% 1/11/23	15,000	15,263
3.875% 8/1/25	2,000	2,087
3.95% 4/21/25	43,000	42,936
4% 1/22/25	104,000	104,200
4.1% 7/24/23	5,000	5,307
4.2% 8/26/24	4,000	4,085
4.25% 10/22/26	11,000	11,163
4.45% 3/3/26	10,000	10,321
Citigroup, Inc.:
1.85% 11/24/17	21,000	21,055
4.05% 7/30/22	4,000	4,170
4.4% 6/10/25	11,000	11,301
5.3% 5/6/44	21,000	22,006
5.5% 9/13/25	4,000	4,405
Citizens Financial Group, Inc. 4.3% 12/3/25	20,000	20,589
Credit Suisse New York Branch 1.7% 4/27/18	108,000	108,026
JPMorgan Chase & Co.:
2.35% 1/28/19	4,000	4,063
3.875% 9/10/24	26,000	26,535
4.125% 12/15/26	31,000	32,095
4.25% 10/15/20	4,000	4,313
4.35% 8/15/21	4,000	4,351
4.625% 5/10/21	4,000	4,394
4.95% 3/25/20	4,000	4,405
Regions Financial Corp.:
2% 5/15/18	10,000	9,997
3.2% 2/8/21	7,000	7,074
Royal Bank of Canada 4.65% 1/27/26	22,000	22,976
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	98,786
6% 12/19/23	35,000	36,486
6.1% 6/10/23	13,000	13,606
6.125% 12/15/22	29,000	30,778
		686,773
Capital Markets - 1.4%
Affiliated Managers Group, Inc. 4.25% 2/15/24	6,000	6,200
Credit Suisse AG 6% 2/15/18	2,000	2,114
Deutsche Bank AG London Branch 2.85% 5/10/19	20,000	20,009
Goldman Sachs Group, Inc.:
1.748% 9/15/17	30,000	29,999
2.625% 1/31/19	24,000	24,404
2.9% 7/19/18	29,000	29,632
5.75% 1/24/22	8,000	9,169
6.75% 10/1/37	190,000	231,061
Lazard Group LLC 4.25% 11/14/20	8,000	8,402
Morgan Stanley:
2.375% 7/23/19	20,000	20,212
3.7% 10/23/24	18,000	18,596
3.75% 2/25/23	36,000	37,475
4.875% 11/1/22	147,000	159,479
5% 11/24/25	13,000	14,103
		610,855
Consumer Finance - 0.1%
American Express Credit Corp. 1.875% 11/5/18	25,000	25,126
Discover Financial Services 3.95% 11/6/24	7,000	7,107
Hyundai Capital America 2.125% 10/2/17 (a)	4,000	4,020
Synchrony Financial:
1.875% 8/15/17	3,000	2,998
3% 8/15/19	4,000	4,044
3.75% 8/15/21	6,000	6,194
4.25% 8/15/24	6,000	6,202
		55,691
Diversified Financial Services - 0.3%
IntercontinentalExchange, Inc.:
2.75% 12/1/20	4,000	4,113
3.75% 12/1/25	7,000	7,253
MSCI, Inc. 5.25% 11/15/24 (a)	90,000	92,925
		104,291
Insurance - 0.4%
American International Group, Inc. 3.3% 3/1/21	6,000	6,154
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,249
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	8,000	7,300
Pacific LifeCorp 6% 2/10/20 (a)	2,000	2,219
Pricoa Global Funding I 5.375% 5/15/45 (b)	11,000	11,289
Prudential Financial, Inc. 4.5% 11/16/21	100,000	109,955
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	3,000	3,048
Unum Group 5.75% 8/15/42	5,000	5,304
		147,518
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc. 2.75% 1/15/20	2,000	1,990
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	3,038
AvalonBay Communities, Inc. 3.625% 10/1/20	5,000	5,288
Camden Property Trust:
2.95% 12/15/22	4,000	3,986
4.25% 1/15/24	8,000	8,545
Corporate Office Properties LP 5% 7/1/25	5,000	5,139
DDR Corp.:
3.5% 1/15/21	140,000	142,589
3.625% 2/1/25	5,000	4,898
4.25% 2/1/26	4,000	4,092
4.75% 4/15/18	132,000	137,965
Duke Realty LP:
3.625% 4/15/23	5,000	5,101
3.875% 10/15/22	8,000	8,288
5.95% 2/15/17	10,000	10,295
Equity One, Inc. 3.75% 11/15/22	20,000	19,963
ERP Operating LP 4.625% 12/15/21	275,000	307,205
Government Properties Income Trust 3.75% 8/15/19	10,000	10,172
Highwoods/Forsyth LP 3.2% 6/15/21	6,000	5,964
Lexington Corporate Properties Trust 4.4% 6/15/24	4,000	4,023
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	3,000	2,916
4.95% 4/1/24	3,000	3,049
5.25% 1/15/26	10,000	10,263
Retail Opportunity Investments Partnership LP:
4% 12/15/24	2,000	1,903
5% 12/15/23	2,000	2,052
Weingarten Realty Investors 3.375% 10/15/22	2,000	2,004
WP Carey, Inc.:
4% 2/1/25	13,000	12,455
4.6% 4/1/24	20,000	20,189
		743,372
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	10,030
4.1% 10/1/24	10,000	10,032
4.95% 4/15/18	11,000	11,491
CBRE Group, Inc. 4.875% 3/1/26	20,000	20,261
Digital Realty Trust LP 3.95% 7/1/22	7,000	7,200
Essex Portfolio LP 3.875% 5/1/24	7,000	7,351
Liberty Property LP 3.375% 6/15/23	25,000	24,816
Mack-Cali Realty LP:
2.5% 12/15/17	9,000	9,009
3.15% 5/15/23	12,000	10,734
Mid-America Apartments LP:
4% 11/15/25	3,000	3,109
4.3% 10/15/23	2,000	2,115
Tanger Properties LP:
3.75% 12/1/24	7,000	7,068
3.875% 12/1/23	4,000	4,094
Ventas Realty LP:
3.125% 6/15/23	3,000	2,993
4.125% 1/15/26	3,000	3,139
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	3,000	3,137
		136,579

TOTAL FINANCIALS		2,485,079

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Express Scripts Holding Co. 4.75% 11/15/21	2,000	2,204
WellPoint, Inc. 3.3% 1/15/23	21,000	21,302
		23,506
Pharmaceuticals - 0.1%
Mylan N.V.:
2.6% 6/9/19 (a)	6,000	5,993
3.25% 6/9/21 (a)	12,000	11,986
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	3,000	3,005
Zoetis, Inc. 3.25% 2/1/23	4,000	3,999
		24,983

TOTAL HEALTH CARE		48,489

INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	5,000	4,994
3.375% 6/1/21	6,000	6,054
3.75% 2/1/22	11,000	11,160
3.875% 4/1/21	9,000	9,288
4.25% 9/15/24	9,000	9,062
		40,558
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)(c)	17,000	17,226
6.02% 6/15/26 (a)(c)	10,000	10,090
		27,316
Software - 0.0%
Autodesk, Inc. 3.125% 6/15/20	16,000	16,234
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	10,000	10,274
4.4% 10/15/22 (a)	10,000	10,571
4.9% 10/15/25 (a)	10,000	10,228
		31,073

TOTAL INFORMATION TECHNOLOGY		74,623

MATERIALS - 0.5%
Metals & Mining - 0.5%
Alcoa, Inc. 5.125% 10/1/24	124,000	119,622
Anglo American Capital PLC:
3.625% 5/14/20 (a)	10,000	9,475
4.875% 5/14/25 (a)	19,000	17,290
Barrick Gold Corp. 4.1% 5/1/23	53,000	53,791
		200,178
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
3.6% 2/17/23	16,000	16,414
5.55% 8/15/41	48,000	52,344
CenturyLink, Inc.:
5.15% 6/15/17	2,000	2,051
6% 4/1/17	2,000	2,060
6.15% 9/15/19	2,000	2,098
Verizon Communications, Inc.:
3.45% 3/15/21	28,000	29,617
4.5% 9/15/20	103,000	112,976
5.012% 8/21/54	84,000	86,818
		304,378
UTILITIES - 0.2%
Electric Utilities - 0.1%
Cleveland Electric Illuminating Co. 5.7% 4/1/17	3,000	3,100
Duke Energy Corp. 2.1% 6/15/18	5,000	5,036
Entergy Corp. 4% 7/15/22	10,000	10,579
FirstEnergy Corp.:
4.25% 3/15/23	30,000	30,966
7.375% 11/15/31	5,000	6,092
IPALCO Enterprises, Inc. 3.45% 7/15/20	17,000	17,170
		72,943
Multi-Utilities - 0.1%
Dominion Resources, Inc. 2.9286% 9/30/66 (b)	6,000	4,441
Puget Energy, Inc.:
6% 9/1/21	13,000	14,772
6.5% 12/15/20	4,000	4,604
Sempra Energy 6% 10/15/39	11,000	13,202
		37,019

TOTAL UTILITIES		109,962

TOTAL NONCONVERTIBLE BONDS
(Cost $4,846,063)		4,840,173

U.S. Government and Government Agency Obligations - 5.0%
U.S. Treasury Inflation-Protected Obligations - 1.9%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$182,027	$173,281
1% 2/15/46	100,501	102,976
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25	441,835	446,769
0.625% 1/15/26	70,153	72,478

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		795,504

U.S. Treasury Obligations - 3.1%
U.S. Treasury Bonds:
2.5% 2/15/46	30,000	29,099
3% 5/15/45	185,000	198,731
3% 11/15/45	140,000	150,380
U.S. Treasury Notes:
0.875% 11/30/17	695,000	695,489
1.625% 2/15/26	35,000	34,282
2% 8/15/25	229,000	232,229

TOTAL U.S. TREASURY OBLIGATIONS		1,340,210

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,087,032)		2,135,714

U.S. Government Agency - Mortgage Securities - 6.4%
Fannie Mae - 4.1%
2.5% 1/1/28	81,417	83,858
3% 9/1/43 to 1/1/45	370,181	379,551
3.5% 11/1/30 to 5/1/46	383,276	404,235
4% 4/1/42 to 1/1/43	427,187	458,241
4.5% 3/1/41 to 1/1/42	92,867	101,559
5% 11/1/33 to 2/1/35	98,402	110,799
5.5% 5/1/27 to 9/1/41	190,300	213,173

TOTAL FANNIE MAE		1,751,416

Freddie Mac - 0.9%
3% 2/1/43	76,127	78,373
3.5% 4/1/43 to 8/1/43	162,967	171,266
4% 2/1/41	73,280	78,557
4.5% 3/1/41 to 4/1/41	71,917	78,566

TOTAL FREDDIE MAC		406,762

Ginnie Mae - 1.4%
3% 6/1/46 (c)	90,000	93,107
3.5% 12/20/41 to 8/20/43	243,726	258,140
4% 11/20/40	58,031	62,542
4.5% 5/20/41	68,906	75,032
5% 10/15/33	88,604	98,757

TOTAL GINNIE MAE		587,578

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,712,223)		2,745,756

Asset-Backed Securities - 0.1%
Vericrest Opportunity Loan Trust Series 2014-NPL7 Class A1, 3.375% 8/27/57(a)		$
(Cost $26,108)	26,140	25,853

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25(a)
(Cost $66,683)	66,683	66,569

Commercial Mortgage Securities - 1.8%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	98,500	100,519
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	100,917	102,269
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	4,450	4,467
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	7,482	7,539
Series 2007-CB18 Class A4, 5.44% 6/12/47	62,322	63,242
Series 2007-LD11 Class A4, 5.929% 6/15/49 (b)	240,000	244,441
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0959% 7/15/44 (b)	8,580	8,923
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-4 Class A3, 5.172% 12/12/49 (b)	18,722	18,845
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	170,000	172,662
Series 2007-C31 Class A4, 5.509% 4/15/47	10,000	10,157
Series 2007-C33 Class A4, 6.1472% 2/15/51 (b)	22,443	22,898
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $814,534)		755,962

Municipal Securities - 0.5%
Chicago Gen. Oblig.:
(Taxable Proj.) Series 2012 B, 5.432% 1/1/42	$25,000	$20,588
6.314% 1/1/44	35,000	31,820
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	5,000	5,104
4.95% 6/1/23	15,000	15,837
5.1% 6/1/33	95,000	90,923
Series 2010 5, 6.2% 7/1/21	5,000	5,424
Series 2010-1, 6.63% 2/1/35	20,000	21,829
Series 2010-3:
6.725% 4/1/35	5,000	5,495
7.35% 7/1/35	5,000	5,656
Series 2011, 5.877% 3/1/19	15,000	16,245
Series 2013:
1.84% 12/1/16	5,000	5,001
3.6% 12/1/19	5,000	5,084
TOTAL MUNICIPAL SECURITIES
(Cost $237,208)		229,006

Foreign Government and Government Agency Obligations - 0.0%
United Mexican States 3.5% 1/21/21		$
(Cost $10,950)	11,000	11,457

Bank Notes - 0.0%
Marshall & Ilsley Bank 5% 1/17/17
(Cost $1,017)	1,000	1,021
	Shares	Value

Fixed-Income Funds - 74.3%
Intermediate-Term Bond Funds - 74.3%
Metropolitan West Total Return Bond Fund Class I	951,623	$10,315,598
PIMCO Total Return Fund Institutional Class	888,235	9,059,995
Western Asset Core Bond Fund Class I	1,013,104	12,603,007
TOTAL INTERMEDIATE-TERM BOND FUNDS
(Cost $32,335,383)		31,978,600

Money Market Funds - 0.8%
SSgA U.S. Treasury Money Market Fund Class N, 0.03% (d)
(Cost $331,796)	331,796	331,796
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $43,468,997)		43,121,907
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(77,603)
NET ASSETS - 100%		$43,044,304

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
4% 6/1/46
(Proceeds $106,844)	$(100,000)	$(106,764)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $470,640 or 1.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$4,840,173	$--	$4,840,173	$--
U.S. Government and Government Agency Obligations	2,135,714	--	2,135,714	--
U.S. Government Agency - Mortgage Securities	2,745,756	--	2,745,756	--
Asset-Backed Securities	25,853	--	25,853	--
Collateralized Mortgage Obligations	66,569	--	66,569	--
Commercial Mortgage Securities	755,962	--	755,962	--
Municipal Securities	229,006	--	229,006	--
Foreign Government and Government Agency Obligations	11,457	--	11,457	--
Bank Notes	1,021	--	1,021	--
Fixed-Income Funds	31,978,600	31,978,600	--	--
Money Market Funds	331,796	331,796	--	--
Total Investments in Securities:	$43,121,907	$32,310,396	$10,811,511	$--
Other Financial Instruments:
TBA Sale Commitments	$(106,764)	$--	$(106,764)	$--
Total Other Financial Instruments:	$(106,764)	$--	$(106,764)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $43,475,509. Net unrealized depreciation aggregated $353,602, of which $648,040 related to appreciated investment securities and $1,001,642 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Emerging Markets Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

May 31, 2016

SAE-QTLY-0716
1.918363.105

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 27.6%
	Shares	Value
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.1%
Amtek Auto Ltd. (a)	104,060	$50,137
CEAT Ltd.	63,906	878,096
FIEM Industries Ltd.	6,200	76,381
Gabriel India Ltd. (a)	101,598	135,445
Gmb Korea Corp.	7,110	28,846
HS Chemical	2,389	75,853
JK Tyre & Industries Ltd. (a)	66,839	85,379
MAHLE Metal Leve SA	23,500	151,850
Motherson Sumi Systems Ltd.	226,075	957,292
MRF Ltd. (a)	2,981	1,497,196
Seoyon Co. Ltd.	10,757	100,295
Seoyon E-Hwa Co., Ltd.	6,774	74,823
Sewon Precision Industries Co. Ltd.	912	15,245
Sri Trang Agro-Industry PCL NVDR	177,100	57,049
Sungwoo Hitech Co. Ltd.	17,982	120,080
Tianneng Power International Ltd. (a)	2,464,000	1,816,906
TVS Srichakra Ltd.	1,476	51,533
Yoo Sung Enterprise	16,600	54,101
		6,226,507
Automobiles - 0.9%
Brilliance China Automotive Holdings Ltd.	3,094,000	3,006,106
Dongfeng Motor Group Co. Ltd. (H Shares)	3,934,000	4,384,189
Geely Automobile Holdings Ltd.	5,000,000	2,644,532
Great Wall Motor Co. Ltd. (H Shares)	854,500	657,691
Hero Motocorp Ltd. (a)	187,366	8,634,292
Hyundai Motor Co.	46,414	5,438,638
Kia Motors Corp.	178,025	6,975,890
Tofas Turk Otomobil Fabrikasi A/S	1,221,580	9,161,540
		40,902,878
Distributors - 0.1%
Imperial Holdings Ltd.	521,749	4,647,728
Diversified Consumer Services - 0.2%
China Distance Education Holdings Ltd. ADR	7,571	81,388
New Oriental Education & Technology Group, Inc. sponsored ADR	247,638	10,462,706
		10,544,094
Hotels, Restaurants & Leisure - 0.2%
China Lodging Group Ltd. ADR	29,836	1,011,739
Jollibee Food Corp.	259,800	1,307,750
Sands China Ltd.	1,380,400	5,293,687
		7,613,176
Household Durables - 0.6%
Arcelik A/S	49,412	328,231
Coway Co. Ltd.	2,484	214,910
Cyrela Brazil Realty SA	507,108	1,347,199
Haier Electronics Group Co. Ltd.	3,983,500	6,438,601
Kang Yong Electric PCL NVDR	5,000	45,518
LG Electronics, Inc.	89,536	4,219,175
MRV Engenharia e Participacoes SA	1,323,136	3,610,284
Nien Made Enterprise Co. Ltd.	395,882	3,632,725
Skyworth Digital Holdings Ltd.	3,982,000	2,403,318
Vestel Elektonik Sanayi ve Ticaret A/S (a)	180,391	392,300
Vestel White Goods A/S	224,279	791,636
Wuxi Little Swan Co. Ltd. (B Shares)	242,975	853,926
		24,277,823
Internet & Catalog Retail - 0.1%
Ctrip.com International Ltd. ADR (a)	71,339	3,264,473
Vipshop Holdings Ltd. ADR (a)	121,000	1,412,070
		4,676,543
Media - 0.4%
ABS CBN Broadcasting Corp. (depositary receipt)	190,800	204,203
CJ Hellovision Co. Ltd.	18,856	209,069
Hyundai HCN	154,083	484,701
KT Skylife Co. Ltd.	6,226	80,276
Megacable Holdings S.A.B. de CV unit	364,600	1,530,958
Multiplus SA	18,600	170,373
Naspers Ltd. Class N	70,478	10,369,832
PT Media Nusantara Citra Tbk	18,463,000	2,838,382
Smiles SA	237,700	2,654,852
		18,542,646
Multiline Retail - 0.0%
PT Matahari Department Store Tbk	215,300	299,072
Specialty Retail - 0.0%
Cashbuild Ltd.	3,812	88,046
Net Turizm Ticaret Ve Snayi A/S (a)	597,603	338,063
Padini Holdings Bhd	297,300	170,750
Pou Sheng International (Holdings) Ltd. (a)	1,122,000	314,765
PTG Energy PCL unit	258,400	136,076
Super Group Ltd. (a)	38,982	103,084
		1,150,784
Textiles, Apparel & Luxury Goods - 0.2%
361 Degrees International Ltd.	305,000	97,339
Aksa Akrilik Kimya Sanayii	61,811	176,926
CECEP COSTIN New Materials Group Ltd.	741,000	56,261
China Great Star International Ltd. (a)	66,524	102,817
Cosmo Lady (China) Holdings Co. Ltd.	660,000	473,931
ECLAT Textile Co. Ltd.	347,000	3,727,289
Grendene SA	55,100	252,201
Himatsingka Seide Ltd. (a)	120,769	395,638
Huvis Corp.	14,320	92,138
KPR Mill Ltd.	11,582	167,891
Peak Sport Products Co. Ltd.	384,000	109,704
RSWM Ltd. (a)	28,244	162,563
Trident Ltd. (a)	211,513	156,637
Vardhman Textiles Ltd.	6,798	85,522
Weiqiao Textile Co. Ltd. (H Shares)	483,500	368,345
Welspun India Ltd.	812,510	1,259,601
XTEP International Holdings Ltd.	478,500	253,082
		7,937,885

TOTAL CONSUMER DISCRETIONARY		126,819,136

CONSUMER STAPLES - 2.8%
Beverages - 0.9%
Ambev SA	1,988,655	10,516,714
China Resources Beer Holdings Co. Ltd.	58,000	125,692
Compania Cervecerias Unidas SA sponsored ADR	5,787	126,272
Embotelladora Andina SA sponsored ADR	3,860	72,877
Fomento Economico Mexicano S.A.B. de CV:
unit	173,000	1,562,898
sponsored ADR	127,467	11,558,708
Kweichow Moutai Co. Ltd.	73,668	2,959,634
Pepsi-Cola Products Philippines, Inc.	1,114,100	82,905
Radico Khaitan Ltd. (a)	51,099	64,969
SABMiller PLC	212,954	13,245,609
		40,316,278
Food & Staples Retailing - 0.5%
BGFretail Co. Ltd.	19,061	3,514,367
Bidcorp Ltd. (a)	39,661	763,631
C.P. ALL PCL (For. Reg.)	1,131,500	1,576,810
Clicks Group Ltd.	111,234	762,262
Drogasil SA	313,200	5,004,474
E-Mart Co. Ltd.	19,094	2,919,008
Eurocash SA	115,653	1,436,718
Grupo Comercial Chedraui S.A.B. de CV	177,397	443,090
O'Key Group SA GDR (Reg. S)	599,151	1,348,090
Pick 'n Pay Holdings Ltd.	39,927	73,928
Wal-Mart de Mexico SA de CV Series V	2,791,543	6,479,456
		24,321,834
Food Products - 0.9%
Brasil Foods SA	317,900	4,017,737
Britannia Industries Ltd.	56,091	2,257,259
China Foods Ltd.	586,000	209,643
China Mengniu Dairy Co. Ltd.	4,899,496	8,108,293
Daesang Holdings Co. Ltd.	4,590	54,748
Gruma S.A.B. de CV Series B	538,456	7,740,428
Industrias Bachoco SA de CV Series B	49,399	203,305
JBS SA	1,283,700	3,552,413
JUHAYNA Food Industries	2,201,160	1,735,158
M. Dias Branco SA	179,100	4,540,445
Marfrig Global Foods SA (a)	301,400	524,631
Tiger Brands Ltd.	258,864	5,723,709
		38,667,769
Household Products - 0.0%
PT Unilever Indonesia Tbk	114,000	359,693
Personal Products - 0.2%
AMOREPACIFIC Corp.	9,687	3,397,134
AMOREPACIFIC Group, Inc.	17,416	2,443,047
Bajaj Corp. Ltd.	14,049	81,049
China King-highway Holdings Ltd. (a)	157,740	369,006
Hypermarcas SA	76,500	603,346
LG Household & Health Care Ltd.	1,976	1,752,741
Marico Ltd.	108,057	400,433
		9,046,756
Tobacco - 0.3%
British American Tobacco (Malaysia) Bhd	5,100	61,870
ITC Ltd.	2,019,736	10,543,674
PT Gudang Garam Tbk	118,300	599,294
		11,204,838

TOTAL CONSUMER STAPLES		123,917,168

ENERGY - 2.6%
Energy Equipment & Services - 0.1%
Ezion Holdings Ltd.	6,185,300	2,470,347
Ezion Holdings Ltd. warrants 4/24/20 (a)	1,237,060	134,746
Petrofac Ltd.	200,998	2,264,878
		4,869,971
Oil, Gas & Consumable Fuels - 2.5%
Aegean Marine Petroleum Network, Inc.	66,185	440,792
Bangchak Petroleum PCL:
(For. Reg.)	520,100	440,701
NVDR	570,600	483,492
Bharat Petroleum Corp. Ltd. (a)	933,447	13,610,235
Chennai Petroleum Corp. Ltd. (a)	48,872	145,642
China Petroleum & Chemical Corp. (H Shares)	4,192,000	2,850,068
CNOOC Ltd.	15,432,000	18,373,512
Cosan Ltd. Class A	548,808	2,969,051
Cosan SA Industria e Comercio	297,800	2,705,550
Formosa Petrochemical Corp.	235,000	641,879
Gazprom OAO sponsored ADR (Reg. S)	986,029	4,310,919
Great Eastern Shipping Co. Ltd.	55,484	253,712
Grupa Lotos SA (a)	11,091	87,072
Hindustan Petroleum Corp. Ltd.	327,293	4,411,730
Indian Oil Corp. Ltd. (a)	438,495	2,713,256
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (a)	124,732	48,590
IRPC PCL NVDR	16,697,100	2,329,175
Kunlun Energy Co. Ltd.	584,000	477,977
Lukoil PJSC sponsored ADR	244,110	9,337,208
NOVATEK OAO GDR (Reg. S)	24,943	2,504,277
Oil & Natural Gas Corp. Ltd.	327,902	1,027,638
Ophir Energy PLC (a)	1,571,015	1,630,309
Petronas Dagangan Bhd	103,300	586,781
Petronet LNG Ltd.	588,773	2,395,041
Polish Oil & Gas Co. SA	975,843	1,309,009
Polski Koncern Naftowy Orlen SA	283,078	4,965,853
PT Adaro Energy Tbk	7,335,100	381,253
PT Energi Mega Persada Tbk (a)	11,847,200	43,365
PTT PCL NVDR	185,800	1,566,549
Rosneft Oil Co. OJSC GDR (Reg. S)	31,232	151,100
S-Oil Corp.	29,221	2,108,411
Sasol Ltd.	303,477	9,179,776
SK Energy Co. Ltd.	35,710	4,904,272
Star Petroleum Refining PCL unit	2,259,400	664,529
Thai Oil PCL NVDR	701,300	1,247,410
Tsakos Energy Navigation Ltd.	76,814	496,987
Tullow Oil PLC (a)	771,771	2,576,516
Tupras Turkiye Petrol Rafinelleri A/S	393,024	8,866,705
		113,236,342

TOTAL ENERGY		118,106,313

FINANCIALS - 6.6%
Banks - 4.6%
Abu Dhabi Commercial Bank PJSC (a)	172,009	279,103
Agricultural Bank of China Ltd. (H Shares)	3,918,000	1,431,924
Axis Bank Ltd.	494,000	3,784,698
Axis Bank Ltd. GDR (Reg. S)	171,214	6,634,543
Banco do Brasil SA	417,900	1,904,697
Bangkok Bank PCL NVDR	67,100	307,307
Bank of China Ltd. (H Shares)	25,528,000	10,423,388
Bank Polska Kasa Opieki SA	170,008	6,429,834
Capitec Bank Holdings Ltd.	67,219	2,544,795
China Construction Bank Corp. (H Shares)	24,106,000	15,610,710
Chinatrust Financial Holding Co. Ltd.	13,052,832	6,850,093
Commercial International Bank SAE	729,688	3,497,263
Commercial International Bank SAE sponsored GDR	771,670	2,851,321
Credicorp Ltd. (United States)	89,822	12,593,044
E.SUN Financial Holdings Co. Ltd.	8,419,000	4,715,405
First Gulf Bank PJSC	2,183,130	7,043,122
Grupo Financiero Banorte S.A.B. de CV Series O	2,568,283	13,429,504
Grupo Financiero Galicia SA sponsored ADR	51,400	1,460,274
Grupo Financiero Inbursa S.A.B. de CV Series O	498,213	830,861
Grupo Financiero Interacciones SA de CV	62,091	319,290
Hana Financial Group, Inc.	232,332	5,044,714
HDFC Bank Ltd. sponsored ADR	400	25,744
ICICI Bank Ltd. sponsored ADR	1,260,592	9,063,656
Industrial & Commercial Bank of China Ltd. (H Shares)	7,395,000	3,934,930
Kasikornbank PCL (For. Reg.)	796,600	3,927,216
KB Financial Group, Inc.	94,693	2,704,619
Komercni Banka A/S	15,359	603,970
Krung Thai Bank PCL:
(For. Reg.)	9,052,600	4,336,119
NVDR	5,062,000	2,424,655
MONETA Money Bank A/S	566,331	1,778,114
OTP Bank PLC	338,467	8,179,831
PT Bank Bukopin Tbk	246,400	9,650
PT Bank Jabar Banten Tbk	1,012,800	70,066
PT Bank Mandiri (Persero) Tbk	796,500	527,668
PT Bank Negara Indonesia (Persero) Tbk	8,141,200	2,860,744
PT Bank Rakyat Indonesia Tbk	7,736,219	5,861,630
PT Bank Tabungan Negara Tbk	7,212,400	900,230
Public Bank Bhd	1,537,200	7,122,565
Sberbank of Russia (a)	2,501,560	4,954,495
Sberbank of Russia:
sponsored ADR	131,934	1,126,716
sponsored ADR (United Kingdom)	750,178	6,286,492
Shinhan Financial Group Co. Ltd.	415,545	13,795,929
Standard Bank Group Ltd.	548,759	4,330,015
Standard Chartered PLC (Hong Kong)	603,550	4,788,323
State Bank of Bikaner & Jaipur (a)	6,949	48,764
Thanachart Capital PCL:
(For. Reg.)	797,900	759,905
NVDR	333,700	317,810
TISCO Financial Group PCL NVDR	202,600	244,028
Turkiye Garanti Bankasi A/S	214,727	549,463
Turkiye Is Bankasi A/S Series C	1,203,804	1,839,083
Turkiye Vakiflar Bankasi TAO	1,306,238	1,973,450
Woori Bank	241,673	2,019,846
		205,351,616
Capital Markets - 0.1%
Brait SA	139,571	1,416,646
CITIC Securities Co. Ltd. (H Shares)	694,500	1,505,052
KGI Securities Thailand PCL NVDR	1,850,900	166,944
		3,088,642
Consumer Finance - 0.1%
Shriram Transport Finance Co. Ltd.	388,961	6,827,530
Diversified Financial Services - 0.4%
BM&F BOVESPA SA	328,800	1,448,554
Far East Horizon Ltd.	4,577,000	3,469,231
FirstRand Ltd.	2,623,476	7,094,423
Fubon Financial Holding Co. Ltd.	1,667,000	1,969,663
Haci Omer Sabanci Holding A/S	702,564	2,187,109
JSE Ltd.	7,811	83,993
		16,252,973
Insurance - 1.1%
AIA Group Ltd.	943,000	5,515,471
Bajaj Finserv Ltd.	3,189	86,339
BB Seguridade Participacoes SA	590,263	4,452,781
Cathay Financial Holding Co. Ltd.	983,000	1,137,340
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,089,400	3,722,108
Dongbu Insurance Co. Ltd.	24,961	1,528,468
Hyundai Fire & Marine Insurance Co. Ltd.	3,034	80,532
Liberty Holdings Ltd.	524,339	3,971,848
MMI Holdings Ltd.	1,607,972	2,302,036
MNRB Holdings Bhd (a)	17,300	12,703
People's Insurance Co. of China Group (H Shares)	4,492,000	1,797,783
PICC Property & Casualty Co. Ltd. (H Shares)	2,582,000	4,711,612
Porto Seguro SA	314,100	2,294,731
Powszechny Zaklad Ubezpieczen SA	662,407	5,244,027
Samsung Fire & Marine Insurance Co. Ltd.	19,311	4,509,377
Sanlam Ltd.	1,687,335	6,681,165
Tong Yang Life Insurance Co. Ltd.	7,490	67,318
		48,115,639
Real Estate Investment Trusts - 0.0%
Akfen Gayrimenkul Yatirim Ortakligi A/S (a)	64,677	32,644
FII BTG Pactual Corporate Office Fund	7,018	165,118
Prologis Property Mexico SA	138,548	208,609
		406,371
Real Estate Management & Development - 0.2%
Aldar Properties PJSC (a)	1,022,515	732,138
Amata Corp. PCL NVDR	207,800	72,759
Asian Property Development PCL NVDR	2,536,100	422,683
Bangkok Land Co. NVDR	2,054,100	90,334
Barwa Real Estate Co. (a)	38,013	316,383
China Resources Land Ltd.	234,000	559,498
China Vanke Co. Ltd. (H Shares)	1,148,900	2,738,169
Dongwon Development Co. Ltd.	113,910	439,657
Emaar Properties PJSC	579,342	985,785
Etalon Group Ltd. GDR (Reg. S)	503,233	1,137,307
Future Land Holdings Co. Ltd.	197,925	276,311
Guangzhou R&F Properties Co. Ltd. (H Shares)	351,200	466,414
Housing Development and Infrastructure Ltd. (a)	540,178	780,785
K Wah International Holdings Ltd.	191,000	93,156
KSL Holdings Bhd	105,100	29,545
Longfor Properties Co. Ltd.	194,000	262,137
Preuksa Real Estate PCL NVDR	116,100	82,116
PT Lippo Cikarang Tbk (a)	264,100	139,687
Sansiri PCL NVDR	1,850,200	81,886
United Development Co. (a)	129,727	642,132
Yuzhou Properties Co.	281,000	81,001
		10,429,883
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	350,973	6,459,776

TOTAL FINANCIALS		296,932,430

HEALTH CARE - 0.4%
Biotechnology - 0.1%
Medy-Tox, Inc.	14,180	5,228,868
Health Care Equipment & Supplies - 0.1%
Top Glove Corp. Bhd	2,060,400	2,531,498
Health Care Providers & Services - 0.0%
Selcuk Ecza Deposu Tic A/S	122,624	114,229
Thai Nakarin Hospital PCL NVDR	39,000	40,693
		154,922
Pharmaceuticals - 0.2%
Dawnrays Pharmaceutical Holdings Ltd.	104,000	82,576
Dong Wha Pharm Co. Ltd.	10,710	94,460
J.B. Chemicals & Pharmaceuticals Ltd. (a)	17,921	67,863
Jiangsu Hengrui Medicine Co. Ltd.	238,594	1,665,073
PT Kalbe Farma Tbk	43,145,557	4,516,702
Sun Pharmaceutical Industries Ltd.	216,327	2,453,699
		8,880,373

TOTAL HEALTH CARE		16,795,661

INDUSTRIALS - 1.3%
Air Freight & Logistics - 0.0%
Guangdong Yueyun Transportation Co. Ltd.	118,500	69,690
Airlines - 0.2%
Avianca Holding SA sponsored ADR	115,122	595,181
Cebu Air, Inc.	267,110	548,328
China Southern Airlines Ltd. (H Shares)	2,394,000	1,404,837
Controladora Vuela Compania de Aviacion S.A.B. de CV ADR (a)	61,178	1,181,347
Copa Holdings SA Class A	26,500	1,366,605
Grupo Aeromexico S.A.B. de CV (a)	295,290	609,403
Turk Hava Yollari AO (a)	1,825,339	3,845,943
		9,551,644
Building Products - 0.1%
China Liansu Group Holdings Ltd.	7,197,000	3,778,755
Ege Seramik Sanayi ve Ticaret A/S	36,353	49,873
National Central Cooling Co. (a)	400,837	146,231
Vanachai Group PCL NVDR	692,600	273,548
		4,248,407
Commercial Services & Supplies - 0.2%
Blue Label Telecoms Ltd.	139,444	139,300
KEPCO Plant Service & Engineering Co. Ltd.	33,057	1,952,027
Prosegur Compania de Seguridad SA (Reg.)	741,537	4,488,387
		6,579,714
Construction & Engineering - 0.1%
Gamuda Bhd	1,860,700	2,164,391
Hyundai Industrial Development & Construction Co.	35,030	1,318,212
Kolon Global Corp. (a)	6,220	78,631
Murray & Roberts Holdings Ltd.	128,238	96,283
PT Petrosea Tbk	99,700	3,832
Sunway Construction Group Bhd	654,100	250,449
Syntec Construction PCL NVDR	991,200	82,739
United Integration Services Co. Ltd.	5,000	7,465
Wilson Bayly Holmes-Ovcon Ltd.	10,277	75,853
		4,077,855
Electrical Equipment - 0.1%
China High Speed Transmission Equipment Group Co. Ltd.	93,000	71,329
China Ming Yang Wind Power Group Ltd. ADR (a)	138,706	334,281
DONGYANG E&P, Inc.	21,665	245,674
Harbin Electric Machinery Co. Ltd.(H Shares)	330,000	121,880
Korea Electric Terminal Co. Ltd.	1,176	91,867
TECO Electric & Machinery Co. Ltd.	4,762,000	3,821,701
		4,686,732
Industrial Conglomerates - 0.3%
Alliance Global Group, Inc.	5,100,600	1,660,026
Beijing Enterprises Holdings Ltd.	568,051	2,953,288
Bidvest Group Ltd.	39,661	316,430
CITIC Pacific Ltd.	62,000	89,999
CJ Corp.	13,592	2,477,479
Hanwha Corp.	25,480	824,000
Hong Leong Industries Bhd	11,800	22,533
KAP Industrial Holdings Ltd.	539,430	211,430
Mannai Corp.	9,621	219,350
Reunert Ltd.	18,601	77,984
San Miguel Corp.	213,760	374,817
Turk Sise ve Cam Fabrikalari A/S	4,836,652	5,767,086
		14,994,422
Machinery - 0.1%
PT United Tractors Tbk	2,271,500	2,361,296
Sinotruk Hong Kong Ltd.	352,000	158,543
		2,519,839
Marine - 0.0%
MISC Bhd	676,400	1,265,433
Regional Container Lines PCL NVDR	708,500	119,076
Shipping Corp. of India Ltd. (a)	202,553	207,834
		1,592,343
Trading Companies & Distributors - 0.1%
Barloworld Ltd.	790,612	3,622,491
Transportation Infrastructure - 0.1%
Adani Ports & Special Economic Zone	607,292	1,735,267
DP World Ltd.	77,795	1,338,074
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	180,016	1,819,886
OHL Mexico S.A.B. de CV (a)	889,309	1,119,300
		6,012,527

TOTAL INDUSTRIALS		57,955,664

INFORMATION TECHNOLOGY - 6.5%
Electronic Equipment & Components - 0.8%
AU Optronics Corp.	995,000	277,393
CalComp Electronics PCL (depositary receipt)	2,246,265	210,260
Coretronic Corp.	109,250	98,407
Delta Electronics PCL NVDR	74,300	149,328
Delta Electronics, Inc.	1,343,683	6,185,626
Dk Uil Co. Ltd.	8,414	73,149
Elite Material Co. Ltd.	48,000	96,784
Enersis Chile SA sponsored ADR	176,677	1,003,525
Hollysys Automation Technologies Ltd. (a)	297,092	5,047,593
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,398,667	5,896,551
Hon Hai Precision Industry Co. Ltd. (Foxconn) GDR (Reg. S)	286,860	1,425,694
Innolux Corp.	4,751,039	1,409,973
INTOPS Co. Ltd.	21,141	342,728
INZI Display Co. Ltd.	77,468	141,530
KCE Electronics PCL NVDR	51,500	117,209
LG Display Co. Ltd.	228,394	4,962,459
PAX Global Technology Ltd.	2,918,000	2,459,595
Sunny Optical Technology Group Co. Ltd.	1,298,000	4,484,934
SVI PCL NVDR	752,300	107,471
V.S. Industry Bhd	379,500	111,280
		34,601,489
Internet Software & Services - 1.0%
58.com, Inc. ADR (a)	28,000	1,513,400
Alibaba Group Holding Ltd. sponsored ADR (a)	60,100	4,928,200
Baidu.com, Inc. sponsored ADR (a)	61,622	11,001,992
Mail.Ru Group Ltd. GDR (Reg. S) (a)	63,733	1,261,913
NAVER Corp.	799	483,221
NetEase, Inc. sponsored ADR	41,721	7,419,663
Tencent Holdings Ltd.	573,200	12,773,107
Weibo Corp. sponsored ADR (a)	38,768	1,030,841
Yandex NV (a)	223,534	4,604,800
		45,017,137
IT Services - 0.8%
Advanced Information Technology PCL NVDR	117,100	93,483
Cielo SA	841,675	7,395,169
CSU Cardsystem SA	20,600	26,166
Datasonic Group Bhd	79,400	25,591
HCL Technologies Ltd.	829,509	9,125,650
Infosys Ltd.	131,282	2,442,104
Infosys Ltd. sponsored ADR	653,830	12,710,455
MindTree Consulting Ltd.	35,304	346,967
Sonata Software Ltd. (a)	37,789	80,527
TravelSky Technology Ltd. (H Shares)	803,000	1,521,109
WNS Holdings Ltd. sponsored ADR (a)	40,074	1,222,257
		34,989,478
Semiconductors & Semiconductor Equipment - 1.8%
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	15,719	296,618
e-LITECOM Co. Ltd.	5,224	50,901
eMemory Technology, Inc.	260,000	2,613,246
Forhouse Corp.	193,000	57,336
Hermes Microvision, Inc.	132,000	4,678,984
KC Tech Co. Ltd.	8,217	117,681
Malaysian Pacific Industries BHD	27,500	49,182
SK Hynix, Inc.	755,369	18,209,919
Taiwan Semiconductor Manufacturing Co. Ltd.	9,153,000	43,832,854
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	426,196	10,535,565
Unisem (M) Bhd	561,700	326,688
Vanguard International Semiconductor Corp.	905,000	1,485,929
		82,254,903
Software - 0.2%
Asseco Poland SA	106,083	1,484,613
CD Projekt RED SA (a)	15,537	105,744
Changyou.com Ltd. (A Shares) ADR (a)	8,159	157,224
Geometric Ltd.	55,619	179,933
KPIT Cummins Infosystems Ltd.	43,748	117,751
Logo Yazilim Sanayi Ve Ticar	5,657	108,460
Majesco Ltd. (a)	19,255	162,609
NCSOFT Corp.	7,174	1,449,250
NIIT Technologies Ltd.	31,069	224,354
Nucleus Software Exports Ltd. (a)	38,368	115,794
OnMobile Global Ltd. (a)	134,042	224,245
Oracle Finance Services Software Ltd. (a)	1,807	93,137
Sasken Communication Technologies Ltd.	1,373	6,634
TAKE Solutions Ltd.	41,485	100,525
Totvs SA	280,083	2,295,788
Zensar Technologies Ltd.	6,145	86,710
		6,912,771
Technology Hardware, Storage & Peripherals - 1.9%
Advantech Co. Ltd.	483,000	3,572,398
Casetek Holdings	832,000	3,166,217
Catcher Technology Co. Ltd.	585,000	4,452,492
Chicony Electronics Co. Ltd.	2,157,010	5,203,197
Compal Electronics, Inc.	6,050,000	3,564,940
Inventec Corp.	861,000	573,401
JCY International Bhd	435,600	69,143
Micro-Star International Co. Ltd.	112,000	178,738
Mobase Co. Ltd.	5,212	32,660
Pegatron Corp.	2,109,000	4,394,829
Samsung Electronics Co. Ltd.	54,997	59,685,449
		84,893,464

TOTAL INFORMATION TECHNOLOGY		288,669,242

MATERIALS - 1.6%
Chemicals - 0.6%
Alpek SA de CV	753,106	1,129,858
Chambal Fertilizers & Chemicals Ltd. (a)	137,997	135,131
Ciech SA (a)	10,040	159,450
Formosa Chemicals & Fibre Corp.	69,000	174,067
GHCL Ltd.	62,886	159,303
Gujarat Alkalies and Chemicals Ltd.	12,912	41,119
Hanwha Chemical Corp.	62,519	1,252,470
Hyosung Corp.	1,793	176,964
Indorama Ventures PCL	609,200	567,392
Jindal Poly Films Ltd. (a)	13,777	93,012
Korea Petro Chemical Industries Co. Ltd.	9,900	1,879,363
Kunsul Chemical Industrial Co. Ltd.	2,980	94,368
LG Chemical Ltd.	25,048	5,701,765
Lotte Chemical Corp.	16,978	4,050,157
Mexichem S.A.B. de CV	163,839	344,691
PTT Global Chemical PCL NVDR	1,307,500	2,179,167
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	3,482,000	1,702,744
Soda Sanayii AS	557,817	865,418
Taekwang Industrial Co. Ltd.	168	130,532
Tata Chemicals Ltd. (a)	119,907	769,759
Tikkurila Oyj	170,728	2,976,681
Zaklady Azotowe w Tarnowie-Moscicach SA	9,479	163,784
		24,747,195
Construction Materials - 0.2%
Adana Cimento Class A	26,830	55,530
BBMG Corp. (H Shares)	824,708	261,079
CEMEX S.A.B. de CV sponsored ADR	264,218	1,680,426
Cimsa Cimento Sanayi Ve Ticaret A/S	33,253	177,974
Eternit SA	123,800	54,473
Hanil Cement Co. Ltd.	437	32,486
Siam Cement PCL NVDR unit	206,000	2,792,829
Tipco Asphalt NVDR	2,803,300	1,915,981
		6,970,778
Containers & Packaging - 0.2%
AMVIG Holdings Ltd.	5,416,000	2,174,555
Bio Pappel S.A.B. de CV (a)	28,412	36,114
Greatview Aseptic Pack Co. Ltd.	9,392,000	4,737,849
Mpact Ltd.	120,835	271,405
Nampak Ltd.	1,426,130	1,869,293
Nilkamal Ltd.	14,200	257,038
Uflex Ltd. (a)	67,040	187,621
		9,533,875
Metals & Mining - 0.5%
Anglo American Platinum Ltd. (a)	13,436	300,365
AngloGold Ashanti Ltd. (a)	43,613	583,630
AngloGold Ashanti Ltd. sponsored ADR (a)	49,300	662,099
Baoshan Iron & Steel Co. Ltd.	1,912,400	1,536,799
DRDGOLD Ltd. sponsored ADR	22,606	104,214
First Quantum Minerals Ltd.	361,161	2,368,540
Gold Fields Ltd. sponsored ADR	359,552	1,265,623
Grupo Mexico SA de CV Series B	478,600	1,060,314
Harmony Gold Mining Co. Ltd. (a)	57,722	170,997
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	214,100	655,146
Hindalco Industries Ltd. (a)	389,915	610,268
Husteel Co. Ltd.	4,203	50,485
Inner Mongolia Eerduosi Resourses Co. Ltd. (B Shares)	292,724	253,206
JSW Steel Ltd. (a)	18,434	380,800
KISCO Corp.	3,180	112,054
Kumba Iron Ore Ltd. (a)	16,807	86,611
Magnitogorsk Iron & Steel Works OJSC sponsored GDR (Reg. S)	22,587	111,919
National Aluminium Co. Ltd.	294,505	187,879
Padaeng Industry PCL unit	128,300	42,407
Poongsan Corp.	6,433	161,296
POSCO	26,665	4,661,422
Press Metal Bhd	60,500	43,544
Seah Steel Corp.	1,489	89,052
Sibanye Gold Ltd.	206,056	598,655
Sibanye Gold Ltd. ADR	193,207	2,262,454
Srikalahasthi Pipes Ltd. (a)	22,928	83,670
Tata Steel Ltd.	131,856	655,586
Ternium SA sponsored ADR	152,502	2,781,636
		21,880,671
Paper & Forest Products - 0.1%
Asia Paper Manufacturing Co. Ltd. (a)	5,850	85,501
Evergreen Fibreboard Bhd	405,300	111,969
Fibria Celulose SA	125,900	1,163,676
HeveaBoard Bhd	346,800	107,574
Lee & Man Paper Manufacturing Ltd.	314,000	207,697
Nine Dragons Paper (Holdings) Ltd.	2,389,000	1,727,784
PT Indah Kiat Pulp & Paper Tbk	185,700	12,235
Sappi Ltd. (a)	547,123	2,566,731
Tamil Nadu Newsprint & Papers Ltd. (a)	85,567	362,516
WTK Holdings Bhd	36,800	10,077
		6,355,760

TOTAL MATERIALS		69,488,279

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.8%
Axtel S.A.B. de CV unit (a)	1,211,141	423,252
Bharti Infratel Ltd.	775,469	4,319,193
China Communications Services Corp. Ltd. (H Shares)	308,000	144,671
China Telecom Corp. Ltd. (H Shares)	14,590,000	6,796,744
China Unicom Ltd.	9,822,000	10,621,115
KT Corp.	159,391	4,306,088
KT Corp. sponsored ADR	108,322	1,569,586
LG Telecom Ltd.	53,107	515,229
PT Telkomunikasi Indonesia Tbk:
Series B	19,822,200	5,388,990
sponsored ADR	29,732	1,633,773
Telkom SA Ltd.	220,817	814,492
		36,533,133
Wireless Telecommunication Services - 1.0%
America Movil S.A.B. de CV Series L	1,538,600	941,162
China Mobile Ltd.	2,518,000	28,671,274
Far EasTone Telecommunications Co. Ltd.	678,000	1,562,663
Globe Telecom, Inc.	56,345	2,903,698
Intouch Holdings PCL NVDR	758,100	1,189,176
Mobile TeleSystems OJSC (a)	400,400	1,540,561
MTN Group Ltd.	875,728	6,823,352
SK Telecom Co. Ltd.	6,494	1,217,286
TIM Participacoes SA	227,700	448,645
		45,297,817

TOTAL TELECOMMUNICATION SERVICES		81,830,950

UTILITIES - 1.2%
Electric Utilities - 0.6%
CESC Ltd. GDR	715,072	5,789,966
ENEA SA	151,910	385,977
Energias do Brasil SA	1,232,096	4,163,132
Energias do Brasil SA rights 6/3/16 (a)	246,428	48,418
Enersis SA sponsored ADR	176,677	1,349,812
Equatorial Energia SA	17,200	217,047
Korea Electric Power Corp.	99,442	5,248,695
Light SA	518,200	1,290,624
Polska Grupa Energetyczna SA	166,501	532,401
Tauron Polska Energia SA	428,174	280,122
Tenaga Nasional Bhd	2,645,000	8,960,887
Torrent Power Ltd. (a)	84,171	230,934
		28,498,015
Gas Utilities - 0.1%
Aygaz A/S	383,056	1,429,923
Daesung Energy Co. Ltd.	22,060	115,256
E1 Corp.	2,117	112,740
Indraprastha Gas Ltd. (a)	24,429	202,907
		1,860,826
Independent Power and Renewable Electricity Producers - 0.4%
Aboitiz Power Corp.	5,523,500	5,433,144
Benpres Holdings Corp.	940,100	150,770
China Resources Power Holdings Co. Ltd.	2,492,242	3,912,795
Guangdong Electric Power Development Co. Ltd. (B Shares)	779,640	398,310
Huaneng Renewables Corp. Ltd. (H Shares)	9,372,000	2,846,304
NTPC Ltd.	766,730	1,632,158
PNOC Energy Development Corp.	41,869,900	5,058,589
		19,432,070
Multi-Utilities - 0.0%
YTL Corp. Bhd	244,900	96,737
Water Utilities - 0.1%
Beijing Enterprises Water Group Ltd.	2,160,000	1,387,048
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	172,200	1,219,448
CT Environmental Group Ltd.	9,516,000	2,571,644
		5,178,140

TOTAL UTILITIES		55,065,788

TOTAL COMMON STOCKS
(Cost $1,298,163,978)		1,235,580,631

Nonconvertible Preferred Stocks - 0.8%
FINANCIALS - 0.7%
Banks - 0.7%
Banco Bradesco SA (PN)	1,567,052	9,887,311
Banco do Estado Rio Grande do Sul SA	34,800	80,413
Banco Santander SA (Brasil) ADR	17,670	84,816
Itau Unibanco Holding SA	2,379,924	19,132,387
		29,184,927
MATERIALS - 0.1%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	200,101	4,369,484
Metals & Mining - 0.0%
Metalurgica Gerdau SA (PN)	346,000	184,796
Vale SA:
(PN-A)	221,900	690,214
(PN-A) sponsored ADR	379,900	1,170,092
		2,045,102

TOTAL MATERIALS		6,414,586

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	30,300	351,247
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	528,941	824,092
(PN) sponsored ADR (non-vtg.)	128,801	191,913
Companhia Energetica do Ceara	3,383	36,053
Companhia Paranaense de Energia-Copel (PN-B)	21,700	142,201
Eletropaulo Metropolitana SA (PN-B) (a)	31,000	58,507
		1,252,766
Independent Power and Renewable Electricity Producers - 0.0%
Companhia Energetica de Sao Paulo Series B	76,800	257,374

TOTAL UTILITIES		1,510,140

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $45,253,973)		37,460,900

Equity Funds - 69.4%
Diversified Emerging Markets Funds - 69.4%
Aberdeen Emerging Markets Fund Institutional Service Class	26,606,207	320,870,862
Brandes Emerging Markets Value Fund Class A	19,281,512	135,163,399
Causeway Emerging Markets Fund - Investor Class	31,581,503	306,972,210
Fidelity Emerging Markets Fund (b)	19,950,973	446,103,770
Fidelity SAI Emerging Markets Index Fund (b)	6,000,000	63,180,000
GMO Emerging Markets Fund Class IV	18,425,131	156,613,612
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	817,123	12,812,494
Invesco Developing Markets Fund Class R5	1,472,135	40,542,607
iShares Core MSCI Emerging Markets ETF	2,323,205	94,020,106
iShares MSCI China ETF	5,058,625	213,726,906
iShares MSCI South Korea Index ETF	2,343,845	116,629,727
Lazard Emerging Markets Equity Portfolio Institutional Class	21,773,859	315,285,472
Matthews Pacific Tiger Fund Investor Class	113	2,699
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	1,429,763	24,220,179
Oppenheimer Developing Markets Fund Class I	7,440,157	227,743,220
Oppenheimer Emerging Markets Innovators Fund Class I (a)	300	2,515
Parametric Emerging Markets Fund Investor Class	15,844,722	192,196,476
SPDR S&P China ETF	1,201,240	83,305,994
T. Rowe Price Emerging Markets Stock Fund Class I	10,970,859	327,809,282
Wasatch Frontier Emerging Small Countries Fund	10,208,708	27,053,075

TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		3,104,254,605

Sector Funds - 0.0%
RS Global Natural Resources Fund Class A (a)	74	1,539
TOTAL EQUITY FUNDS
(Cost $3,557,686,251)		3,104,256,144
	Principal Amount

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.23% to 0.3% 6/9/16 to 7/28/16 (c)
(Cost $3,069,041)	$ 3,070,000	3,069,078
	Shares	Value

Money Market Funds - 2.0%
SSgA U.S. Treasury Money Market Fund Class N, 0.03% (d)
(Cost $87,454,650)	87,454,650	87,454,650
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $4,991,627,893)		4,467,821,403
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,693,842
NET ASSETS - 100%		$4,470,515,245

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,471 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	59,251,880	$170,744

The face value of futures purchased as a percentage of Net Assets is 1.3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,399,157.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$426,794,645	$--	$27,556,125	$--	$446,103,770
Fidelity SAI Emerging Markets Index Fund	57,900,000	--	--	--	63,180,000
Total	$484,694,645	$--	$27,556,125	$--	$509,283,770

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$126,819,136	$115,791,613	$11,027,523	$--
Consumer Staples	123,917,168	123,917,168	--	--
Energy	118,106,313	87,702,957	30,403,356	--
Financials	326,117,357	273,616,155	52,501,202	--
Health Care	16,795,661	16,795,661	--	--
Industrials	57,955,664	57,955,664	--	--
Information Technology	288,669,242	224,381,325	64,287,917	--
Materials	75,902,865	69,888,161	6,014,704	--
Telecommunication Services	82,182,197	23,613,531	58,568,666	--
Utilities	56,575,928	51,278,815	5,297,113	--
Equity Funds	3,104,256,144	3,104,256,144	--	--
Other Short-Term Investments	3,069,078	--	3,069,078	--
Money Market Funds	87,454,650	87,454,650	--	--
Total Investments in Securities:	$4,467,821,403	$4,236,651,844	$231,169,559	$--
Derivative Instruments:
Assets
Futures Contracts	$170,744	$170,744	$--	$--
Total Assets	$170,744	$170,744	$--	$--
Total Derivative Instruments:	$170,744	$170,744	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $5,000,563,983. Net unrealized depreciation aggregated $532,742,580, of which $108,140,535 related to appreciated investment securities and $640,883,115 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Emerging Markets Fund of Funds

May 31, 2016

RMF-QTLY-0716
1.938037.104

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 99.7%
	Shares	Value
Diversified Emerging Markets Funds - 99.7%
Acadian Emerging Markets Portfolio Institutional Class	104,403	$1,561,871
Causeway Emerging Markets Fund - Investor Class	210,107	2,042,243
Fidelity Emerging Markets Fund (a)	52,366	1,170,913
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	87,934	1,378,800
Lazard Emerging Markets Equity Portfolio Institutional Class	110,023	1,593,137
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	12,716	215,401
Oppenheimer Developing Markets Fund Class Y	41,622	1,273,213
T. Rowe Price Emerging Markets Stock Fund Class I	46,978	1,403,711

TOTAL EQUITY FUNDS

(Cost $11,364,511)		10,639,289

Money Market Funds - 0.3%
SSgA U.S. Treasury Money Market Fund Class N, 0.03% (b)
(Cost $32,404)	32,404	32,404
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $11,396,915)		10,671,693
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,176)
NET ASSETS - 100%		$10,666,517

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$1,054,660	$--	$--	$--	$1,170,913
Total	$1,054,660	$--	$--	$--	$1,170,913

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $11,561,296. Net unrealized depreciation aggregated $889,603, of which $159,655 related to appreciated investment securities and $1,049,258 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Small-Mid Cap Multi-Manager Fund

May 31, 2016

AMM-QTLY-0716
1.933026.104

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 0.2%
Cooper Tire & Rubber Co.	267	$8,579
Delphi Automotive PLC	54	3,670
The Goodyear Tire & Rubber Co.	573	16,027
		28,276
Distributors - 1.0%
Genuine Parts Co.	406	39,350
LKQ Corp. (a)	462	15,278
Pool Corp.	827	75,728
		130,356
Diversified Consumer Services - 1.8%
2U, Inc. (a)	1,684	46,883
Grand Canyon Education, Inc. (a)	859	35,872
Houghton Mifflin Harcourt Co. (a)	1,106	19,023
LifeLock, Inc. (a)	621	8,116
ServiceMaster Global Holdings, Inc. (a)	2,979	113,917
		223,811
Hotels, Restaurants & Leisure - 2.3%
Bravo Brio Restaurant Group, Inc. (a)	955	7,086
Brinker International, Inc.	1,194	53,694
Carrols Restaurant Group, Inc. (a)	1,073	13,005
Dunkin' Brands Group, Inc.	1,111	48,095
El Pollo Loco Holdings, Inc. (a)	359	3,996
Fiesta Restaurant Group, Inc. (a)	457	11,484
Kona Grill, Inc. (a)	496	6,255
Marriott Vacations Worldwide Corp.	235	14,241
MGM Mirage, Inc. (a)	3,300	75,405
Papa John's International, Inc.	518	32,810
Zoe's Kitchen, Inc. (a)	569	21,007
		287,078
Household Durables - 1.2%
Ethan Allen Interiors, Inc.	835	28,198
KB Home	2,645	36,871
Newell Brands, Inc.	1,940	92,519
		157,588
Internet & Catalog Retail - 0.2%
1-800-FLOWERS.com, Inc. Class A (a)	601	4,844
Expedia, Inc.	26	2,892
Groupon, Inc. Class A (a)	3,371	11,933
Shutterfly, Inc. (a)	56	2,705
		22,374
Leisure Products - 0.9%
Brunswick Corp.	925	44,280
Polaris Industries, Inc.	772	65,635
		109,915
Media - 2.4%
Cinemark Holdings, Inc.	975	35,276
E.W. Scripps Co. Class A (a)	2,079	35,052
Gray Television, Inc. (a)	2,215	26,181
Media General, Inc. (a)	495	8,831
National CineMedia, Inc.	4,117	60,108
News Corp. Class A	1,715	20,511
Nexstar Broadcasting Group, Inc. Class A	389	20,703
Sinclair Broadcast Group, Inc. Class A	1,230	38,905
Tegna, Inc.	2,925	67,158
		312,725
Multiline Retail - 0.2%
Nordstrom, Inc.	676	25,674
Specialty Retail - 2.6%
Aarons, Inc. Class A	520	13,052
Advance Auto Parts, Inc.	54	8,307
Chico's FAS, Inc.	2,946	31,964
Destination XL Group, Inc. (a)	2,601	12,173
Dick's Sporting Goods, Inc.	409	17,546
DSW, Inc. Class A	1,143	24,186
Five Below, Inc. (a)	637	26,665
Hibbett Sports, Inc. (a)	999	34,505
Lithia Motors, Inc. Class A (sub. vtg.)	314	25,855
Monro Muffler Brake, Inc.	304	19,137
Pier 1 Imports, Inc.	1,645	9,212
Rent-A-Center, Inc.	316	4,162
Restoration Hardware Holdings, Inc. (a)	76	2,528
Sally Beauty Holdings, Inc. (a)	2,307	66,257
Staples, Inc.	2,869	25,247
The Container Store Group, Inc. (a)	864	4,648
Williams-Sonoma, Inc.	236	12,517
		337,961
Textiles, Apparel & Luxury Goods - 1.9%
Carter's, Inc.	477	47,958
Crocs, Inc. (a)	3,284	32,315
PVH Corp.	948	88,922
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	490	15,273
Tumi Holdings, Inc. (a)	657	17,627
Wolverine World Wide, Inc.	2,480	45,161
		247,256

TOTAL CONSUMER DISCRETIONARY		1,883,014

CONSUMER STAPLES - 1.8%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	82	12,743
Food & Staples Retailing - 0.3%
Performance Food Group Co.	1,174	29,150
Sprouts Farmers Market LLC (a)	380	9,409
		38,559
Food Products - 0.7%
Pinnacle Foods, Inc.	2,110	88,894
Household Products - 0.7%
Spectrum Brands Holdings, Inc.	763	88,943

TOTAL CONSUMER STAPLES		229,139

ENERGY - 4.2%
Energy Equipment & Services - 1.9%
Dril-Quip, Inc. (a)	593	36,191
Nabors Industries Ltd.	3,480	32,712
Patterson-UTI Energy, Inc.	2,808	52,257
Precision Drilling Corp.	9,125	42,934
RigNet, Inc. (a)	1,978	24,587
Superior Energy Services, Inc.	2,435	41,979
U.S. Silica Holdings, Inc.	516	14,721
		245,381
Oil, Gas & Consumable Fuels - 2.3%
Abraxas Petroleum Corp. (a)	6,606	7,465
Canacol Energy Ltd. (a)	2,060	5,969
Cheniere Energy Partners LP Holdings LLC	712	14,204
Cheniere Energy, Inc. (a)	426	13,687
Cimarex Energy Co.	481	55,931
Devon Energy Corp.	970	35,007
Energen Corp.	1,575	75,002
Euronav NV	339	3,503
Navios Maritime Acquisition Corp.	311	578
Newfield Exploration Co. (a)	1,180	48,109
PBF Energy, Inc. Class A	715	18,855
Scorpio Tankers, Inc.	2,008	11,807
		290,117

TOTAL ENERGY		535,498

FINANCIALS - 19.9%
Banks - 5.2%
Associated Banc-Corp.	2,422	45,267
Banc of California, Inc.	2,430	48,746
Bank of the Ozarks, Inc.	398	15,486
BankUnited, Inc.	1,129	37,370
Columbia Banking Systems, Inc.	355	10,817
Commerce Bancshares, Inc.	608	29,749
First Horizon National Corp.	2,167	31,552
First Republic Bank	594	43,012
Great Western Bancorp, Inc.	2,419	82,294
KeyCorp	6,635	85,061
Pinnacle Financial Partners, Inc.	362	17,803
Sterling Bancorp	3,010	49,545
SVB Financial Group (a)	326	35,925
Talmer Bancorp, Inc. Class A	411	8,195
Umpqua Holdings Corp.	1,645	26,304
United Community Bank, Inc.	3,355	67,536
Western Alliance Bancorp. (a)	735	27,710
		662,372
Capital Markets - 4.5%
E*TRADE Financial Corp. (a)	5,322	148,417
Eaton Vance Corp. (non-vtg.)	907	32,979
Financial Engines, Inc.	1,190	32,892
Greenhill & Co., Inc.	706	14,558
HFF, Inc.	1,116	35,935
Invesco Ltd.	2,630	82,582
Janus Capital Group, Inc.	1,927	29,252
Lazard Ltd. Class A	2,277	80,105
LPL Financial	1,794	50,035
Oaktree Capital Group LLC Class A	364	16,678
Raymond James Financial, Inc.	450	25,232
WisdomTree Investments, Inc.	2,597	32,203
		580,868
Consumer Finance - 0.5%
Encore Capital Group, Inc. (a)	202	5,432
Navient Corp.	386	5,292
SLM Corp. (a)	6,908	47,458
Synchrony Financial (a)	154	4,805
		62,987
Diversified Financial Services - 1.9%
Bats Global Markets, Inc.	520	14,456
CF Corp. unit	571	5,704
FactSet Research Systems, Inc.	219	34,836
IntercontinentalExchange, Inc.	66	17,894
Leucadia National Corp.	2,367	42,843
Morningstar, Inc.	494	41,708
Voya Financial, Inc.	2,465	81,000
		238,441
Insurance - 1.6%
Assurant, Inc.	308	26,916
Assured Guaranty Ltd.	94	2,528
Endurance Specialty Holdings Ltd.	810	55,015
FNF Group	726	25,374
FNFV Group (a)	814	9,784
Primerica, Inc.	366	20,536
ProAssurance Corp.	821	43,094
Willis Group Holdings PLC	131	16,771
		200,018
Real Estate Investment Trusts - 4.8%
Alexandria Real Estate Equities, Inc.	865	83,819
Cousins Properties, Inc.	2,730	29,320
DuPont Fabros Technology, Inc.	785	33,213
EastGroup Properties, Inc.	708	45,333
EPR Properties	325	23,166
Hersha Hospitality Trust	240	4,253
Liberty Property Trust (SBI)	890	33,215
Mid-America Apartment Communities, Inc.	437	45,007
National Retail Properties, Inc.	1,139	51,631
National Storage Affiliates Trust	1,137	23,706
Physicians Realty Trust	3,005	57,065
RLJ Lodging Trust	1,987	40,714
Ryman Hospitality Properties, Inc.	300	14,718
SL Green Realty Corp.	840	85,142
Sunstone Hotel Investors, Inc.	3,764	45,319
		615,621
Real Estate Management & Development - 1.1%
CBRE Group, Inc. (a)	3,470	103,580
Realogy Holdings Corp. (a)	1,158	37,982
		141,562
Thrifts & Mortgage Finance - 0.3%
Washington Federal, Inc.	1,725	43,108

TOTAL FINANCIALS		2,544,977

HEALTH CARE - 11.8%
Biotechnology - 1.4%
Agios Pharmaceuticals, Inc. (a)	69	3,861
Alnylam Pharmaceuticals, Inc. (a)	237	16,998
Atara Biotherapeutics, Inc. (a)	796	14,416
bluebird bio, Inc. (a)	456	20,634
DBV Technologies SA sponsored ADR (a)	414	13,881
Dyax Corp. rights 12/31/19 (a)	741	1,764
Juno Therapeutics, Inc. (a)	330	14,332
Myriad Genetics, Inc. (a)	290	9,828
Natera, Inc. (a)	694	9,570
Neurocrine Biosciences, Inc. (a)	359	17,824
OvaScience, Inc. (a)	2,377	17,566
Seres Therapeutics, Inc.	221	6,725
Syndax Pharmaceuticals, Inc.	330	4,534
United Therapeutics Corp. (a)	224	26,672
		178,605
Health Care Equipment & Supplies - 3.7%
Abiomed, Inc. (a)	290	28,800
Align Technology, Inc. (a)	249	19,629
Anika Therapeutics, Inc. (a)	151	7,145
ConforMis, Inc. (a)	2,212	16,612
Cryolife, Inc.	946	10,926
Dentsply Sirona, Inc.	590	36,674
DexCom, Inc. (a)	289	18,638
Endologix, Inc. (a)	2,574	32,613
Hologic, Inc. (a)	120	4,129
IDEXX Laboratories, Inc. (a)	831	72,771
Insulet Corp. (a)	455	13,659
LDR Holding Corp. (a)	1,437	30,220
Nevro Corp. (a)	205	14,293
Novadaq Technologies, Inc. (a)	348	3,362
Novadaq Technologies, Inc. (a)	1,000	9,660
Quidel Corp. (a)	757	12,574
Steris PLC	189	13,122
The Cooper Companies, Inc.	216	35,167
The Spectranetics Corp. (a)	1,482	27,150
West Pharmaceutical Services, Inc.	832	62,467
		469,611
Health Care Providers & Services - 3.8%
Adeptus Health, Inc. Class A (a)	87	6,221
Amedisys, Inc. (a)	340	17,296
AmSurg Corp. (a)	1,090	81,521
Brookdale Senior Living, Inc. (a)	2,089	37,477
Capital Senior Living Corp. (a)	1,272	23,265
Centene Corp. (a)	1,857	115,784
Diplomat Pharmacy, Inc. (a)	625	20,363
Five Star Quality Care, Inc. (a)	3,136	6,303
HealthSouth Corp.	1,211	48,828
Henry Schein, Inc. (a)	240	41,695
McKesson Corp.	30	5,494
MEDNAX, Inc. (a)	124	8,488
Premier, Inc. (a)	890	28,302
Wellcare Health Plans, Inc. (a)	488	49,493
		490,530
Health Care Technology - 0.6%
athenahealth, Inc. (a)	122	15,478
Cerner Corp. (a)	251	13,958
Medidata Solutions, Inc. (a)	1,202	55,220
		84,656
Life Sciences Tools & Services - 0.8%
Bio-Rad Laboratories, Inc. Class A (a)	132	19,648
Charles River Laboratories International, Inc. (a)	635	54,566
INC Research Holdings, Inc. Class A (a)	587	25,540
Sequenom, Inc. (a)	1,236	1,261
		101,015
Pharmaceuticals - 1.5%
Akorn, Inc. (a)	626	18,711
Catalent, Inc. (a)	1,797	50,532
Cempra, Inc. (a)	315	5,919
Flamel Technologies SA sponsored ADR (a)	1,444	15,364
GW Pharmaceuticals PLC ADR (a)	435	38,767
Relypsa, Inc. (a)	300	5,730
Revance Therapeutics, Inc. (a)	731	14,986
Supernus Pharmaceuticals, Inc. (a)	601	11,726
TherapeuticsMD, Inc. (a)	3,246	29,019
		190,754

TOTAL HEALTH CARE		1,515,171

INDUSTRIALS - 16.9%
Aerospace & Defense - 0.6%
HEICO Corp. Class A	822	45,350
TransDigm Group, Inc. (a)	101	26,618
		71,968
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	615	26,962
Forward Air Corp.	990	45,035
		71,997
Airlines - 0.6%
Air Canada (a)	3,049	22,391
Alaska Air Group, Inc.	755	50,132
		72,523
Building Products - 0.6%
Owens Corning	950	48,517
Patrick Industries, Inc. (a)	568	30,348
		78,865
Commercial Services & Supplies - 2.9%
Brady Corp. Class A	1,184	37,639
Casella Waste Systems, Inc. Class A (a)	6,745	48,429
Clean Harbors, Inc. (a)	1,444	74,352
G&K Services, Inc. Class A	272	20,389
Herman Miller, Inc.	1,486	47,047
Interface, Inc.	1,416	24,015
Ritchie Brothers Auctioneers, Inc.	611	19,992
Steelcase, Inc. Class A	835	13,327
Waste Connections, Inc.	1,435	93,949
		379,139
Construction & Engineering - 0.7%
KBR, Inc.	5,840	84,972
Electrical Equipment - 1.2%
Generac Holdings, Inc. (a)	886	33,588
General Cable Corp.	2,570	35,106
Hubbell, Inc. Class B	243	25,824
Regal Beloit Corp.	157	8,969
Sensata Technologies Holding BV (a)	1,467	54,250
		157,737
Industrial Conglomerates - 0.7%
ITT, Inc.	2,670	94,812
Machinery - 4.1%
Allison Transmission Holdings, Inc.	3,981	111,826
Altra Industrial Motion Corp.	958	25,904
CLARCOR, Inc.	190	11,267
Donaldson Co., Inc.	706	23,658
Douglas Dynamics, Inc.	1,036	22,502
Kennametal, Inc.	811	19,853
Lincoln Electric Holdings, Inc.	375	22,568
Proto Labs, Inc. (a)	329	21,648
RBC Bearings, Inc. (a)	543	40,671
Rexnord Corp. (a)	1,268	26,298
Stanley Black & Decker, Inc.	135	15,279
Tennant Co.	704	37,805
Toro Co.	1,037	92,614
Wabtec Corp.	313	24,220
Woodward, Inc.	456	25,965
		522,078
Marine - 0.2%
Kirby Corp. (a)	450	31,536
Professional Services - 1.6%
Advisory Board Co. (a)	422	13,854
CEB, Inc.	922	58,787
Huron Consulting Group, Inc. (a)	99	5,795
Korn/Ferry International	454	13,098
TransUnion Holding Co., Inc.	1,079	35,715
TriNet Group, Inc. (a)	2,511	50,597
TrueBlue, Inc. (a)	1,369	27,120
		204,966
Road & Rail - 1.7%
Avis Budget Group, Inc. (a)	1,176	35,280
Heartland Express, Inc.	2,673	49,397
Knight Transportation, Inc.	2,680	70,002
Landstar System, Inc.	560	37,996
Roadrunner Transportation Systems, Inc. (a)	1,477	11,890
Saia, Inc. (a)	468	12,201
		216,766
Trading Companies & Distributors - 1.4%
AerCap Holdings NV (a)	930	36,354
Applied Industrial Technologies, Inc.	756	34,171
CAI International, Inc. (a)	645	4,954
HD Supply Holdings, Inc. (a)	710	25,063
MSC Industrial Direct Co., Inc. Class A	596	44,670
Watsco, Inc.	258	34,631
		179,843

TOTAL INDUSTRIALS		2,167,202

INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 0.6%
Applied Optoelectronics, Inc. (a)	558	5,887
Ciena Corp. (a)	1,477	25,788
Infinera Corp. (a)	347	4,549
Lumentum Holdings, Inc. (a)	753	19,081
ShoreTel, Inc. (a)	1,930	12,738
Viavi Solutions, Inc. (a)	1,402	9,576
		77,619
Electronic Equipment & Components - 2.6%
CDW Corp.	292	12,428
Coherent, Inc. (a)	460	43,525
Fabrinet (a)	185	6,568
FEI Co.	146	15,688
FLIR Systems, Inc.	717	22,335
Ingram Micro, Inc. Class A	260	9,004
Keysight Technologies, Inc. (a)	705	21,594
Methode Electronics, Inc. Class A	667	19,683
Orbotech Ltd. (a)	1,500	41,835
ScanSource, Inc. (a)	373	14,316
Trimble Navigation Ltd. (a)	2,066	52,848
Universal Display Corp. (a)	502	33,709
VeriFone Systems, Inc. (a)	1,595	42,108
		335,641
Internet Software & Services - 3.9%
Akamai Technologies, Inc. (a)	171	9,333
Alphabet, Inc. Class C	47	34,579
Apigee Corp. (a)	573	6,206
Autobytel, Inc. (a)	625	8,956
Blucora, Inc. (a)	957	8,594
Care.com, Inc. (a)	1,907	17,030
ChannelAdvisor Corp. (a)	2,173	26,945
Cimpress NV (a)	356	35,661
CoStar Group, Inc. (a)	94	19,419
Demandware, Inc. (a)	701	33,641
Facebook, Inc. Class A (a)	69	8,198
Five9, Inc. (a)	580	5,910
GoDaddy, Inc. (a)	83	2,700
GrubHub, Inc. (a)	919	23,517
Instructure, Inc. (a)	254	4,407
j2 Global, Inc.	201	13,461
Marketo, Inc. (a)	386	13,599
Match Group, Inc. (a)	1,502	21,028
Mimecast Ltd. (a)	1,037	8,700
New Relic, Inc. (a)	537	16,196
Q2 Holdings, Inc. (a)	1,139	28,452
Rackspace Hosting, Inc. (a)	505	12,625
SciQuest, Inc. (a)	987	17,411
Shutterstock, Inc. (a)	601	25,218
SPS Commerce, Inc. (a)	359	19,566
Stamps.com, Inc. (a)	478	43,493
Twitter, Inc. (a)	309	4,703
Web.com Group, Inc. (a)	352	5,973
Wix.com Ltd. (a)	202	5,587
XO Group, Inc. (a)	906	15,339
		496,447
IT Services - 2.6%
Alliance Data Systems Corp. (a)	50	11,110
Broadridge Financial Solutions, Inc.	203	13,031
Cognizant Technology Solutions Corp. Class A (a)	91	5,591
CoreLogic, Inc. (a)	2,585	96,343
Euronet Worldwide, Inc. (a)	569	45,412
Gartner, Inc. Class A (a)	492	49,997
Global Payments, Inc.	950	73,806
Lionbridge Technologies, Inc. (a)	1,949	8,478
Maximus, Inc.	349	20,120
Virtusa Corp. (a)	392	13,810
		337,698
Semiconductors & Semiconductor Equipment - 2.4%
Cabot Microelectronics Corp.	497	21,441
First Solar, Inc. (a)	570	28,301
Inphi Corp. (a)	490	15,283
Lam Research Corp.	655	54,241
Linear Technology Corp.	949	44,907
Maxim Integrated Products, Inc.	354	13,438
Microsemi Corp. (a)	1,350	45,671
Qorvo, Inc. (a)	595	30,327
Teradyne, Inc.	1,370	27,140
United Microelectronics Corp. sponsored ADR	9,349	17,576
Veeco Instruments, Inc. (a)	903	16,064
		314,389
Software - 4.7%
Adobe Systems, Inc. (a)	37	3,680
Aspen Technology, Inc. (a)	394	15,019
Barracuda Networks, Inc. (a)	1,448	24,920
Bottomline Technologies, Inc. (a)	380	9,523
BroadSoft, Inc. (a)	210	9,156
Cadence Design Systems, Inc. (a)	3,110	76,879
Callidus Software, Inc. (a)	2,077	38,549
CommVault Systems, Inc. (a)	644	29,160
Covisint Corp. (a)	1,147	2,305
Descartes Systems Group, Inc. (a)	936	19,600
Descartes Systems Group, Inc. (a)	100	2,085
Electronic Arts, Inc. (a)	272	20,876
Fleetmatics Group PLC (a)	888	36,319
Guidance Software, Inc. (a)	251	1,393
Guidewire Software, Inc. (a)	538	31,581
HubSpot, Inc. (a)	111	5,301
Imperva, Inc. (a)	526	20,083
Model N, Inc. (a)	997	12,263
Monotype Imaging Holdings, Inc.	1,547	36,942
NetSuite, Inc. (a)	376	29,821
Nuance Communications, Inc. (a)	2,010	33,607
Qualys, Inc. (a)	90	2,807
RealPage, Inc. (a)	621	13,507
RingCentral, Inc. (a)	1,253	24,734
SS&C Technologies Holdings, Inc.	655	40,341
Take-Two Interactive Software, Inc. (a)	300	11,673
Tyler Technologies, Inc. (a)	199	30,505
Xura, Inc. (a)	273	6,776
Zendesk, Inc. (a)	331	8,106
		597,511
Technology Hardware, Storage & Peripherals - 0.2%
CPI Card Group	868	3,611
Stratasys Ltd. (a)	802	18,302
		21,913

TOTAL INFORMATION TECHNOLOGY		2,181,218

MATERIALS - 5.0%
Chemicals - 1.7%
Albemarle Corp. U.S.	425	33,363
Celanese Corp. Class A	1,145	80,700
Ingevity Corp. (a)	580	16,901
Methanex Corp.	1,111	36,549
Minerals Technologies, Inc.	152	8,755
Orion Engineered Carbons SA	401	6,364
Quaker Chemical Corp.	93	8,036
The Mosaic Co.	1,182	29,822
		220,490
Containers & Packaging - 2.5%
Aptargroup, Inc.	962	74,324
Berry Plastics Group, Inc. (a)	2,275	89,112
Crown Holdings, Inc. (a)	1,257	65,578
Silgan Holdings, Inc.	946	48,378
WestRock Co.	1,260	49,909
		327,301
Metals & Mining - 0.7%
Ferroglobe PLC	425	3,876
New Gold, Inc. (a)	3,951	15,125
Nucor Corp.	1,190	57,727
Yamana Gold, Inc.	2,740	11,555
		88,283
Paper & Forest Products - 0.1%
Mercer International, Inc. (SBI)	843	7,595

TOTAL MATERIALS		643,669

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
8x8, Inc. (a)	1,490	19,027
Level 3 Communications, Inc. (a)	2,125	114,644
Vonage Holdings Corp. (a)	4,517	20,823
		154,494
UTILITIES - 2.3%
Electric Utilities - 0.4%
Portland General Electric Co.	1,244	51,228
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	1,134	16,783
Multi-Utilities - 1.8%
Ameren Corp.	1,005	49,798
Black Hills Corp.	1,455	88,086
DTE Energy Co.	560	50,781
NorthWestern Energy Corp.	761	44,108
		232,773

TOTAL UTILITIES		300,784

TOTAL COMMON STOCKS
(Cost $10,938,820)		12,155,166

Equity Funds - 1.0%
Sector Funds - 1.0%
PowerShares S&P SmallCap Financials Portfolio ETF
(Cost $106,374)	2,980	127,812

U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.25% 7/28/16 (b)
(Cost $19,992)	$20,000	19,992

Money Market Funds - 4.0%
	Shares
SSgA U.S. Treasury Money Market Fund Class N, 0.03% (c)
(Cost $518,388)	518,388	518,388
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $11,583,574)		12,821,358
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,889
NET ASSETS - 100%		$12,823,247

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2016	149,180	$11,728
1 ICE Russell 2000 Index Contracts (United States)	June 2016	115,340	9,577
TOTAL FUTURES CONTRACTS			$21,305

The face value of futures purchased as a percentage of Net Assets is 2.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,992.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,883,014	$1,883,014	$--	$--
Consumer Staples	229,139	229,139	--	--
Energy	535,498	535,498	--	--
Financials	2,544,977	2,544,977	--	--
Health Care	1,515,171	1,513,407	--	1,764
Industrials	2,167,202	2,167,202	--	--
Information Technology	2,181,218	2,181,218	--	--
Materials	643,669	643,669	--	--
Telecommunication Services	154,494	154,494	--	--
Utilities	300,784	300,784	--	--
Equity Funds	127,812	127,812	--	--
Other Short-Term Investments	19,992	--	19,992	--
Money Market Funds	518,388	518,388	--	--
Total Investments in Securities:	$12,821,358	$12,799,602	$19,992	$1,764
Derivative Instruments:
Assets
Futures Contracts	$21,305	$21,305	$--	$--
Total Assets	$21,305	$21,305	$--	$--
Total Derivative Instruments:	$21,305	$21,305	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $11,778,153. Net unrealized appreciation aggregated $1,043,205, of which $1,561,438 related to appreciated investment securities and $518,233 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	July 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2016